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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31/07
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



GE Investments Funds, Inc.

U.S. Equity Fund


Semi-Annual Report

JUNE 30, 2008

[GE LOGO OMITTED]

GE Investments Funds, Inc.

U.S. Equity Fund
--------------------------------------------------------------------------------


                                                                        Contents

NOTES TO PERFORMANCE ....................................................   1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..............................   2

NOTES TO SCHEDULE OF INVESTMENTS ........................................  10

FINANCIAL STATEMENTS

     Financial Highlights ...............................................  11

     Statement of Assets and Liabilities ................................  12

     Statement of Operations ............................................  13

     Statements of Changes in Net Assets ................................  14

     Notes to Financial Statements ......................................  15

ADDITIONAL INFORMATION ..................................................  20

INVESTMENT TEAM .........................................................  23


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



-----------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

U.S. Equity Fund
--------------------------------------------------------------------------------


THE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES THOMAS R. LINCOLN, PAUL C. REINHARDT, STEPHEN V. GELHAUS AND GEORGE A. BICHER (PICTURED BELOW LEFT TO RIGHT). EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE U.S. EQUITY FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE.

GEORGE A. BICHER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. BICHER IS DIRECTOR OF THE U.S. EQUITY RESEARCH TEAM AND A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND. MR. BICHER HAS HELD THE POSITION OF EQUITY RESEARCH ANALYST SINCE JOINING GE ASSET MANAGEMENT IN JUNE 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, HE SERVED IN A NUMBER OF POSITIONS AT DEUTSCHE BANC ALEX BROWN SINCE 1994.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES AT GE ASSET MANAGEMENT IN 1997 AND A PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND SINCE JANUARY 2001. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN THE U.S. EQUITIES GROUP FROM 1995 THROUGH 2001.


Q.  HOW DID THE U.S. EQUITY FUND PERFORM COMPARED TO
    ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH
    PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the U.S. Equity Fund returned -9.70% for the Class 1 shares and -6.96% for the Class 4 shares. The S&P 500 Index, the Fund's benchmark, returned -11.91% and the Fund's Lipper peer group of 207 Large-Cap Core funds returned an average of -11.56% for the same period.


[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The six-month period proved challenging for U.S. equity investors, as the housing recession, skyrocketing commodity prices and tight credit conditions threatened the outlook for economic growth and corporate profits. Policymaker response was significant during the period as the Federal Reserve lowered interest rates and opened up its discount window to investment banks. Despite these actions, credit remained scarce, impeding economic growth and contributing to stock market volatility. Consumers began to receive the government's fiscal stimulus checks, but investors feared that the windfall might be consumed at the gas pump in an environment of $140 per barrel of oil.

    Only the inflationary energy (+9%) and materials (+1%) sectors had positive returns during the period. Financials (-30%) was by far the worst performing sector, followed by telecommunications (-17%), industrials (-14%), consumer discretionary (-13%) and technology (-13%). Healthcare (-13%), traditionally a defensive sector, has also lagged as it has exhibited some discretionary characteristics, and suffered regulatory uncertainty stemming from the upcoming presidential elections.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Both information technology and financials have suffered double-digit declines year-to-date. Fortunately, strong stock selection in these volatile sectors has benefited performance. Within technology, Qualcomm (+13.5%) raised earnings estimates due in part to an accelerated forecast for 3G licenses as China opens its wireless market to this new technology. Google (+18.4%) has benefitted returns since we added it to the Fund upon a severe pullback earlier in the year. Western Union (+2%) also contributed to outperformance as the largest money-transfer business raised its long-term profit target and authorized an additional $1 billion stock buyback. Our sector underweight in financials was also a key contributor to outperformance. Despite exceptional weakness in global insurer AIG (-54%) amid the continuing fallout from the sub-prime mortgage situation, the Fund avoided most of the other credit-sensitive banks and brokers that swooned during the period. Relative strength among our media holdings -- exemplified by Comcast (+4%) -- also buffered the Fund during a tough environment for consumer spending.

    Slightly offsetting the sources of relative strength were pockets of weakness coming from an underweight in energy and some underperforming holdings within industrials. Taking profits within energy this year has resulted in an underweight, yet oil prices have continued to soar. Underexposure to energy offset our positive stock selection, as the Fund's energy holdings returned +12% versus +9% for the S&P 500 sector. In 2008, the rising cost of fuel and commodity inputs have punished aircraft-related stocks, and most global cyclicals. Textron (-32%) is a leading manufacturer of business jets, and Allegheny Technologies (-31%) is a maker of light specialty metals used in aircraft manufacturing. Both of these stocks have lagged along with other aerospace companies. While we have trimmed Textron -- the stock was one of 2007's top performers (+15%) -- we have maintained conviction in Allegheny, as it leverages the secular trend towards lighter, more fuel-efficient aircraft.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. No. We have remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. We continued to be relatively defensively positioned, although at June 30, our largest overweight was in technology -- an area that we believe could benefit from multiple expansion in the months to come due to the large international component of tech earnings, and its above average growth prospects. Our tech holdings tend to be less economically sensitive, with high recurring revenues and ample free cash flow.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A


    In the continuing fallout from the subprime situation, the Fund's underweight in financials benefited performance. The odds of a recession continued to increase during the period, and we remained comfortable with our positioning in this environment. We have expected our large cap, high quality companies to demonstrate the financial flexibility and balance sheet strength to weather an economic slowdown, and to benefit from a flight to quality in skittish markets. Valuations of many of our holdings remain below historical averages, despite strong relative earnings performance. In addition, we believe many of our multinationals will likely benefit from better growth prospects outside of North America, although global growth is clearly slowing. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)              DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             903.05                             3.18

     Class 4                         1,000.00                             930.35                             5.31
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,021.25                             3.42

     Class 4                         1,000.00                           1,019.31                             5.51
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.68% FOR CLASS 1 AND 1.09% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (9.70)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (6.96)% FOR CLASS 4 SHARES.

U.S. Equity Fund                                                     (unaudited)
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                  GEI U.S. EQUITY                      S&P 500 INDEX

06/98                10,000.00                            10,000.00
12/98                10,769.06                            10,930.80
12/99                12,880.53                            13,233.69
12/00                12,804.54                            12,018.37
12/01                11,719.60                            10,586.75
12/02                 9,462.07                             8,246.88
12/03                11,664.44                            10,616.05
12/04                12,616.99                            11,771.22
12/05                12,933.54                            12,350.19
12/06                15,018.67                            14,300.58
12/07                16,221.66                            15,086.47
06/08                14,648.94                            13,289.09


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008
------------------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 1/3/95)
------------------------------------------------------------------------------------------
                              SIX        ONE       FIVE     TEN      ENDING VALUE OF A
                             MONTHS      YEAR      YEAR     YEAR     $10,000 INVESTMENT
------------------------------------------------------------------------------------------
U.S. Equity Fund              -9.70%     -8.73%    7.08%    3.89%        $14,649
------------------------------------------------------------------------------------------
S&P 500 Index                -11.91%    -13.12%    7.59%    2.88%        $13,289
------------------------------------------------------------------------------------------
Lipper peer group average*   -11.56%    -12.51%    7.31%    2.49%
------------------------------------------------------------------------------------------


CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

              GEI U.S. EQUITY         S&P 500 INDEX

05/08           10,000.00              10,000.00
06/08            9,303.51               9,275.57


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                    ONE        SINCE      ENDING VALUE OF A
                                   MONTH     INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------------
U.S. Equity Fund                  -7.51%      -6.96%          $9,304
--------------------------------------------------------------------------------
S&P 500 Index                     -8.43%      -7.24%          $9,276
--------------------------------------------------------------------------------
Lipper peer group average**       -8.12%        N/A
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008 as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $62,509 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 23.5%
Healthcare 13.3%
Energy 12.0%
Financials 11.5%
Consumer Staples 9.9%
Consumer Discretionary 9.6%
Industrials 7.5%
Materials 4.1%
Short-Term 3.1%
Utilities 2.8%
Telecommunication Services 2.7%
Other Investments 0.0%***


TOP TEN EQUITY HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                     2.89%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.72%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.50%
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       2.34%
--------------------------------------------------------------------------------
 Amgen, Inc.                                             2.28%
--------------------------------------------------------------------------------
 Intel Corp.                                             2.17%
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                          2.14%
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                       2.06%
--------------------------------------------------------------------------------
 Transocean, Inc.                                        1.97%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      1.90%
--------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 207, 207, 166 AND 79 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 210 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

*** LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

U.S. EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 94.8% +
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.7%

Bed Bath & Beyond, Inc.               23,062  $    648,042(a)
Cablevision Systems Corp.              5,554       125,520(a)
Carnival Corp.                        11,033       363,648
Comcast Corp. (Class A)               61,577     1,155,185(d)
Darden Restaurants, Inc.               2,777        88,697
Kohl's Corp.                           3,332       133,413(a)
Liberty Global, Inc. (Series C)        5,656       171,716(a)
Liberty Media Entertainment Corp.
  (Series A)                          11,952       289,597(a)
Lowe's Companies, Inc.                23,902       495,967
News Corp. (Class A)                  11,108       167,064
Omnicom Group, Inc.                   24,413     1,095,655
O'Reilly Automotive, Inc.                811        18,126(a)
Staples, Inc.                          6,738       160,028
Target Corp.                           4,832       224,640
The Walt Disney Co.                    5,721       178,495
Time Warner, Inc.                     32,491       480,867
Viacom Inc. (Class B)                  7,388       225,630(a)
                                                 6,022,290

CONSUMER STAPLES -- 10.0%

Alberto-Culver Co.                     8,589       225,633
Altria Group, Inc.                     7,777       159,895
Clorox Co.                             5,722       298,688
Diageo PLC ADR                         2,556       188,812
General Mills, Inc.                    8,328       506,093
Kimberly-Clark Corp.                  16,766     1,002,271
McCormick & Company, Inc.             12,038       429,275
Nestle S.A. ADR                        1,976       222,992
Pepsi Bottling Group, Inc.             4,611       128,739
PepsiCo, Inc.                         24,534     1,560,117(d)
Procter & Gamble Co.                   7,664       466,048(d)
Sara Lee Corp.                         7,497        91,838
The Estee Lauder Companies Inc.
  (Class A)                            5,832       270,896
Wal-Mart Stores, Inc.                 11,698       657,428
                                                 6,208,725

ENERGY -- 12.1%

Apache Corp.                           2,110       293,290
Devon Energy Corp.                     1,959       235,393
Exxon Mobil Corp.                     16,598     1,462,782(d)
Halliburton Co.                        8,109       430,345
Hess Corp.                             5,388       679,912
Marathon Oil Corp.                    14,415       747,706
Nabors Industries Ltd.                 4,849       238,716(a)

                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------

National Oilwell Varco, Inc.           2,222   $   197,136(a)
Schlumberger Ltd.                     11,994     1,288,515
Suncor Energy, Inc.                    9,251       537,668
Transocean, Inc.                       8,063     1,228,721
Valero Energy Corp.                    4,444       183,004
                                                 7,523,188

FINANCIALS -- 11.0%

ACE Ltd.                               6,365       350,648
Allstate Corp.                         2,499       113,929
American Express Co.                   9,166       345,283
Ameriprise Financial, Inc.             9,957       404,951
AON Corp.                              6,054       278,121
Bank of New York Mellon Corp.          8,609       325,678
Berkshire Hathaway, Inc. (Class B)        11        44,132(a)
BlackRock, Inc.                          555        98,235
CB Richard Ellis Group, Inc.
  (Class A)                           14,629       280,877(a)
Chubb Corp.                            5,721       280,386
Citigroup, Inc.                       23,922       400,933
CME Group Inc.                           579       221,867
Federal National Mortgage Assoc.       7,766       151,515
Goldman Sachs Group, Inc.              3,733       652,902
HCC Insurance Holdings, Inc.           3,796        80,247
JP Morgan Chase & Co.                 16,350       560,969
Marsh & McLennan Companies, Inc.       3,888       103,226
Metlife, Inc.                         13,554       715,245
Prudential Financial, Inc.             1,123        67,088
State Street Corp.                    13,683       875,575(c)
SunTrust Banks, Inc.                   6,019       218,008
US Bancorp.                            6,943       193,640
Wachovia Corp.                         7,089       110,092
                                                 6,873,547

HEALTHCARE -- 13.3%

Abbott Laboratories                   12,238       648,247(d)
Aetna, Inc.                            8,925       361,730
Amgen, Inc.                           30,255     1,426,826(a)
Baxter International, Inc.             6,491       415,034
Boston Scientific Corp.               33,196       407,979(a)
Bristol-Myers Squibb Co.              12,386       254,285
Covidien Ltd.                          8,080       386,951
Genentech Inc.                        10,111       767,425(a)
Gilead Sciences, Inc.                  7,156       378,910(a)
Hologic, Inc.                         15,475       337,355(a)
Johnson & Johnson                      2,221       142,899
McKesson Corp.                         4,998       279,438
Medtronic, Inc.                       10,225       529,144
Merck & Company, Inc.                 11,801       444,780
Resmed, Inc.                           6,984       249,608(a)
Thermo Fisher Scientific, Inc.         1,700        94,741(a)
UnitedHealth Group, Inc.              20,416       535,920
Wyeth                                 13,482       646,597
                                                 8,307,869



See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND


Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.6%

ABB Ltd. ADR                           7,352   $   208,209(a)
CAE, Inc.                             31,047       352,532
Cooper Industries Ltd.                 4,998       197,421
Deere & Co.                            2,055       148,227
Dover Corp.                            1,006        48,660(d)
Eaton Corp.                            2,333       198,235
Emerson Electric Co.                   3,523       174,212
General Dynamics Corp.                 3,913       329,475
Hexcel Corp.                           8,043       155,230(a)
ITT Corp.                              2,999       189,927
Koninklijke Philips Electronics N.V.   2,220        75,036
Monster Worldwide, Inc.                8,413       173,392(a)
Rockwell Collins, Inc.                 1,388        66,568
Siemens AG ADR                           669        73,677
Suntech Power Holdings Company Ltd.
  ADR                                  2,271        85,072(a)
Textron, Inc.                         15,701       752,549
United Technologies Corp.              3,969       244,887
                                                 3,473,309

INFORMATION TECHNOLOGY -- 23.5%

Affiliated Computer Services, Inc.
  (Class A)                            3,610       193,099(a)
Analog Devices, Inc.                   5,832       185,283
Automatic Data Processing, Inc.        6,958       291,540
Cisco Systems, Inc.                   77,671     1,806,627(a)
Cognizant Technology Solutions Corp.
  (Class A)                            1,399        45,482(a)
Corning Incorporated                  13,506       311,313
Dell, Inc.                             6,276       137,319(a)
Fidelity National Information
  Services, Inc.                       8,311       306,759
Google, Inc. (Class A)                   888       467,461(a)
Hewlett-Packard Co.                   15,961       705,636
Intel Corp.                           63,224     1,358,052(d)
International Business Machines
  Corp.                                3,166       375,266
Intuit Inc.                           19,914       549,029(a)
Iron Mountain Incorporated            12,398       329,167(a)
Lam Research Corp.                     3,943       142,539(a)
Maxim Integrated Products, Inc.        8,547       180,769
Microchip Technology Inc.              1,144        34,938
Microsoft Corp.                       61,735     1,698,330(d)
Molex, Inc. (Class A)                 12,127       277,830
National Semiconductor Corp.           6,332       130,059
Oracle Corp.                          52,822     1,109,262(a)
Paychex, Inc.                         18,380       574,926
QUALCOMM, Inc.                        30,096     1,335,360
Research In Motion Ltd.                4,538       530,492(a)
Taiwan Semiconductor Manufacturing
  Company Ltd. ADR                    16,107       175,725(a)
Texas Instruments Incorporated        10,219       287,767
Western Union Co.                     43,088     1,065,135
Yahoo! Inc.                            3,581        73,983(a)
                                                14,679,148

                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 4.1%

Alcoa, Inc.                            4,915   $   175,072
Allegheny Technologies Incorporated    9,135       541,523
Barrick Gold Corp.                     7,554       343,707
Dow Chemical Co.                       2,610        91,115
Freeport-McMoRan Copper & Gold, Inc.   2,900       339,851
Monsanto Co.                           5,313       671,776
Praxair, Inc.                          2,699       254,354
Vulcan Materials Co.                   2,222       132,831
                                                 2,550,229

TELECOMMUNICATION SERVICES -- 2.7%

American Tower Corp. (Class A)         2,625       110,906(a)
AT&T, Inc.                             3,499       117,881
NII Holdings Inc. (Class B)           17,541       833,022(a)
Verizon Communications, Inc.          14,908       527,743(d)
Vodafone Group, PLC ADR                3,332        98,161
                                                 1,687,713

UTILITIES -- 2.8%

American Electric Power Company, Inc.  5,722       230,196
Dominion Resources, Inc.              14,523       689,697
Edison International                   5,999       308,229
Entergy Corp.                          1,555       187,346
FPL Group, Inc.                        3,008       197,265
PG&E Corp.                             3,729       148,004
                                                 1,760,737

TOTAL COMMON STOCK
   (COST $59,667,293)                           59,086,755

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.4%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     14,174       287,165(f)
Industrial Select Sector SPDR Fund    34,908     1,187,221(f)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,449,759)                             1,474,386

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $19,077)                                   14,498(e)


TOTAL INVESTMENTS IN SECURITIES
   (COST $61,136,129)                           60,575,639


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND
Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                    VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.1%
--------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
   1.93%                                       $ 1,932,964(b,g)
   (COST $1,932,964)


TOTAL INVESTMENTS
   (COST $63,069,093)                           62,508,603


LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET -- (0.3)%                                   (217,094)
                                               -----------

NET ASSETS -- 100.0%                           $62,291,509
                                               ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI U.S. Equity had the following long futures contracts open at June 30, 2008 (unaudited):

                                              NUMBER     CURRENT
                            EXPIRATION          OF       NOTIONAL   UNREALIZEDD
DESCRIPTION                    DATE          CONTRACTS    VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index Futures     September 2008        1        $320,275    $(19,645)


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as the investment adviser of the GEI Investment Fund.

(f) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.


Abbreviations:

ADR   American Depository Receipt

SPDR  Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

U.S. EQUITY FUND

                                                ---------------------------------------------------------------------   ------------
                                                                               CLASS 1                                     CLASS 4
                                                ---------------------------------------------------------------------   ------------
                                                6/30/08+   12/31/07    12/31/06    12/31/05    12/31/04    12/31/03      6/30/08+
                                                ---------------------------------------------------------------------   ------------
INCEPTION DATE                                        --         --          --          --          --      1/3/95        5/1/08
Net asset value, beginning of period ..........   $36.41     $39.02      $34.06      $33.61      $31.48      $25.75        $35.32
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ......................     0.14       0.45        0.53        0.39        0.44        0.26          0.03
   Net realized and unrealized
      gains/(losses) on investments ...........    (3.67)      2.70        4.96        0.46        2.13        5.73         (2.49)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT
   OPERATIONS .................................    (3.53)      3.15        5.49        0.85        2.57        5.99         (2.46)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ......................       --       0.44        0.53        0.40        0.44        0.26            --
   Net realized gains .........................       --       5.32          --          --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................       --       5.76        0.53        0.40        0.44        0.26            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................   $32.88     $36.41      $39.02      $34.06      $33.61      $31.48        $32.86
====================================================================================================================================
TOTAL RETURN (A) ..............................    (9.70)%     8.01%      16.12%       2.51%       8.17%      23.28%        (6.96)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...  $62,282    $77,777    $101,885     $98,883    $112,545    $114,123            $9
   Ratios to average net assets:
      Net investment income* ..................     0.84%      0.94%       1.43%       1.06%       1.30%       0.95%         0.45%
      Expenses* ...............................     0.68%      0.66%       0.63%       0.63%       0.63%       0.61%         1.09%
   Portfolio turnover rate ....................       27%        55%         45%         40%         30%         39%           27%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*  Annualized for periods less than one year.

+  Unaudited



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                          U.S.
                                                                                                         EQUITY
                                                                                                          FUND
--------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $61,117,052) .......................................    $60,561,141
   Investments in affiliated securities, at market (cost $19,077) ................................         14,498
   Short-term affiliated investments (at amortized cost) .........................................      1,932,964
   Income receivables ............................................................................         65,810
   Variation margin receivable ...................................................................            275
--------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ..............................................................................     62,574,688
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased .............................................................        145,311
   Payable for fund shares redeemed ..............................................................         32,963
   Payable to GEAM ...............................................................................         28,670
   Accrued other expenses ........................................................................         75,792
   Other liabilities .............................................................................            443
--------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES .........................................................................        283,179
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................................    $62,291,509
==========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ...............................................................................     62,196,534
   Undistributed (distribution in excess of)net investment income ................................        292,436
   Accumulated net realized gain (loss) ..........................................................        382,673
   Net unrealized appreciation/(depreciation) on:
       Investments ...............................................................................       (560,490)
       Futures ...................................................................................        (19,645)
       Foreign currency related transactions .....................................................              1
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................................    $62,291,509
==========================================================================================================================
CLASS 1:

NET ASSETS .......................................................................................     62,282,206
Shares outstanding ($0.01 par value; unlimited shares authorized) ................................      1,894,487
Net asset value per share ........................................................................         $32.88

CLASS 4:

NET ASSETS .......................................................................................          9,303
Shares outstanding ($0.01 par value; unlimited shares authorized) ................................            283
Net asset value per share ........................................................................         $32.86


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

                                                                                                 U.S.
                                                                                                EQUITY
                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ......................................................................     $    495,423
      Interest ......................................................................            4,075
      Interest from affiliated investments ..........................................           15,683
      Less: Foreign taxes withheld ..................................................           (1,846)
------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ....................................................................          513,335
------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ..............................................          187,286
      Distributors Fees (Note 4)
         Class 4 ....................................................................                7
      Transfer agent ................................................................               36
      Trustee's fees ................................................................              933
      Custody and accounting expenses ...............................................           27,157
      Professional fees .............................................................            9,495
      Registration expenses .........................................................            2,136
      Other expenses ................................................................            2,727
------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..................................          229,777
------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne by the adviser
            (waiver related to Fund of Fund Investment) .............................             (932)
------------------------------------------------------------------------------------------------------------------
      Net expenses ..................................................................          228,845
------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ....................................................          284,490
==================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ................................................................          504,171
         Futures ....................................................................          (32,800)
         Foreign currency transactions ..............................................             (146)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
         Investments ................................................................       (7,990,722)
         Futures ....................................................................          (24,750)
         Foreign currency transactions ..............................................                4
------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ........................       (7,544,243)
------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................      $(7,259,753)
==================================================================================================================


See Notes to Financial Statements.

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                           U.S.
                                                                                                          EQUITY
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) .......................................................  $   284,490       $     826,681
     Net realized gain (loss) on investments, futures, written options, and foreign
         currency transactions ...........................................................      471,225          12,445,211
     Net increase (decrease) in unrealized appreciation/(depreciation) on investments,
         futures, written options, and foreign currency translation ......................   (8,015,468)         (6,234,931)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .............................................   (7,259,753)          7,036,961
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 ...........................................................................           --            (821,468)
       Class 4 ...........................................................................           --                  --
     Net realized gains
       Class 1 ...........................................................................           --          (9,856,050)
       Class 4 ...........................................................................           --                  --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...................................................................           --         (10,677,518)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ...................   (7,259,753)         (3,640,557)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 ...........................................................................      425,961             831,344
       Class 4 ...........................................................................       10,000                  --
     Value of distributions reinvested
       Class 1 ...........................................................................           --          10,677,532
       Class 4 ...........................................................................           --                  --
     Cost of shares redeemed
       Class 1 ...........................................................................   (8,661,521)        (31,976,001)
       Class 4 ...........................................................................           --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions .....................................   (8,225,560)        (20,467,125)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................................   (8,225,560)        (24,107,682)

NET ASSETS
   Beginning of period ...................................................................   77,776,822         101,884,504
------------------------------------------------------------------------------------------------------------------------------------
   End of period .........................................................................  $62,291,509       $  77,776,822
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ...........  $   292,436       $       7,946
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
CLASS 1
Shares sold ..............................................................................       12,511              20,172
Issued for distributions reinvested ......................................................           --             291,815
Shares redeemed ..........................................................................     (253,889)           (787,114)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................................................     (241,378)           (475,127)
====================================================================================================================================
CLASS 4
Shares sold ..............................................................................          283                  --
Issued for distributions reinvested ......................................................           --                  --
Shares redeemed ..........................................................................           --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...................................................          283                  --
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, (the "Fund") S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                   Total
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $ 62,494,105               $ 14,498                   $--                  $ 62,508,603
Other Financial Instruments       $    (19,645)              $     --                   $--                  $    (19,645)

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2008, information on the tax cost of investments is as follows:

                                                                                                   Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                 Tax Purposes             Appreciation               Depreciation               on Investments
------------------------------------------------------------------------------------------------------------------------------------
                 $63,890,916               $4,955,861                $(6,357,251)               $(1,401,390)


As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

During the year ended December 31, 2007, the Fund utilized approximately $788,340 of capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

            Ordinary           Long-Term
             Income          Capital Gains        Total
--------------------------------------------------------------------------------
2007      $   821,468          $9,856,050      $10,677,518
2006        1,376,973                  --        1,376,973

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

             Undistributed
           (Distribution in
               Excess of)
            Net Investment          Accumulated
                Income            Net Realized Gain
--------------------------------------------------------------------------------
               $(84)                     $84

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $573 was charged to the Fund

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each Fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

             Purchases                  Sales
--------------------------------------------------------------------------------
            $18,033,387              $26,301,280

SECURITY LENDING At June 30, 2008, the Fund did not participate in securities lending.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta

ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP



OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE LOGO OMITTED]

GE Investments Funds, Inc.

S&P 500 Index Fund



Semi-Annual Report

JUNE 30, 2008


[GE logo omitted]

GE Investments Funds, Inc.
S&P 500 Index Fund
--------------------------------------------------------------------------------

                                                                    Contents


NOTES TO PERFORMANCE................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS..........................    2

NOTES TO SCHEDULE OF INVESTMENTS....................................   11

FINANCIAL STATEMENTS

     Financial Highlights...........................................   12

     Statement of Assets and Liabilities............................   13

     Statement of Operations........................................   14

     Statements of Changes in Net Assets............................   15

     Notes to Financial Statements..................................   16

ADDITIONAL INFORMATION..............................................   21

INVESTMENT TEAM.....................................................   24



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.


-------------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

S&P 500 Index Fund

--------------------------------------------------------------------------------
                                                                             Q&A


SSgA FUNDS MANAGEMENT, INC. ("SSgA FM") IS THE SUB-ADVISER FOR THE S&P 500
INDEX FUND. SSgA FM IS REGISTERED WITH THE SEC AS AN INVESTMENT ADVISER UNDER THE INVESTMENT ACT OF 1940 AND IS A WHOLLY OWNED SUBSIDIARY OF STATE STREET CORPORATION. THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS COMPOSED OF THE FOLLOWING MEMBERS: KARL SCHNEIDER AND JOHN TUCKER.

KARL SCHNEIDER, LEAD PORTFOLIO MANAGER FOR THE FUND, IS A VICE PRESIDENT OF STATE STREET GLOBAL ADVISORS AND A PRINCIPAL OF SSgA FM. KARL JOINED THE FIRM IN 1996 AND IS A MEMBER OF THE FIRM'S GLOBAL STRUCTURED PRODUCTS TEAM. KARL MANAGES A VARIETY OF THE FIRM'S DOMESTIC AND INTERNATIONAL PASSIVE FUNDS. KARL HOLDS A BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTER OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE. ADDITIONALLY, HE HOLDS A SERIES 3 LICENSE FROM THE NATIONAL FUTURES ASSOCIATION.

JOHN TUCKER, CFA, IS A VICE PRESIDENT OF SSgA AND A PRINCIPAL OF SSgA FM. JOHN JOINED THE FIRM IN 1988 AND IS HEAD OF US EQUITY MARKETS IN THE GLOBAL STRUCTURED PRODUCTS TEAM. HE IS ALSO RESPONSIBLE FOR ALL DERIVATIVE STRATEGIES AND EXCHANGE TRADED FUNDS. JOHN RECEIVED A BA IN ECONOMICS FROM TRINITY COLLEGE AND AN MS IN FINANCE FROM BOSTON COLLEGE. HE IS A MEMBER OF THE BOSTON SECURITY ANALYSTS SOCIETY AND THE CFA INSTITUTE.


Q. HOW DID THE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the S&P 500 Index Fund returned -12.14%. The S&P 500 Index, the Fund's benchmark, returned -11.91% and the Fund's Lipper peer group of 59 S&P 500 Index Objective funds returned an average of -12.07% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The credit crisis continued in the first half of 2008, as troubled mortgage paper continued to fall in value, and corporate bonds worried about eroding profits and rising default potential. The inexorable upward march of crude oil prices, which saw double-digit gains in both April and May, exacerbated inflation concerns as summer approached. As consumers realized elevated energy costs might be more than just a temporary phenomenon, a deep chill was cast over the tentative spring recovery in investor sentiment. Many broad equity averages, having come within hailing distance of their 2007 closing levels in mid-May, soon found themselves flirting with the lows that they had plumbed in January and March.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. By utilizing a passive, full replication investment style, the Fund owned the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of June 30th, 2008, the four largest sectors in the S&P 500 Index were Information Technology (16.4%), Energy (16.2%), Financials (14.3%) and Healthcare (11.9%). The highest returning sector for the last six months was Energy (+8%) followed by Materials (+0.2%). The lowest returning sectors were Financials (-30%) and Telecommunication Services (-18%).

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Over the past six months, there were 10 index addition/deletion changes announced by Standard & Poors that impacted the Fund. Not all the additions and deletions were bought and sold in the Fund, however, as many changes were as a result of a merger or acquisition, or a spin-off involving another S&P500 Index constituent. Additionally, there were numerous index share changes throughout the period, as well as at each quarter's end. Many of the share changes also required no trading, as the weight change within the portfolio was negligible.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                           878.58                           1.86
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,022.62                           2.01
------------------------------------------------------------------------------------------------------------------------------------


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.40% (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WAS:
   (12.14)%.

S&P 500 Index Fund                                                   (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                GEI S&P 500 INDEX              S&P 500 INDEX

06/98               10,000.00                    10,000.00
12/98               10,911.87                    10,930.83
12/99               13,160.94                    13,233.67
12/00               11,920.41                    12,016.74
12/01               10,458.24                    10,586.04
12/02                8,119.08                     8,246.81
12/03               10,414.64                    10,617.04
12/04               11,504.13                    11,771.36
12/05               12,022.61                    12,348.39
12/06               13,877.60                    14,298.67
12/07               14,584.73                    15,084.63
06/08               12,813.88                    13,287.88


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

                              SIX       ONE        FIVE      TEN
                             MONTHS     YEAR       YEAR     YEAR
--------------------------------------------------------------------------------
S&P 500 Index Fund           -12.14%   -13.51%     7.19%    2.51%
--------------------------------------------------------------------------------
S&P 500 Index                -11.91%   -13.12%     7.59%    2.88%
--------------------------------------------------------------------------------
Lipper peer group average*   -12.07%   -13.40%     7.18%    2.57%
--------------------------------------------------------------------------------
Inception date              4/15/85
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.


TOP TEN LARGEST HOLDINGS
(EXCLUDES SHORT-TERM INVESTMENTS)
AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       4.10%
--------------------------------------------------------------------------------
 General Electric Co.                                    2.34%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         1.93%
--------------------------------------------------------------------------------
 Chevron Corp.                                           1.81%
--------------------------------------------------------------------------------
 AT&T, Inc.                                              1.76%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    1.64%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.60%
--------------------------------------------------------------------------------
 International Business Machines Corp.                   1.43%
--------------------------------------------------------------------------------
 Apple Computer, Inc.                                    1.29%
--------------------------------------------------------------------------------
 ConocoPhillips                                          1.28%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $369,869 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 16.1%
Energy 15.9%
Financials 14.0%
Healthcare 11.7%
Industrials 11.0%
Consumer Staples 10.6%
Consumer Discretionary 8.0%
Utilities 3.9%
Materials 3.9%
Telecommunication Services 3.3%
Short-Term 1.6%
Other Investments 0.0%**


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE S&P 500 INDEX OBJECTIVE FUNDS PEER GROUP CONSISTING OF 59, 58, 51 AND 27 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LESS THAN 0.1%

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.8% +
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.0%

Abercrombie & Fitch Co.
  (Class A) ...................       2,800  $     175,504
Amazon.Com, Inc................      10,100       740,633(a)
Apollo Group, Inc. (Class A)...       4,400       194,744(a)
Autonation, Inc................       4,772        47,815(a)
Autozone, Inc..................       1,444       174,738(a)
Bed Bath & Beyond, Inc.........       8,600       241,660(a)
Best Buy Company, Inc..........      11,500       455,400
Big Lots, Inc..................       2,500        78,100(a)
Black & Decker Corp............       2,007       115,423
Carnival Corp..................      14,400       474,624
CBS Corp.......................      22,409       436,751
Centex Corp....................       4,120        55,084
Clear Channel Communications,
  Inc. ........................      16,000        563,200
Coach, Inc.....................      11,300       326,344(a)
Comcast Corp. (Class A)........      96,458     1,829,808
D.R. Horton, Inc...............       9,700       105,245
Darden Restaurants, Inc........       4,429       141,462
Dillard's, Inc. (Class A)......       2,295        26,553
DIRECTV Group, Inc.............      23,400       606,294(a)
Eastman Kodak Co...............       9,175       132,395
Expedia, Inc...................       7,100       130,498(a)
Family Dollar Stores, Inc......       5,000        99,700
Ford Motor Co..................      70,527       339,235(a)
Fortune Brands, Inc............       5,141       320,850
GameStop Corp. (Class A).......       5,400       218,160(a)
Gannett Company, Inc...........       7,408       160,531
General Motors Corp............      18,547       213,291
Genuine Parts Co...............       5,596       222,049
Goodyear Tire & Rubber Co......       7,319       130,498(a)
H&R Block, Inc.................      10,408       222,731
Harley-Davidson, Inc...........       8,000       290,080
Harman International
   Industries Inc...............      1,900        78,641
Hasbro, Inc....................       4,696       167,741
Home Depot, Inc................      55,118     1,290,864
IAC/InterActiveCorp............       6,300       121,464(a)
International Game Technology..      10,000       249,800
Interpublic Group of
   Companies, Inc...............     14,530       124,958(a)
J.C. Penney Company, Inc.......       7,187       260,816
Johnson Controls, Inc..........      19,246       551,975
Jones Apparel Group, Inc.......       2,400        33,000
KB Home........................       2,860        48,420
Kohl's Corp....................      10,400       416,416(a)
Leggett & Platt, Incorporated..       5,100        85,527
Lennar Corp. (Class A).........       4,800        59,232
Limited Brands, Inc............       9,888       166,613
Liz Claiborne Inc..............       3,830        54,194
Lowe's Companies, Inc..........      47,356       982,637

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Macy's, Inc....................      14,030  $    272,463
Marriott International Inc.
  (Class A) ...................       9,544       250,435
Mattel, Inc....................      11,551       197,753
McDonald's Corp................      37,390     2,102,066
McGraw-Hill Companies Inc......      10,621       426,115
Meredith Corp..................       1,298        36,720
New York Times Co. (Class A)...       5,188        79,843
Newell Rubbermaid, Inc.........       8,756       147,013
News Corp. (Class A)...........      74,600     1,121,984
Nike Inc. (Class B)............      12,510       745,721
Nordstrom, Inc.................       5,792       175,498
Office Depot, Inc..............       8,400        91,896(a)
Omnicom Group, Inc.............      10,300       462,264
Polo Ralph Lauren Corp.
  (Class A) ...................       1,800       113,004
Pulte Homes, Inc...............       7,388        71,146
RadioShack Corp................       4,656        57,129
Sears Holdings Corp............       2,419       178,184(a)
Snap-On Incorporated...........       2,009       104,488
Staples, Inc...................      22,450       533,187
Starbucks Corp.................      23,798       374,581(a)
Starwood Hotels & Resorts
   Worldwide, Inc...............      6,100       244,427
Target Corp....................      25,349     1,178,475
The E.W. Scripps Co. (Class A).       2,900       120,466
The Gap, Inc...................      14,379       239,698
The Sherwin-Williams Co........       3,163       145,277
The Stanley Works..............       2,426       108,758
The Walt Disney Co.............      61,079     1,905,665
Tiffany & Co...................       4,000       163,000
Time Warner, Inc...............     115,914     1,715,527(d)
TJX Companies, Inc.............      14,480       455,686
VF Corp........................       2,802       199,446
Viacom Inc. (Class B)..........      20,813       635,629(a)
Washington Post Co. (Class B)..         190       111,511
Wendy's International, Inc.....       2,731        74,338
Whirlpool Corp.................       2,443       150,806
Wyndham Worldwide Corp.........       5,949       106,547
Yum! Brands, Inc...............      15,329       537,895
                                               29,596,339

CONSUMER STAPLES -- 10.7%

Altria Group, Inc..............      68,579     1,409,984
Anheuser-Busch Companies, Inc..      23,142     1,437,581(d)
Archer-Daniels-Midland Co......      21,086       711,653
Avon Products, Inc.............      13,628       490,881
Brown-Forman Corp. (Class B)...       2,758       208,422
Campbell Soup Co...............       7,176       240,109
Clorox Co......................       4,684       244,505
Coca-Cola Enterprises, Inc.....       9,100       157,430
Colgate-Palmolive Co...........      16,672     1,152,035
ConAgra Foods, Inc.............      15,868       305,935
Constellation Brands, Inc.
  (Class A) ...................       6,100       121,146(a)
Costco Wholesale Corp..........      14,266     1,000,617
CVS Caremark Corp..............      46,727     1,848,987
Dean Foods Co..................       4,700        92,214(a)
General Mills, Inc.............      11,003       668,652
HJ Heinz Co....................      10,397       497,496


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Kellogg Co.....................       8,390  $    402,888
Kimberly-Clark Corp............      13,636       815,160
Kraft Foods, Inc. (Class A)....      50,098     1,425,288
Lorillard, Inc.................       5,711       394,973(a)
McCormick & Company, Inc.......       4,300       153,338
Molson Coors Brewing Co.
  (Class B)                           4,398       238,943
Pepsi Bottling Group, Inc......       4,700       131,224
PepsiCo, Inc...................      51,974     3,305,027
Philip Morris International
  Inc.                               68,479     3,382,178
Procter & Gamble Co............      99,449     6,047,494
Reynolds American, Inc.........       5,700       266,019
Safeway Inc....................      14,300       408,265
Sara Lee Corp..................      23,157       283,673
Supervalu Inc..................       6,713       207,365
SYSCO Corp.....................      19,444       534,904
The Coca-Cola Co...............      65,002     3,378,804(d)
The Estee Lauder Companies Inc.
   (Class A)....................      3,600       167,220
The Hershey Co.................       5,284       173,210
The Kroger Co..................      21,566       622,610
Tyson Foods, Inc. (Class A)....       8,900       132,966
UST Inc........................       4,779       260,981
Walgreen Co....................      32,200     1,046,822
Wal-Mart Stores, Inc...........      75,787     4,259,229
Whole Foods Market, Inc........       4,400       104,236
WM Wrigley Jr. Co..............       6,985       543,293
                                               39,273,757

ENERGY -- 16.0%

Anadarko Petroleum Corp........      15,256     1,141,759
Apache Corp....................      10,848     1,507,872
Baker Hughes Incorporated......      10,150       886,501
BJ Services Co.................       9,700       309,818
Cabot Oil & Gas Corp...........       3,100       209,963
Cameron International Corp.....       7,000       387,450(a)
Chesapeake Energy Corp.........      15,700     1,035,572
Chevron Corp...................      67,558     6,697,025
ConocoPhillips.................      50,219     4,740,171
Consol Energy, Inc.............       6,000       674,220
Devon Energy Corp..............      14,392     1,729,343
El Paso Corp...................      22,882       497,455
ENSCO International Inc........       4,700       379,478
EOG Resources, Inc.............       8,100     1,062,720
Exxon Mobil Corp...............     172,102    15,167,349(d)
Halliburton Co.................      28,591     1,517,324
Hess Corp......................       9,070     1,144,543(d)
Marathon Oil Corp..............      23,042     1,195,189
Massey Energy Co...............       2,600       243,750
Murphy Oil Corp................       6,100       598,105
Nabors Industries Ltd..........       9,300       457,839(a)
National Oilwell Varco, Inc....      13,400     1,188,848(a)
Noble Corp.....................       8,700       565,152
Noble Energy, Inc..............       5,600       563,136
Occidental Petroleum Corp......      26,720     2,401,059
Peabody Energy Corp............       8,700       766,035
Range Resources Corp...........       5,000       327,700
Rowan Companies, Inc...........       3,577       167,225

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Schlumberger Ltd...............      38,933  $  4,182,572
Smith International, Inc.......       6,500       540,410
Southwestern Energy Co.........      11,100       528,471(a)
Spectra Energy Corp............      20,677       594,257
Sunoco, Inc....................       3,976       161,783
Tesoro Corp....................       4,800        94,896
Transocean, Inc................      10,310     1,571,141
Valero Energy Corp.............      17,500       720,650
Weatherford International Ltd..      22,000     1,090,980(a)
Williams Companies, Inc........      18,786       757,264
XTO Energy, Inc................      16,441     1,126,373
                                               58,931,398

FINANCIALS -- 14.0%

ACE Ltd........................      10,700       589,463
AFLAC Incorporated.............      15,400       967,120
Allstate Corp..................      18,311       834,798(d)
American Capital Strategies Ltd.      6,200       147,374
American Express Co............      37,796     1,423,775(d)
American International Group,
  Inc.                               87,517     2,315,700(d)
Ameriprise Financial, Inc......       7,304       297,054
AON Corp.......................       9,636       442,678
Apartment Investment &
   Management Co. (Class A)
  (REIT)                              2,920        99,455
Assurant, Inc..................       3,200       211,072
AvalonBay Communities, Inc.
  (REIT)                              2,500       222,900
Bank of America Corp...........     144,441     3,447,807
Bank of New York Mellon Corp...      37,003     1,399,823
BB&T Corp......................      18,000       409,860
Boston Properties, Inc. (REIT).       3,900       351,858
Capital One Financial Corp.....      12,225       464,672
CB Richard Ellis Group, Inc.
   (Class A)....................      5,500       105,600(a)
Charles Schwab Corp............      30,111       618,480
Chubb Corp.....................      12,094       592,727
Cincinnati Financial Corp......       5,592       142,037
CIT Group, Inc.................       6,600        44,946
Citigroup, Inc.................     177,306     2,971,649(d)
CME Group Inc..................       1,721       659,470
Comerica Incorporated..........       5,156       132,148
Countrywide Financial Corp.....      19,698        83,716
Developers Diversified Realty
   Corp. (REIT).................      3,900       135,369
Discover Financial Services....      15,298       201,475
E*Trade Financial Corp.........      15,100        47,414(a)
Equity Residential (REIT)......       8,800       336,776
Federal Home Loan
   Mortgage Corp................     20,765       340,546
Federal National Mortgage
  Assoc.                             34,176       666,774
Federated Investors Inc.
  (Class B)                           2,700        92,934
Fifth Third Bancorp............      17,516       178,313
First Horizon National Corp....       4,400        32,692
Franklin Resources, Inc........       5,100       467,415
General Growth Properties, Inc.
   (REIT).......................      7,900       276,737
Genworth Financial, Inc.
  (Class A)                          14,100       251,121
Goldman Sachs Group, Inc.......      12,841     2,245,891


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Hartford Financial Services
   Group, Inc...................     10,204  $    658,872
HCP, Inc. (REIT)...............       7,500       238,575
Host Hotels & Resorts Inc.
  (REIT)                             16,700       227,955
Hudson City Bancorp, Inc.......      16,600       276,888
Huntington Bancshares
   Incorporated................      11,434        65,974
IntercontinentalExchange, Inc..       2,300       262,200(a)
Janus Capital Group, Inc.......       5,100       134,997
JP Morgan Chase & Co...........     112,450     3,858,159(d)
Keycorp........................      15,828       173,791
Kimco Realty Corp. (REIT)......       8,100       279,612
Legg Mason, Inc................       4,300       187,351
Lehman Brothers Holdings, Inc..      22,000       435,820
Leucadia National Corp.........       5,500       258,170
Lincoln National Corp..........       8,542       387,123
Loews Corp.....................      12,766       598,725
M&T Bank Corp..................       2,400       169,296
Marsh & McLennan
   Companies, Inc..............      16,969       450,527
Marshall & Ilsley Corp.........       8,298       127,208
MBIA Inc.......................       4,535        19,909
Merrill Lynch & Company, Inc...      31,634     1,003,114
Metlife, Inc...................      23,171     1,222,734
MGIC Investment Corp...........       2,959        18,079
Moody's Corp...................       6,884       237,085
Morgan Stanley.................      35,996     1,298,376
National City Corp.............      21,291       101,558
Northern Trust Corp............       6,200       425,134
NYSE Euronext..................       8,700       440,742
Plum Creek Timber Company, Inc.
   (REIT)......................       5,700       243,447
PNC Financial Services Group,
  Inc.                               11,208       639,977
Principal Financial Group,
  Inc.                                8,300       348,351
Prologis (REIT)................       8,400       456,540
Prudential Financial, Inc......      14,600       872,204
Public Storage (REIT)..........       4,000       323,160
Regions Financial Corp.........      23,068       251,672
Safeco Corp....................       2,881       193,488
Simon Property Group, Inc.
  (REIT)                              7,200       647,208
SLM Corp.......................      14,200       274,770(a)
Sovereign Bancorp, Inc.........      15,650       115,184
State Street Corp..............      13,800       883,062(c)
SunTrust Banks, Inc............      11,429       413,958
T Rowe Price Group, Inc........       8,700       491,289
The Progressive Corp...........      22,473       420,695
Torchmark Corp.................       3,072       180,173
Travelers Companies, Inc.......      19,999       867,957
Unum Group.....................      10,989       224,725
US Bancorp.....................      56,199     1,567,390
Vornado Realty Trust (REIT)....       4,400       387,200
Wachovia Corp..................      69,288     1,076,043
Washington Mutual, Inc.........      33,181       163,582
Wells Fargo & Co...............     107,036     2,542,105
XL Capital Ltd.................       5,700       117,192
Zions Bancorporation...........       3,700       116,513
                                               51,625,498

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 11.8%

Abbott Laboratories............      50,204  $  2,659,306(d)
Aetna, Inc.....................      16,008       648,804
Allergan, Inc..................       9,804       510,298
AmerisourceBergen Corp.........       5,142       205,629
Amgen, Inc.....................      35,248     1,662,296(a,d)
Barr Pharmaceuticals, Inc......       3,500       157,780(a)
Baxter International, Inc......      20,729     1,325,412
Becton Dickinson & Co..........       7,970       647,961
Biogen Idec, Inc...............       9,800       547,722(a)
Boston Scientific Corp.........      44,260       543,955(a)
Bristol-Myers Squibb Co........      64,008     1,314,084(d)
C.R. Bard, Inc.................       3,302       290,411
Cardinal Health, Inc...........      11,651       600,959
Celgene Corp...................      14,000       894,180(a)
Cigna Corp.....................       9,289       328,738
Coventry Healthcare, Inc.......       5,100       155,142(a)
Covidien Ltd...................      16,259       778,644
Eli Lilly & Co.................      32,216     1,487,091
Express Scripts, Inc...........       8,200       514,304(a)
Forest Laboratories, Inc.......      10,300       357,822(a)
Genzyme Corp...................       8,700       626,574(a)
Gilead Sciences, Inc...........      30,349     1,606,980(a)
Hospira, Inc...................       5,039       202,114(a)
Humana Inc.....................       5,627       223,786(a)
IMS Health Inc.................       6,057       141,128
Intuitive Surgical, Inc........       1,260       339,444(a)
Johnson & Johnson..............      92,127     5,927,451
King Pharmaceuticals, Inc......       8,833        92,482(a)
Laboratory Corporation of
   America Holdings............       3,700       257,631(a)
McKesson Corp..................       9,402       525,666
Medco Health Solutions, Inc....      17,166       810,235(a)
Medtronic, Inc.................      36,632     1,895,706
Merck & Company, Inc...........      70,350     2,651,492
Millipore Corp.................       1,745       118,416(a)
Mylan, Inc.....................       8,800       106,216
Patterson Companies, Inc.......       4,100       120,499(a)
PerkinElmer, Inc...............       3,610       100,538
Pfizer, Inc....................     219,821     3,840,273
Quest Diagnostics
  Incorporated, ...............       5,100        247,197
Schering-Plough Corp...........      52,602     1,035,733(d)
St. Jude Medical, Inc..........      11,092       453,441(a)
Stryker Corp...................       7,852       493,734
Tenet Healthcare Corp..........      16,695        92,824(a)
Thermo Fisher Scientific, Inc..      13,528       753,915(a)
UnitedHealth Group, Inc........      40,676     1,067,745
Varian Medical Systems, Inc....       4,100       212,585(a)
Waters Corp....................       3,300       212,850(a)
Watson Pharmaceuticals, Inc....       3,600        97,812(a)
WellPoint, Inc.................      17,100       814,986(a)
Wyeth..........................      43,354     2,079,258(d)
Zimmer Holdings, Inc...........       7,600       517,180(a)
                                               43,296,429


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.1%

Allied Waste Industries, Inc...       9,000  $    113,580(a)
Applied Biosystems Inc.........       5,603       187,588
Avery Dennison Corp............       3,655       160,564
Boeing Co......................      24,882     1,635,245(d)
Burlington Northern
   Santa Fe Corp...............       9,674       966,336
Caterpillar, Inc...............      20,232     1,493,526
CH Robinson Worldwide, Inc.....       5,700       312,588
Cintas Corp....................       4,200       111,342
Cooper Industries Ltd..........       5,759       227,481
CSX Corp.......................      13,239       831,542
Cummins, Inc...................       6,556       429,549
Danaher Corp...................       8,400       649,320
Deere & Co.....................      14,140     1,019,918
Dover Corp.....................       6,058       293,025
Eaton Corp.....................       5,200       441,844
Emerson Electric Co............      25,548     1,263,349
Equifax, Inc...................       4,300       144,566
Expeditors International
   Washington, Inc.............       6,900       296,700
FedEx Corp.....................      10,111       796,646
Fluor Corp.....................       2,852       530,700
General Dynamics Corp..........      13,164     1,108,409
General Electric Co............     324,362     8,657,222(f)
Goodrich Corp..................       4,101       194,633
Honeywell International Inc....      24,343     1,223,966
Illinois Tool Works Inc........      13,117       623,189
Ingersoll-Rand Company Ltd.
   (Class A)...................      10,061       376,583
ITT Corp.......................       5,926       375,294
Jacobs Engineering Group, Inc..       3,800       306,660(a)
L-3 Communications Holdings,
  Inc. ........................       4,000       363,480
Lockheed Martin Corp...........      11,152     1,100,256
Masco Corp.....................      11,590       182,311
Monster Worldwide, Inc.........       4,400        90,684(a)
Norfolk Southern Corp..........      12,318       771,969
Northrop Grumman Corp..........      11,022       737,372
PACCAR, Inc....................      12,022       502,880
Pall Corp......................       3,878       153,879
Parker Hannifin Corp...........       5,572       397,395
Pitney Bowes, Inc..............       7,132       243,201
Precision Castparts Corp.......       4,500       433,665
Raytheon Co....................      13,869       780,547
Robert Half International,
  Inc. ........................       5,000       119,850
Rockwell Automation, Inc.......       4,768       208,505
Rockwell Collins, Inc..........       5,268       252,653
RR Donnelley & Sons Co.........       7,199       213,738
Ryder System, Inc..............       1,731       119,231
Southwest Airlines Co..........      23,749       309,687
Terex Corp.....................       3,300       169,521(a)
Textron, Inc...................       8,125       389,431
The Manitowoc Company, Inc.....       4,300       139,879
3M Co..........................      22,980     1,599,178
Tyco International Ltd.........      15,659       626,986
Union Pacific Corp.............      16,908     1,276,554
United Parcel Service Inc.
  (Class B) ...................      33,596     2,065,146

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

United Technologies Corp.......      31,872  $  1,966,502
W.W. Grainger, Inc.............       2,182       178,488
Waste Management, Inc..........      15,903       599,702
                                               40,764,055

INFORMATION TECHNOLOGY -- 16.2%

Adobe Systems Incorporated.....      17,284       680,817(a,d)
Advanced Micro Devices, Inc....      19,574       114,116(a,d)
Affiliated Computer Services, Inc.
   (Class A)...................       3,100       165,819(a)
Agilent Technologies, Inc......      11,785       418,839(a)
Akamai Technologies, Inc.......       5,200       180,908(a)
Altera Corp....................       9,900       204,930
Analog Devices, Inc............       9,800       311,346
Apple Computer, Inc............      28,535     4,777,900(a)
Applied Materials, Inc.........      44,400       847,596(d)
Autodesk, Inc..................       7,348       248,436(a)
Automatic Data Processing, Inc.      17,080       715,652
BMC Software, Inc..............       6,000       216,000(a)
Broadcom Corp. (Class A).......      14,950       407,985(a)
CA, Inc........................      12,300       284,007
Ciena Corp.....................       2,742        63,532(a)
Cisco Systems, Inc.............     192,464     4,476,713(a,d)
Citrix Systems, Inc............       5,800       170,578(a)
Cognizant Technology Solutions
   Corp. (Class A).............       9,500       308,845(a)
Computer Sciences Corp.........       4,682       219,305(a)
Compuware Corp.................       8,800        83,952(a)
Convergys Corp.................       3,600        53,496(a)
Corning Incorporated...........      51,239     1,181,059
Dell, Inc......................      66,728     1,460,009(a,d)
eBay, Inc......................      36,200       989,346(a)
Electronic Arts, Inc...........      10,200       453,186(a)
Electronic Data Systems Corp...      16,400       404,096
EMC Corp.......................      68,314     1,003,533(a)
Fidelity National Information
   Services, Inc...............       5,800       214,078
Fiserv, Inc....................       5,350       242,729(a)
Google, Inc. (Class A).........       7,529     3,963,416(a)
Hewlett-Packard Co.............      80,149     3,543,387
Intel Corp.....................     186,565     4,007,416
International Business
   Machines Corp...............      44,730     5,301,847
Intuit Inc.....................      10,800       297,756(a)
Jabil Circuit, Inc.............       6,300       103,383
JDS Uniphase Corp..............       7,250        82,360(a)
Juniper Networks, Inc..........      16,800       372,624(a)
Kla-Tencor Corp................       5,400       219,834
Lexmark International Inc.
   (Class A)....................      3,300       110,319(a)
Linear Technology Corp.........       7,000       227,990
LSI Corp.......................      21,092       129,505(a)
MEMC Electronic Materials, Inc.       7,500       461,550(a)
Microchip Technology Inc.......       5,900       180,186
Micron Technology, Inc.........      23,954       143,724(a)
Microsoft Corp.................     259,954     7,151,335(d)


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Molex, Inc.....................       4,350  $    106,183
Motorola, Inc..................      72,950       535,453
National Semiconductor Corp....       7,366       151,298
NetApp, Inc....................      11,100       240,426(a)
Novell, Inc....................      12,866        75,781(a)
Novellus Systems, Inc..........       3,600        76,284(a)
Nvidia Corp....................      17,700       331,344(a)
Oracle Corp....................     128,452     2,697,492(a)
Paychex, Inc...................      10,425       326,094
QLogic Corp....................       4,100        59,819(a)
QUALCOMM, Inc..................      52,278     2,319,575
SanDisk Corp...................       7,300       136,510(a)
Sun Microsystems, Inc..........      25,090       272,979(a)
Symantec Corp..................      27,408       530,345(a)
Tellabs, Inc...................      12,652        58,832(a)
Teradata Corp..................       5,800       134,212(a)
Teradyne, Inc..................       5,400        59,778(a)
Texas Instruments Incorporated.      43,151     1,215,132
Total System Services, Inc.....       5,202       115,588
Tyco Electronics Ltd...........      15,925       570,434
Unisys Corp....................      10,709        42,301(a)
VeriSign, Inc..................       6,362       240,484(a)
Western Union Co...............      24,424       603,761
Xerox Corp.....................      30,290       410,732
Xilinx, Inc....................       9,600       242,400
Yahoo! Inc.....................      43,689       902,615(a)
                                               59,651,292

MATERIALS -- 3.8%

Air Products & Chemicals, Inc..       7,032       695,184(d)
AK Steel Holding Corp..........       3,600       248,400
Alcoa, Inc.....................      26,340       938,231(d)
Allegheny Technologies
   Incorporated.................      3,251       192,719
Ashland, Inc...................       2,007        96,737
Ball Corp......................       3,116       148,758
Bemis Company Inc..............       3,062        68,650
Dow Chemical Co................      30,394     1,061,055
E.I. du Pont de Nemours and Co.      29,161     1,250,715
Eastman Chemical Co............       2,559       176,213
Ecolab Inc.....................       5,852       251,577
Freeport-McMoRan Copper &
   Gold, Inc....................     12,455     1,459,601
Hercules, Inc..................       4,228        71,580
International Flavors &
   Fragrances Inc...............      2,747       107,298
International Paper Co.........      14,075       327,947
MeadWestvaco Corp..............       5,800       138,272
Monsanto Co....................      17,805     2,251,264
Newmont Mining Corp............      14,828       773,428
Nucor Corp.....................      10,036       749,388
Pactiv Corp....................       4,248        90,185(a)
PPG Industries, Inc............       5,137       294,710
Praxair, Inc...................      10,125       954,180
Rohm & Haas Co.................       4,214       195,698
Sealed Air Corp................       5,114        97,217
Sigma-Aldrich Corp.............       4,282       230,629

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Titanium Metals Corp...........       3,000  $     41,970
United States Steel Corp.......       3,865       714,175
Vulcan Materials Co............       3,400       203,252
Weyerhaeuser Co................       6,894       352,559
                                               14,181,592

TELECOMMUNICATION SERVICES -- 3.3%

American Tower Corp. (Class A).      13,000       549,250(a)
AT&T, Inc......................     193,515     6,519,520
CenturyTel, Inc................       3,484       123,996
Citizens Communications Co.....      10,300       116,802
Embarq Corp....................       4,870       230,205
Qwest Communications
   International, Inc..........      51,548       202,584
Sprint Nextel Corp. (Series 1).      92,300       876,850
Verizon Communications, Inc....      93,367     3,305,192
Windstream Corp................      14,943       184,397
                                               12,108,796

UTILITIES -- 3.9%

Allegheny Energy, Inc..........       5,300       265,583
Ameren Corp....................       6,842       288,938
American Electric Power
   Company, Inc................      13,125       528,019(d)
Centerpoint Energy, Inc........      10,618       170,419
CMS Energy Corp................       7,900       117,710
Consolidated Edison, Inc.......       8,707       340,357
Constellation Energy Group, Inc.      5,803       476,426
Dominion Resources, Inc........      18,600       883,314
DTE Energy Co..................       5,266       223,489
Duke Energy Corp...............      41,454       720,471
Dynegy, Inc. (Class A).........      17,100       146,205(a)
Edison International...........      10,742       551,924
Entergy Corp...................       6,147       740,591
Exelon Corp....................      21,552     1,938,818
FirstEnergy Corp...............       9,920       816,714
FPL Group, Inc.................      13,362       876,280
Integrys Energy Group, Inc.....       2,631       133,734
Nicor Inc......................       1,543        65,716
NiSource, Inc..................       8,715       156,173
Pepco Holdings, Inc............       6,700       171,855
PG&E Corp......................      11,554       458,578
Pinnacle West Capital Corp.....       3,500       107,695
PPL Corp.......................      11,944       624,313
Progress Energy, Inc...........       8,456       353,714
Public Service Enterprise
   Group, Inc..................      16,618       763,265
Questar Corp...................       5,600       397,824
Sempra Energy..................       8,375       472,769
Southern Co....................      24,658       861,057
TECO Energy, Inc...............       6,700       143,983
The AES Corp...................      21,600       414,936(a)
Xcel Energy, Inc...............      13,780       276,565
                                               14,487,435

TOTAL COMMON STOCK
 (COST $346,871,485)...........               363,916,591



See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                    NUMBER
                                  OF SHARES       VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $170,628).............               $    129,677(e)


TOTAL INVESTMENTS IN SECURITIES
 (COST $347,042,113)..........                364,046,268

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

GE Money Market Fund
   Institutional Class
   1.93%......................                  5,367,815(b,g)
Money Market Obligation Trust
   2.55%   12/31/30...........          456           456(h)
   2.64%   12/31/30...........            9             9(h)
                                                      465


                                 PRINCIPAL
                                    AMOUNT
-------------------------------------------
U.S. GOVERNMENT-- 0.1%
U. S. Treasury Bill
   1.90%   09/11/08...........     $456,000       454,468

TOTAL SHORT-TERM INVESTMENTS
 (COST $5,822,547)............                  5,822,748


TOTAL INVESTMENTS
 (COST $352,864,660)..........                369,869,016


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.4)%...............                 (1,648,878)
                                             ------------

NET ASSETS-- 100.0% ..........               $368,220,138
                                             ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI S&P 500 Fund Index had the following long futures contracts open at June 30, 2008 (unaudited):

                                 NUMBER     CURRENT
                 EXPIRATION        OF       NOTIONAL        UNREALIZED
DESCRIPTION         DATE        CONTRACTS     VALUE         DEPRECIATION
--------------------------------------------------------------------------------
S&P Mini
   500 Index
   Futures     September 2008     123       $7,878,765       $(349,997)


* Less than 0.1%


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management ("GEAM"), is the investment adviser of the Fund, also serves as investment adviser of the GEI Invetment Fund.

(f) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(h) Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.


Abbreviations:
REIT Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                                    6/30/08+     12/31/07     12/31/06      12/31/05    12/31/04      12/31/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --          --       4/15/85
Net asset value, beginning of period.........         $26.52       $26.06       $22.94        $22.30      $20.51        $16.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ....................           0.21         0.47         0.42          0.36        0.36          0.24
   Net realized and unrealized
      gains/(losses) on investments..........          (3.43)        0.86         3.12          0.65        1.79          4.33
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS ................................          (3.22)        1.33         3.54          1.01        2.15          4.57
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income.....................             --         0.47         0.42          0.37        0.36          0.24
   Net realized gains........................             --         0.40           --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS..........................             --         0.87         0.42          0.37        0.36          0.24
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............         $23.30       $26.52       $26.06        $22.94      $22.30        $20.51
====================================================================================================================================
TOTAL RETURN (a).............................         (12.14)%       5.10%       15.43%         4.51%      10.46%        28.27%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)..       $368,220     $447,426     $497,105      $531,015    $601,008      $597,185
   Ratios to average net assets:
      Net investment income*.................           1.72%        1.62%        1.58%         1.47%       1.62%         1.41%
      Expenses*..............................           0.40%        0.39%        0.40%         0.40%       0.40%         0.37%
   Portfolio turnover rate...................              6%           6%           4%            4%          5%            5%




NOTES TO FINANCIAL HIGHLIGHTS

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*    Annualized for periods less than one year.

+    Unaudited


See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               S&P 500
                                                                                                             INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $334,028,365)............................................... $355,259,369
   Investments in affiliated securities, at market (cost $13,013,748).....................................    8,786,899
   Short-term Investments (at amortized cost).............................................................      454,933
   Short-term affiliated investments (at amortized cost)..................................................    5,367,815
   Income receivables.....................................................................................      497,685
   Variation margin receivable............................................................................        6,578
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................  370,373,279
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased......................................................................      248,354
   Payable for fund shares redeemed.......................................................................    1,617,798
   Payable to GEAM........................................................................................      214,486
   Accrued other expenses.................................................................................       70,731
   Other liabilities......................................................................................        1,772
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................    2,153,141
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $368,220,138
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................  355,536,791
   Undistributed (distribution in excess of) net investment income........................................    3,446,845
   Accumulated net realized gain (loss)...................................................................   (7,417,677)
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................   17,004,155
      Futures.............................................................................................     (349,997)
      Foreign currency related transactions...............................................................           21
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $368,220,138
====================================================================================================================================
NET ASSETS................................................................................................  368,220,138
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................   15,800,803
Net asset value per share.................................................................................       $23.30

See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    S&P 500
                                                                                                   INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ............................................................................... $   3,898,645
      Dividend from affiliated investments ...................................................       204,565
      Interest ...............................................................................        39,378
      Interest from affiliated investments ...................................................        82,879
      Less: Foreign taxes withheld ...........................................................          (224)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .............................................................................     4,225,243
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .......................................................       702,252
      Transfer agent .........................................................................            23
      Trustee's fees .........................................................................         5,449
      Custody and accounting expenses ........................................................        27,560
      Professional fees ......................................................................        19,287
      Registration expenses ..................................................................        30,089
      Other expenses .........................................................................        13,203
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...........................................       797,863
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) ...        (4,772)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ...........................................................................       793,091
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .............................................................     3,432,152
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .........................................................................       132,312
         Futures .............................................................................      (973,424)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .........................................................................   (55,257,726)
         Futures .............................................................................      (341,950)
         Foreign currency transactions .......................................................            21
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .................................   (56,440,767)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................  $(53,008,615)
====================================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         S&P 500
                                                                                                       INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss).....................................................  $    3,432,152      $    7,754,470
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................        (841,112)          9,156,721
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................     (55,599,655)          8,030,021
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................     (53,008,615)         24,941,212
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income.............................................................              --          (7,752,640)
     Net realized gains................................................................              --          (6,536,642)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --         (14,289,282)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................     (53,008,615)         10,651,930
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares......................................................       3,706,201          19,505,679
     Value of distributions reinvested.................................................              --          14,289,211
     Cost of shares redeemed...........................................................     (29,903,177)        (94,126,068)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................     (26,196,976)        (60,331,178)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................     (79,205,591)        (49,679,248)

NET ASSETS
   Beginning of period.................................................................     447,425,729         497,104,977
------------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................    $368,220,138        $447,425,729
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD................................................   $   3,446,845    $         14,693
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
     Shares sold.......................................................................         150,806             718,872
     Issued for distributions reinvested...............................................              --             535,778
     Shares redeemed...................................................................      (1,221,291)         (3,460,599)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................      (1,070,485)         (2,205,949)
====================================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the "Fund"), Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.    SUMMARY OF SIGNIFICANT
      ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3              Total
-----------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $369,739,339               $129,677                  $--              $369,869,016
Other Financial Instruments       $   (349,997)              $     --                  $--              $   (349,997)

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:

                                                                                                   Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
-------------------------------------------------------------------------------------------------------------------------------
                $347,584,053               $97,551,182               $(88,279,967)               $9,271,215


As of December 31, 2007, the Fund has no capital loss carryovers.

During the year ended December 31, 2007, the Fund utilized approximately $3,373,386 of capital loss carryovers. Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

              Ordinary         Long-Term
               Income        Capital Gains        Total
----------------------------------------------------------------
2007         $7,666,833       $6,622,449       $14,289,282
2006          7,912,831               --         7,912,831

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

              Undistributed
              (Distribution
              in Excess of)
             Net Investment          Accumulated
                 Income           Net Realized Gain
----------------------------------------------------------------
                 $4,250               $(4,250)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $3,276 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information).


4.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the S&P 500 Index Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

                Purchases               Sales
------------------------------------------------------------------
               $4,830,540            $24,554,012

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.



[GE logo omitted]

GE Investments Funds, Inc.

Premier Growth Equity Fund



Semi-Annual Report

JUNE 30, 2008


[GE logo omitted]

GE Investments Funds, Inc.
Premier Growth Equity Fund


                                                                       Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE.....................................................   1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS...............................   2

NOTES TO SCHEDULE OF INVESTMENTS.........................................   7

FINANCIAL STATEMENTS

     Financial Highlights................................................   8

     Statement of Assets and Liabilities.................................   9

     Statement of Operations.............................................  10

     Statements of Changes in Net Assets.................................  11

     Notes to Financial Statements.......................................  12

ADDITIONAL INFORMATION...................................................  17

INVESTMENT TEAM..........................................................  20




This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index. The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

Premier Growth Equity Fund
--------------------------------------------------------------------------------


DAVID B. CARLSON IS AN EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER - U.S. EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON IS PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987, A SENIOR VICE PRESIDENT IN 1989 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT IN 2003.


Q. HOW DID THE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Premier Growth Equity Fund returned -6.93% for the Class 1 shares and -6.48% for the Class 4 shares. The S&P 500 Index, the Fund's benchmark, returned -11.91% and the Fund's Lipper peer group of 207 Large-Cap Growth funds returned an average of -10.06% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The six-month period proved challenging for U.S. equity investors, as the housing recession, skyrocketing commodity prices and tight credit conditions threatened the outlook for economic growth and corporate profits. Policymaker response was significant during the period as the Federal Reserve lowered interest rates and opened up its discount window to investment banks. Despite these actions, credit remained scarce, impeding economic growth and contributing to stock market volatility. Consumers began to receive the government's fiscal stimulus checks, but investors feared that the windfall might be consumed at the gas pump in an environment of $140 per barrel of oil.

    Only the inflationary energy (+9%) and materials (+1%) sectors had positive returns during the period. Financials (-30%) was by far the worst performing sector, followed by telecommunications (-17%), industrials (-14%), consumer discretionary (-13%) and technology (-13%). Health care (-13%), traditionally a defensive sector, has also lagged as it has exhibited some discretionary characteristics, and suffered regulatory uncertainty stemming from the upcoming presidential elections.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Financials, information technology and industrials have each suffered double-digit declines year-to-date. Fortunately, strong stock selection in these volatile sectors has benefited the Fund's relative performance. We have dodged many of the credit-related land mines within financials with an underweight positioning, and the Fund's financials returned approximately -9% versus a decline of almost 30% for the benchmark sector. AFLAC (+1%) and Liberty Media Capital (-6%) -- the Liberty Entertainment tracking stock that falls within the financial sector -- have been key contributors. Qualcomm (+13.5%) led our tech stocks higher in part because China announced it was opening its wireless telephony market to 3G-technology. Western Union (+2%) also demonstrated resilience amid strengthening fundamentals. The S&P 500 industrials


{photo omitted]

                                                                             Q&A
--------------------------------------------------------------------------------


    sector also lagged due to commodity cost pressures and slowing global economic growth. In this environment, our sole industrials holding, Dover (+6%) exhibited strength in its energy-related businesses and as a result of its multi-year restructuring initiatives.

    The two key factors that worked against performance during the period were
    1) an underweight in energy as oil hurtled towards $140 a barrel and 2) underperformance within consumer oriented names. In 2008, the rising cost of energy and commodity inputs has punished many consumer stocks, including PepsiCo (-15%). However we have added to Pepsi on the pullback, continuing to like its brand leadership and its potential for global growth. Carnival Corp. (-24%) has also lagged amid high fuel costs, but we believe the company is well positioned to flourish as baby boomers seek economical travel options. During the year-to-date period, not owning defensive utilities has also weighed on returns, but we continued to believe the sector lacks sustainable double-digit earnings growth. UnitedHealth (-40%) has pressured results, and we eliminated the position during the period.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes in the Fund during the period, and we ended the period with 37 holdings in the portfolio. We continued to favor companies we believe can weather an economic slowdown -- high quality leaders with double-digit earnings growth prospects. Our bottom-up process has led us to overweight's in technology, consumer discretionary (with a focus in media and specialty retail) and healthcare. Technology stocks make up about 35% of the portfolio, with consumer discretionary and health care at about 15% each. In the past six months we initiated positions in two healthcare companies, Genentech in the biotech space and VCA Antech in the area of animal health. We also initiated a position in specialty metals company, Allegheny Technologies -- a company that stands to benefit from the trend towards lighter, more fuel-efficient aircraft.

    With economic growth slowing, the forecast for corporate profits has slowed significantly. This deterioration in the macro environment may lead to a change in stock market leadership where the more cyclically tied companies cool off, and the steady growers start to outperform. Our stock selection continues to be focused on industry leaders, with financial strength and above-average long-term growth prospects. We believe these characteristics will lead to strong performance over the long term.

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------

                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             930.72                             3.48

     Class 4                         1,000.00                             935.18                             5.56
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,021.01                             3.67

     Class 4                         1,000.00                           1,019.06                             5.76
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.73% FOR CLASS 1 AND 1.14% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (6.93)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (6.48)% FOR CLASS 4 SHARES.

Premier Growth Equity Fund                                           (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

            GEI PREMIER GROWTH EQUITY                 S&P 500 INDEX

06/98                10,000.00                           10,000.00
12/98                11,585.08                           10,930.80
12/99                15,785.94                           13,233.69
12/00                14,960.44                           12,018.37
12/01                13,593.26                           10,586.75
12/02                10,736.62                            8,246.88
12/03                13,841.02                           10,616.05
12/04                14,814.25                           11,771.22
12/05                15,005.68                           12,350.19
12/06                16,366.52                           14,300.58
12/07                17,239.87                           15,086.47
06/08                16,045.41                           13,289.09


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 1 SHARES (Inception date: 12/12/97)
--------------------------------------------------------------------------------
                                  SIX     ONE    FIVE   TEN    ENDING VALUE OF A
                                MONTHS    YEAR   YEAR   YEAR  $10,000 INVESTMENT
--------------------------------------------------------------------------------
Premier Growth Equity Fund     -6.93%    -7.32%  5.77%  4.84%      $16,045
--------------------------------------------------------------------------------
S&P 500 Index                 -11.91%   -13.12%  7.59%  2.88%      $13,289
--------------------------------------------------------------------------------
Lipper peer group average*    -10.06%    -5.21%  7.53%  2.35%
--------------------------------------------------------------------------------


CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

              GEI PREMIER GROWTH EQUITY               S&P 500 INDEX

05/08                 10,000.00                         10,000.00
06/08                  9,351.76                          9,275.57


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------

                                   ONE        SINCE         ENDING VALUE OF A
                                  MONTH     INCEPTION      $10,000 INVESTMENT
--------------------------------------------------------------------------------
Premier Growth Equity Fund        -7.12%      -6.48%            $9,352
--------------------------------------------------------------------------------
S&P 500 Index                     -8.43%      -7.24%            $9,276
--------------------------------------------------------------------------------
Lipper peer group average**       -7.07%      N/A
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $80,081 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 35.1%
Consumer Discretionary 16.5%
Healthcare 12.7%
Financials 10.7%
Energy 8.6%
Materials 3.9%
Industrials 3.8%
Consumer Staples 3.7%
Short-Term 2.8%
Telecommunication Services 2.2%
Other Investments 0.0%***


TOP TEN LARGEST HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Western Union Co.                                       4.39%
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                       4.31%
--------------------------------------------------------------------------------
 Transocean, Inc.                                        4.30%
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                          4.27%
--------------------------------------------------------------------------------
 Intuit Inc.                                             3.82%
--------------------------------------------------------------------------------
 Dover Corp.                                             3.78%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           3.71%
--------------------------------------------------------------------------------
 Liberty Media Entertainment Corp. (Series A)            3.63%
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                     3.57%
--------------------------------------------------------------------------------
 AFLAC Incorporated                                      3.21%
--------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE LARGE-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 207, 205, 173 AND 59 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE LARGE-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 219 UNDERLYING ANNUITY FUND, RESPECTIVELY.

*** LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 97.7% +
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.6%

Bed Bath & Beyond, Inc.........      76,004  $  2,135,712(a)
Carnival Corp..................      69,183     2,280,272
Comcast Corp. (Class A)........     133,493     2,504,329
Liberty Global, Inc. (Series C)      67,039     2,035,304(a)
Liberty Media Entertainment Corp.
   (Series A)...................    119,852     2,904,014(a)
Lowe's Companies, Inc..........      65,285     1,354,664
                                               13,214,295

CONSUMER STAPLES -- 3.7%

PepsiCo, Inc...................      46,771     2,974,168

ENERGY -- 8.7%

Schlumberger Ltd...............      32,155     3,454,412
Transocean, Inc................      22,606     3,444,928
                                                6,899,340

FINANCIALS -- 10.7%

AFLAC Incorporated.............      40,925     2,570,090
CB Richard Ellis Group, Inc.
  (Class A)                          97,440     1,870,848(a)
Goldman Sachs Group, Inc.......       9,354     1,636,015
State Street Corp..............      38,976     2,494,074(c)
                                                8,571,027

HEALTHCARE -- 12.8%

Amgen, Inc.....................      39,951     1,884,089(a)
Genentech Inc..................      18,514     1,405,213(a)
Johnson & Johnson..............      27,283     1,755,388
Lincare Holdings Inc...........      46,771     1,328,296(a)
Medtronic, Inc.................      47,746     2,470,855
VCA Antech, Inc................      17,929       498,068(a)
Zimmer Holdings, Inc...........      12,667       861,989(a)
                                               10,203,898

INDUSTRIALS -- 3.8%

Dover Corp.....................      62,557     3,025,882

INFORMATION TECHNOLOGY -- 35.3%

Analog Devices, Inc............      43,458     1,380,661
Cisco Systems, Inc.............     122,775     2,855,747(a,d)
Corning Incorporated...........      75,614     1,742,903
eBay, Inc......................      67,234     1,837,505(a)
Intuit Inc.....................     111,082     3,062,531(a,d)
Iron Mountain Incorporated.....      49,695     1,319,402(a)
Microsoft Corp.................      86,722     2,385,722
Molex, Inc. (Class A)..........      79,316     1,817,130(d)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Paychex, Inc...................      76,004  $  2,377,405
QUALCOMM, Inc..................      76,978     3,415,514
Research In Motion Ltd.........      14,616     1,708,610(a)
Western Union Co...............     142,263     3,516,741
Yahoo! Inc.....................      33,130       684,466(a)
                                               28,104,337

MATERIALS -- 3.9%

Allegheny Technologies
   Incorporated.................     14,811       877,996
Monsanto Co....................      17,539     2,217,631
                                                3,095,627

TELECOMMUNICATION SERVICES -- 2.2%

American Tower Corp. (Class A).      41,899     1,770,233(a)

TOTAL COMMAN STOCK
 (COST $74,947,148)...........                 77,858,807

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $6,520)................                     4,955(e)


TOTAL INVESTMENTS IN SECURITIES
 (COST $74,953,668)...........                 77,863,762


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.8%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
  1.93%........................                 2,217,111(b,f)
  (COST $2,217,111)


TOTAL INVESTMENTS
 (COST $77,170,779)...........                 80,080,873


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.5)%.................                 (433,323)
                                              -----------

NET ASSETS-- 100.0% ...........               $79,647,550
                                              ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following long futures contracts open at June 30, 2008 (unaudited):

                                    NUMBER       CURRENT
                   EXPIRATION         OF         NOTIONAL     UNREALIZED
DESCRIPTION           DATE         CONTRACTS      VALUE      DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures        September 2008        2       $640,550       $(22,949)


See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

PREMIER GROWTH EQUITY FUND

                                                ---------------------------------------------------------------------  -------------
                                                                        CLASS 1                                           CLASS 4
                                                ---------------------------------------------------------------------  -------------
                                                6/30/08+    12/31/07    12/31/06    12/31/05    12/31/04    12/31/03     6/30/08+
                                                ---------------------------------------------------------------------  -------------
INCEPTION DATE                                        --          --          --          --          --    12/12/97       5/1/08
Net asset value, beginning of period....          $78.95      $82.17      $75.65      $74.95      $70.46      $54.74       $78.52
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income................            0.09        0.23        0.35        0.24        0.47        0.11        (0.01)
   Net realized and unrealized
      gains/(losses) on investments.....           (5.56)       4.19        6.51        0.73        4.48       15.72        (5.08)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS................           (5.47)       4.42        6.86        0.97        4.95       15.83        (5.09)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income................              --        0.23        0.34        0.27        0.46        0.11           --
   Net realized gains...................              --        7.41          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.....................              --        7.64        0.34        0.27        0.46        0.11           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........          $73.48      $78.95      $82.17      $75.65      $74.95      $70.46       $73.43
====================================================================================================================================
TOTAL RETURN (A)........................         (6.93)%       5.34%       9.07%       1.29%       7.03%      28.91%      (6.48)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)      $79,638     $94,720    $110,538    $126,682    $137,801    $143,202           $9
   Ratios to average net assets:
      Net investment income*............           0.24%       0.24%       0.41%       0.30%       0.62%       0.20%      (0.06)%
      Expenses*.........................           0.73%       0.72%       0.71%       0.71%       0.71%       0.70%        1.14%
   Portfolio turnover rate..............             11%         29%         27%         34%         22%         24%          11%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited


See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               PREMIER
                                                                                                               GROWTH
                                                                                                             EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $74,947,148)................................................ $77,858,807
   Investments in affiliated securities, at market (cost $6,520)..........................................       4,955
   Short-term affiliated investments (at amortized cost)..................................................   2,217,111
   Income receivables.....................................................................................      26,441
   Variation margin receivable............................................................................       2,615
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................  80,109,929
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for fund shares redeemed.......................................................................     362,728
   Payable to GEAM........................................................................................      52,429
   Accrued other expenses.................................................................................      46,749
   Other liabilities......................................................................................         473
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES.................................................................................      462,379
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $79,647,550
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................  73,841,191
   Undistributed (distribution in excess of)
      net investment income...............................................................................     111,709
   Accumulated net realized gain (loss)...................................................................   2,807,505
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................   2,910,094
      Futures.............................................................................................     (22,949)
NET ASSETS................................................................................................ $79,647,550

CLASS 1:

NET ASSETS................................................................................................  79,638,198
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................   1,083,819
Net asset value per share.................................................................................      $73.48

CLASS 4:

NET ASSETS................................................................................................       9,352
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................         127
Net asset value per share.................................................................................      $73.43


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  PREMIER
                                                                                                  GROWTH
                                                                                                EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ............................................................................... $   393,326
      Interest ...............................................................................         355
      Interest from affiliated investments ...................................................      17,401
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .............................................................................     411,082
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .......................................................     278,683
      Distributors Fees (Note 4)
         Class 4 .............................................................................           7
      Transfer agent .........................................................................          59
      Trustee's fees .........................................................................       1,152
      Custody and accounting expenses ........................................................      16,698
      Professional fees ......................................................................       9,752
      Registration expenses                                                                          2,312
      Other expenses .........................................................................       3,085
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...........................................     311,748
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) ...      (1,006)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ...........................................................................     310,742
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .............................................................     100,340
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .........................................................................   2,655,471
         Futures .............................................................................     144,906
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .........................................................................  (9,263,547)
         Futures .............................................................................     (26,236)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .................................  (6,489,406)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................... $(6,389,066)
====================================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         PREMIER
                                                                                                         GROWTH
                                                                                                       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)....................................................     $    100,340       $     249,761
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................       2,800,377          10,488,507
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign currency translation......      (9,289,783)         (5,067,710)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................      (6,389,066)          5,670,558
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................              --            (256,356)
       Class 4.........................................................................              --                  --
     Net realized gains
       Class 1.........................................................................              --          (8,134,986)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --          (8,391,342)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................      (6,389,066)         (2,720,784)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1.........................................................................       1,312,868           1,994,787
       Class 4.........................................................................          10,000
     Value of distributions reinvested
       Class 1.........................................................................              --           8,391,337
       Class 4.........................................................................              --                  --
     Cost of shares redeemed
       Class 1.........................................................................     (10,006,695)        (23,483,075)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................      (8,683,827)        (13,096,951)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................     (15,072,893)        (15,817,735)

NET ASSETS
   Beginning of period.................................................................      94,720,443         110,538,178
------------------------------------------------------------------------------------------------------------------------------------
   End of period.......................................................................    $ 79,647,550       $  94,720,443
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD.........    $    111,709       $      11,369
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold............................................................................          17,508              23,508
Issued for distributions reinvested....................................................              --             105,818
Shares redeemed........................................................................        (133,414)           (274,777)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................        (115,906)           (145,451)
====================================================================================================================================
CLASS 4
Shares sold............................................................................             127                  --
Issued for distributions reinvested....................................................              --                  --
Shares redeemed........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................             127                  --
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the "Fund"), Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTION

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                 Total
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $ 80,075,918                $4,955                   $ --                 $80,080,873
Other Financial Instruments       $   (22,949)                $   --                   $ --                 $   (22,949)


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties r the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                 $78,576,474               $9,905,986                $(8,381,666)                $1,524,320

As of December 31, 2007, the Fund has no capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

               Ordinary         Long-Term
                Income         Capital Gains       Total
-----------------------------------------------------------------
2007            $477,858       $7,913,484       $8,391,342
2006             460,461               --          460,461

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $696 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

                Purchases                Sales
-----------------------------------------------------------------
               $9,490,641             $17,852,289

SECURITY LENDING At June 30, 2008, the Fund did not participate in securities lending.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS


--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.



[GE logo omitted]

GE Investments Funds, Inc.

Core Value Equity Fund



Semi-Annual Report

JUNE 30, 2008


[GE LOGO OMITTED]

GE Investments Funds, Inc.
Core Value Equity Fund
--------------------------------------------------------------------------------

                                                                        Contents

NOTES TO PERFORMANCE...................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS.............................     2

NOTES TO SCHEDULE OF INVESTMENTS.......................................     8

FINANCIAL STATEMENTS

     Financial Highlights.............................................      9

     Statement of Assets and Liabilities...............................    10

     Statement of Operations...........................................    11

     Statements of Changes in Net Assets...............................    12

     Notes to Financial Statements.....................................    13

ADDITIONAL INFORMATION.................................................    18

INVESTMENT TEAM........................................................    21



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.


-------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Core Value Equity Fund
--------------------------------------------------------------------------------


THE CORE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS.

PAUL REINHARDT (PICTURED BELOW) IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND LEAD PORTFOLIO MANAGER OF THE CORE VALUE EQUITY FUND. HE HAS SERVED IN THIS CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE CORE VALUE EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN U.S. EQUITIES GROUP FROM 1995 THROUGH 2001 AND BECAME AN ASSOCIATE PORTFOLIO MANAGER FOR THE CORE VALUE EQUITY FUND IN AUGUST 1999.


Q. HOW DID THE CORE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Core Value Equity Fund returned -8.96% for the Class 1 shares and -5.80% for the Class 4 shares. The S&P 500 Index, the Fund's benchmark, returned -11.91% and the Fund's Lipper peer group of 207 Large-Cap Core funds returned an average of -11.56% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The first half of the year proved challenging for U.S. equity investors, as the housing recession, skyrocketing commodity prices and tight credit conditions threatened the outlook for economic growth and corporate profits. Policymaker response was significant during the period as the Federal Reserve lowered interest rates and opened up its discount window to investment banks. Despite these actions, credit remained scarce, impeding economic growth and contributing to stock market volatility. Consumers began to receive the government's fiscal stimulus checks, but investors feared that the windfall might be consumed at the gas pump in a $140 per barrel of oil environment.

    Only the inflationary energy (+9%) and materials (+1%) sectors had positive returns during the period. Financials (-30%) was by far the worst performing sector, followed by telecommunications (-17%), industrials (-14%), consumer discretionary (-13%) and technology (-13%). Healthcare (-13%), traditionally a defensive sector, also lagged as it exhibited some discretionary characteristics, and suffered regulatory uncertainty stemming from the upcoming presidential elections.

Q.  WHAT WERE THE PRIMARY DRIVERS FUND PERFORMANCE?

A. The most significant contributions to Fund performance came from the financials and technology sectors. Underweighting credit-sensitive banks and capital markets companies during the continuing fallout from the subprime collapse benefited Fund


[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


    performance in financials. Exiting AIG also aided returns during the period, and AON (-3%) was a strong relative performer. Within technology, a new position in Apple helped Fund performance as the company rallied +40% on its announcement of its new iPhone product since we initiated our position in the stock. Many large technology companies have fared relatively well year to date, as they tend to spend less on fuel as a percentage of costs and benefit from overseas economic growth as well as a weak dollar, some of the same factors that have pushed up oil prices in 2008. Some of our technology holdings that have benefited from these tailwinds included IBM (+11%), Affiliated Computer Services (+19%), Taiwan Semiconductor (+10%), and Western Union (+2%).

    During a strong period of relative performance, there were a number of detractors in the Fund. First of all, underweighting road and rail companies that rallied 26% year-to-date weighed negatively on returns. Our underweight in the energy sector also hurt Fund performance. Although the Fund had profited from the energy sector year-to-date as oil prices have continued to soar, our underweight in this sector more than offset our positive stock selection in the sector, i.e. the Fund's energy holdings returned +15% versus +9% for the benchmark sector. Weakness in individual holdings, including Microsoft and Viacom (both down 22%) and Freddie Mac (-20%) was more than offset by strength among other holdings in their sectors (technology, media and financials, respectively).

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes to the Fund over the period. Our process has remained consistent, and we continued to employ a bottom-up relative value discipline to seek out underappreciated stocks with catalysts for growth or improving fundamentals. The Fund remained positioned for an economic slowdown.

    As of the end of the second quarter, we were positioned with overweight's in both consumer nondiscretionary and technology. At the same time, we have underweighted energy and financials for valuation and fundamental reasons. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection. The Fund also continues to emphasize larger companies that can compete globally. Over the past six months, many of these holdings were selling at discounts or on par with smaller, more U.S.-centric companies. Our objective for many of our holdings is for both valuation improvement and earnings growth to drive relative stock appreciation.

Core Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             910.43                             3.93

     Class 4                         1,000.00                             941.96                             6.07
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,020.47                             4.22

     Class 4                         1,000.00                           1,018.58                             6.26
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.84% FOR CLASS 1 AND 1.24% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (8.96)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (5.80)% FOR CLASS 4 SHARES.

Core Value Equity Fund                                               (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT


CLASS 1 SHARES

[Line chart omitted -- plot points are as follows:]

                    GEI CORE VALUE EQUITY FUND               S&P 500 INDEX

04/28/00                      10,000.00                       10,000.00
12/00                          9,978.58                        9,215.42
12/01                          9,105.15                        8,118.23
12/02                          7,505.73                        6,324.32
12/03                          9,310.99                        8,142.00
12/04                         10,202.12                        9,027.22
12/05                         10,616.30                        9,469.75
12/06                         12,511.41                       10,965.42
12/07                         13,774.88                       11,568.17
06/08                         12,541.12                       10,190.27


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
---------------------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 4/28/00)
---------------------------------------------------------------------------------------------
                                SIX      ONE       FIVE      SINCE        ENDING VALUE OF A
                               MONTHS    YEAR      YEAR    INCEPTION     $10,000 INVESTMENT
---------------------------------------------------------------------------------------------
Core Value Equity Fund         -8.96%    -7.06%    8.82%     2.81%            $12,541
---------------------------------------------------------------------------------------------
S&P 500 Index                 -11.91%   -13.12%    7.59%     0.15%            $10,190
---------------------------------------------------------------------------------------------
Lipper peer group average*    -11.56%   -12.51%    7.31%      N/A
---------------------------------------------------------------------------------------------


CLASS 4 SHARES (Inception date: 5/1/08)

[Line chart omitted -- plot points are as follows:]

                    GEI CORE VALUE EQUITY FUND               S&P 500 INDEX

04/28/00                      10,000.00                       10,000.00
05/08                         10,000.00                       10,000.00
06/08                          9,419.55                        9,275.57



AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------
                                    ONE        SINCE       ENDING VALUE OF A
                                   MONTH     INCEPTION     $10,000 INVESTMENT
--------------------------------------------------------------------------------
Core Value Equity Fund            -6.75%      -5.80%            $9,420
--------------------------------------------------------------------------------
S&P 500 Index                     -8.43%      -7.24%            $9,276
--------------------------------------------------------------------------------
Lipper peer group average**       -8.12%       N/A
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008

as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $31,179 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 20.0%
Consumer Staples 15.0%
Energy 12.3%
Financials 12.0%
Healthcare 11.3%
Consumer Discretionary 9.1%
Industrials 7.4%
Utilities 4.9%
Materials 4.4%
Telecommunication Services 2.2%
Short-Term 1.4%
Other Investments 0.0%


TOP TEN LARGEST HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       3.41%
--------------------------------------------------------------------------------
Microsoft Corp.                                         2.96%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           2.49%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    2.44%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     2.31%
--------------------------------------------------------------------------------
Oracle Corp.                                            2.06%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                     2.06%
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                2.04%
--------------------------------------------------------------------------------
Hess Corp.                                              1.93%
--------------------------------------------------------------------------------
Amgen, Inc.                                             1.92%
--------------------------------------------------------------------------------

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 207, 207 AND 166 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.
** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 210 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.
*** LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

CORE VALUE EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                             CORE VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------


COMMON STOCK -- 96.7% +


CONSUMER DISCRETIONARY -- 9.1%

Bed Bath & Beyond, Inc.........       7,836  $    220,192(a)
Cablevision Systems Corp.......       6,813       153,974(a)
Comcast Corp. (Class A)........      15,670       293,969
Darden Restaurants, Inc........       3,417       109,139
Lowe's Companies, Inc..........       2,085        43,264
News Corp. (Class A)...........      13,626       204,935
Omnicom Group, Inc.............      16,079       721,626
The Walt Disney Co.............       7,018       218,962
Time Warner, Inc...............      39,857       589,884(c)
Viacom Inc. (Class B)..........       9,061       276,723(a)
                                                2,832,668

CONSUMER STAPLES -- 15.1%

Altria Group, Inc..............       9,585       197,068
Clorox Co......................       7,017       366,287
Diageo PLC ADR.................       3,133       231,435
General Mills, Inc.............       6,133       372,702
Kimberly-Clark Corp............      12,740       761,597
McCormick & Company, Inc.......      10,084       359,595
Nestle S.A. ADR................       2,424       273,548
Pepsi Bottling Group, Inc......       5,655       157,888
PepsiCo, Inc...................      12,196       775,544
Procter & Gamble Co............       9,401       571,675
Sara Lee Corp..................       9,197       112,663
The Estee Lauder Companies Inc.
   (Class A)....................      4,769       221,520
Wal-Mart Stores, Inc...........       4,974       279,539
                                                4,681,061

ENERGY -- 12.4%

Apache Corp....................       1,636       227,404
Exxon Mobil Corp...............      12,059     1,062,760(c)
Halliburton Co.................       9,948       527,940
Hess Corp......................       4,769       601,800
Marathon Oil Corp..............       6,541       339,282
Nabors Industries Ltd..........       4,088       201,252(a)
National Oilwell Varco, Inc....       2,725       241,762(a)
Suncor Energy, Inc.............       1,362        79,159
Transocean, Inc................       2,248       342,573
Valero Energy Corp.............       5,451       224,472
                                                3,848,404

FINANCIALS -- 11.6%

ACE Ltd........................       4,633       255,232
Allstate Corp..................       3,066       139,779
American Express Co............      11,244       423,561

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Ameriprise Financial, Inc......       6,541  $    266,022
AON Corp.......................       7,426       341,150
Bank of New York Mellon Corp...      10,560       399,485
BlackRock, Inc.................         681       120,537
Chubb Corp.....................       7,018       343,952
JP Morgan Chase & Co...........      12,945       444,143
Marsh & McLennan
   Companies, Inc...............      4,769       126,617
Metlife, Inc...................       8,176       431,448
Prudential Financial, Inc......       1,372        81,963
US Bancorp.....................       8,516       237,511
                                                3,611,400

HEALTHCARE -- 11.4%

Abbott Laboratories............       3,551       188,096
Aetna, Inc.....................       3,134       127,021
Amgen, Inc.....................      12,683       598,130(a)
Baxter International, Inc......       4,088       261,387
Boston Scientific Corp.........      27,254       334,952(a)
Bristol-Myers Squibb Co........      15,194       311,933
Covidien Ltd...................       2,520       120,683
Johnson & Johnson..............       2,725       175,326
McKesson Corp..................       6,133       342,896
Merck & Company, Inc...........       6,473       243,967
Thermo Fisher Scientific, Inc..       2,086       116,253(a)
UnitedHealth Group, Inc........       5,042       132,352
Wyeth..........................      12,059       578,350
                                                3,531,346

INDUSTRIALS -- 5.5%

ABB Ltd. ADR...................       9,019       255,418(a)
Cooper Industries Ltd..........       6,131       242,174
Deere & Co.....................       2,521       181,840
Eaton Corp.....................       2,862       243,184
General Dynamics Corp..........       3,406       286,785
ITT Corp.......................       3,680       233,054
Koninklijke Philips
  Electronics N.V.                    2,656        89,773
Rockwell Collins, Inc..........       1,704        81,724
Siemens AG ADR.................         937       103,192
                                                1,717,144

INFORMATION TECHNOLOGY -- 20.1%

Affiliated Computer Services, Inc.
   (Class A)....................      4,429       236,907(a)
Analog Devices, Inc............       7,154       227,283(c)
Cisco Systems, Inc.............      27,593       641,813(a,c)
Corning Incorporated...........       6,813       157,040
Dell, Inc......................       7,699       168,454(a)
Fidelity National Information
   Services, Inc................      4,292       158,418
Hewlett-Packard Co.............      10,424       460,845
Intel Corp.....................      25,549       548,793
International Business
   Machines Corp................      3,884       460,371
Intuit Inc.....................       4,633       127,732(a)


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

CORE VALUE EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Lam Research Corp...............      4,837  $    174,858(a)
Maxim Integrated Products, Inc.      10,484       221,737
Microchip Technology Inc.......       1,390        42,451
Microsoft Corp.................      33,539       922,658(c)
National Semiconductor Corp....       7,766       159,514
Oracle Corp....................      30,656       643,776(a,c)
Taiwan Semiconductor
   Manufacturing
   Company Ltd. ADR.............     19,758       215,559(a)
Texas Instruments Incorporated.      12,537       353,042
Western Union Co...............      12,263       303,141
                                                6,224,392

MATERIALS -- 4.4%

Alcoa, Inc.....................       6,030       214,789
Allegheny Technologies
   Incorporated.................      2,725       161,538
Barrick Gold Corp..............       9,266       421,603
Dow Chemical Co................       3,202       111,782
Freeport-McMoRan Copper &
   Gold, Inc....................      2,180       255,474
Praxair, Inc...................         487        45,895
Vulcan Materials Co............       2,725       162,900
                                                1,373,981

TELECOMMUNICATION SERVICES -- 2.2%

AT&T, Inc......................       4,292       144,597
Verizon Communications, Inc....      11,542       408,587
Vodafone Group, PLC ADR........       4,088       120,432
                                                  673,616

UTILITIES -- 4.9%

American Electric Power
   Company, Inc.................      7,018       282,334
Dominion Resources, Inc........      13,423       637,458
Edison International...........       7,358       378,054
Entergy Corp...................       1,908       229,876
                                                1,527,722

TOTAL COMMON STOCK
 (COST $28,792,566)...........                 30,021,734

EXCHANGE TRADED FUNDS -- 2.3%
Financial Select Sector
   SPDR Fund....................      6,686       135,458(e)
Industrial Select Sector
   SPDR Fund....................     17,051       579,904(c,e)

TOTAL EXCHANGE TRADED FUNDS
 (COST $719,059)..............                    715,362


                                                     VALUE
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $19,083)...............               $    14,503(d)

TOTAL INVESTMENTS IN SECURITIES
 (COST $29,530,708)...........                 30,751,599

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
  1.93%........................                   426,963(b,f)
  (COST $426,963)


TOTAL INVESTMENTS
 (COST $29,957,671)...........                 31,178,562


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.4)%.................                 (130,268)
                                              -----------

NET ASSETS-- 100.0% ...........               $31,048,294
                                              ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Core Value Equity Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                   NUMBER      CURRENT
                 EXPIRATION           OF       NOTIONAL     UNREALIZED
DESCRIPTION         DATE          CONTRACTS      VALUE     DEPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures     September 2008        1         $320,275      $(19,645)


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Invstment Fund.

(e) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.


Abbreviations:

ADR  American Depository Receipt

SPDR Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

CORE VALUE EQUITY FUND

                                                ------------------------------------------------------------------------------------
                                                                        CLASS 1                                           CLASS 4
                                                --------------------------------------------------------------------  --------------
                                                6/30/08+    12/31/07    12/31/06    12/31/05    12/31/04    12/31/03      6/30/08+
                                                --------------------------------------------------------------------  --------------
INCEPTION DATE                                        --          --          --          --          --     4/28/00        5/1/08
Net asset value, beginning of period....          $10.16      $10.70      $10.01       $9.77       $9.02       $7.36         $9.82
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income................            0.04        0.12        0.17        0.11        0.11        0.11          0.01
   Net realized and unrealized
      gains/(losses) on investments.....           (0.95)       0.97        1.62        0.29        0.75        1.66         (0.58)

TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS................           (0.91)       1.09        1.79        0.40        0.86        1.77         (0.57)

LESS DISTRIBUTIONS FROM:
   Net investment income................              --        0.12        0.17        0.12        0.11        0.11            --
   Net realized gains...................              --        1.51        0.93        0.04          --          --            --

TOTAL DISTRIBUTIONS.....................              --        1.63        1.10        0.16        0.11        0.11            --

NET ASSET VALUE, END OF PERIOD..........           $9.25      $10.16      $10.70      $10.01       $9.77       $9.02         $9.25

TOTAL RETURN (A)........................           (8.96)%     10.10%      17.85%       4.06%       9.57%      24.05%        (5.80)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)      $31,039     $37,765     $39,683     $37,115     $37,128     $29,989            $9
   Ratios to average net assets:
      Net investment income*............            0.90%       0.96%       1.55%       1.13%       1.26%       1.16%         0.53%
      Expenses*.........................            0.84%       0.81%       0.81%       0.80%       0.80%       0.73%         1.24%
   Portfolio turnover rate..............              30%         45%         42%         36%         53%         78%           30%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited


See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                CORE VALUE
                                                                                                                  EQUITY
                                                                                                                    FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market  (cost $29,511,625)..............................................   $30,737,096
   Investments in affiliated securities, at market  (cost $19,083)........................................       14,503
   Short-term affiliated investments (at amortized cost)..................................................      426,963
   Income receivables.....................................................................................       40,647
   Variation margin receivable............................................................................          280
-------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................   31,219,489
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased......................................................................       98,311
   Payable for fund shares redeemed.......................................................................       11,389
   Payable to GEAM........................................................................................        8,676
   Accrued other expenses.................................................................................       52,615
   Other liabilities......................................................................................          204
-------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................      171,195
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................  $31,048,294
===============================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................   28,745,846
   Undistributed (distribution in excess of)
      net investment income...............................................................................      154,516
   Accumulated net realized gain (loss)...................................................................      946,686
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................    1,220,891
      Futures.............................................................................................      (19,645)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................  $31,048,294
===============================================================================================================================
CLASS 1:

NET ASSETS................................................................................................   31,038,874
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................    3,354,421
Net asset value per share.................................................................................        $9.25

CLASS 4:

NET ASSETS................................................................................................        9,420
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................        1,018
Net asset value per share.................................................................................        $9.25



See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------


                                                                                                  CORE VALUE
                                                                                                    EQUITY
                                                                                                     FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend .............................................................................. $    284,854
      Interest ..............................................................................        1,557
      Interest from affiliated investments ..................................................        6,047
      Less: Foreign taxes withheld ..........................................................       (3,307)
------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ............................................................................      289,151
------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ......................................................      108,422
      Distributors Fees (Note 4)
         Class 4 ............................................................................            7
      Transfer agent ........................................................................           23
      Trustee's fees ........................................................................          457
      Custody and accounting expenses .......................................................       19,603
      Professional fees .....................................................................        8,662
      Registration expenses .................................................................        1,727
      Other expenses ........................................................................        1,281
------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..........................................      140,182
------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) ..         (350)
------------------------------------------------------------------------------------------------------------------
      Net expenses ..........................................................................      139,832
------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ............................................................      149,319
==================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ........................................................................      699,813
         Futures ............................................................................       22,215
         Foreign currency transactions ......................................................           (2)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................................................   (4,136,238)
         Futures ............................................................................      (19,610)
------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ................................   (3,433,862)
------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................  $(3,284,543)
==================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                       CORE VALUE
                                                                                                         EQUITY
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)....................................................      $   149,319       $     380,874
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................         722,026           4,802,982
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................      (4,155,888)         (1,343,366)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................      (3,284,543)          3,840,490
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................              --            (375,677)
       Class 4.........................................................................              --
     Net realized gains
       Class 1.........................................................................              --          (4,867,273)
       Class 4.........................................................................              --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --          (5,242,950)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................      (3,284,543)         (1,402,460)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1.........................................................................         293,138           1,494,210
       Class 4.........................................................................          10,000
     Value of distributions reinvested
       Class 1.........................................................................              --           5,242,950
       Class 4.........................................................................              --                  --
     Cost of shares redeemed
       Class 1.........................................................................      (3,735,732)         (7,251,969)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................      (3,432,594)           (514,809)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................      (6,717,137)         (1,917,269)

NET ASSETS
   Beginning of period.................................................................      37,765,431          39,682,700
------------------------------------------------------------------------------------------------------------------------------------
   End of period.......................................................................     $31,048,294         $37,765,431
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD.........     $   154,516         $     5,197
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
CLASS 1
Shares sold............................................................................          30,576             133,227
Issued for distributions reinvested....................................................              --             513,512
Shares redeemed........................................................................        (393,992)           (638,176)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................        (363,416)              8,563
====================================================================================================================================
CLASS 4
Shares sold............................................................................           1,018                  --
Issued for distributions reinvested....................................................              --                  --
Shares redeemed........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................           1,018                  --
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the "Fund"), Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                   Total
--------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $31,164,059                $14,503                    $--                  $31,178,562
Other Financial Instruments       $        --                $    --                    $--                  $        --

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax
               Investments for             Unrealized                 Unrealized            Net Tax Appreciation
                Tax Purposes              Appreciation               Depreciation              on Investments
-----------------------------------------------------------------------------------------------------------------------
                 $30,052,243               $3,316,097                $(2,208,861)                $1,107,236


As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                               Long-Term
              Ordinary          Capital
               Income            Gains            Total
--------------------------------------------------------------------------
2007          $741,446        $4,501,504      $5,242,950
2006           671,827         3,043,707       3,715,534


DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the year ended December 31, 2007.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $281 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:


                Purchases                Sales
-------------------------------------------------------------------------------
               $9,961,550             $13,418,291


SECURITY LENDING At June 30, 2008, the Fund did not participate in securities lending.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director
TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------



INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

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

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR

GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE LOGO OMITTED]

GE Investments Funds, Inc.
Mid-Cap Equity Fund



Semi-Annual Report
JUNE 30, 2008


[GE logo omitted]

GE Investments Funds, Inc.
Mid-Cap Equity Fund
--------------------------------------------------------------------------------


                                                                        Contents

NOTES TO PERFORMANCE....................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS..............................     2

NOTES TO SCHEDULE OF INVESTMENTS........................................     8

FINANCIAL STATEMENTS

     Financial Highlights..............................................      9

     Statement of Assets and Liabilities................................    10

     Statement of Operations............................................    11

     Statements of Changes in Net Assets................................    12

     Notes to Financial Statements......................................    13

ADDITIONAL INFORMATION..................................................    18

INVESTMENT TEAM.........................................................    21



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Russell* Mid-Cap Index (Russell Mid-Cap Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

Russell Mid-Cap Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that represent approximately 25% of the total market capitalization of the Russell 1000 Index. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

* RUSSELL INVESTMENT GROUP OWNS THE RUSSELL INDEX DATA, INCLUDING ALL APPLICABLE TRADEMARKS AND COPYRIGHTS, USED BY GE ASSET MANAGEMENT IN THESE MATERIALS. ANY UNAUTHORIZED USE OR REDISTRIBUTION OF SUCH RUSSELL INDEX DATA IS STRICTLY PROHIBITED. RUSSELL INVESTMENT GROUP IS NOT RESPONSIBLE FOR THE CONFIGURATION OF THIS MATERIAL OR FOR ANY INACCURACY IN GE ASSET MANAGEMENT'S PRESENTATION THEREOF.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------


DIANE M. WEHNER IS A VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MID-CAP EQUITY FUND. SHE HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2004. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.


Q. HOW DID THE MID-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Mid-Cap Equity Fund returned -6.47% for the Class 1 shares and -4.04% for the Class 4 shares. The Russell Mid-Cap Index, the Fund's benchmark, returned -7.57% and the Fund's Lipper peer group of 146 Mid-Cap Growth funds returned an average of -8.57% for the same period.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. During the first half of 2008, the Fund's growth-at-a-reasonable-price approach benefited performance as the growth style of investing outperformed value. Soaring energy prices, continued credit concerns at financial institutions and generally negative economic news resulted in increased market volatility and lower stock prices. In this environment, the Fund's overweight in consumer staples, healthcare and energy contributed positively to performance. Within the consumer staples sector, our exposure to these defensive companies (companies which generally offer products that are less discretionary and therefore can deliver continued earnings growth in a difficult macroeconomic environment) was additive to performance. Moreover, healthcare companies with their defensive growth qualities and good earnings visibility enhanced performance for the Fund. The rise in oil and natural gas prices resulted in strong performance within the energy sector.

    The Fund benefited from an underweight in financial companies, which continued to be weak. More specifically, the Fund maintained an underweight in regional banks, which are experiencing earnings pressure from deteriorating credit quality, and the need for additions to reserves for non-performing loans. We maintained the Fund's underweight in the consumer discretionary sector, which had a positive impact on performance. Higher food and energy prices are squeezing out consumer discretionary purchases. In addition, increasing foreclosure rates, declining home prices and higher unemployment continues to weigh on consumer confidence and spending.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Relative to the Russell Mid-Cap Index, the Fund outperformed during the six-month period, largely due to solid stock selection within the energy, materials, and healthcare sectors. Specifically Southwestern Energy (+71%), gained from a strong natural gas pricing environment, while Weatherford International (+45%) benefited from robust demand for oil exploration and technology services. Within the materials sector, Intrepid Potash (+31%), a recent IPO, performed well due to continued supply/demand imbalances in the booming fertilizer market. Meanwhile, healthcare services company Psychiatric Solutions (+16%) benefited from increased occupancy and favorable pricing. Lifecell (+17%) was acquired by Kinetic Concepts.

    The Fund's overweight and stock selection in the information technology sector detracted from


[photo omitted]

                                                                             Q&A
--------------------------------------------------------------------------------


    relative performance. Specifically, Juniper Networks (-33%) suffered in part due to concerns about slowing in the U.S. carrier business. Neustar, a telecom services and software company (-25%) slightly reduced its 2008 revenue forecast due to the slower ramp of a new service offering. Within healthcare, detracting from performance was Hologic (-36%) as concerns arose about the benefits of their recent Cytec acquisition. Life Time Fitness (-41%) fell due to financing concerns and slower membership growth rates.


Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. During the period we increased the Fund's exposure in the consumer discretionary, financials and materials sectors where we find attractively valued growth companies. We took profits and reduced our exposure to the healthcare and energy sectors. We are focused on investing in attractively valued companies with solid earnings prospects, strong market share and superior long-term fundamentals. With an emphasis on growth, we continue to look to invest in innovative companies that provide prospects for above-average earnings growth. Therefore, healthcare and information technology companies represent a meaningful percentage of the Fund's portfolio.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008

                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             935.26                             3.29

     Class 4                         1,000.00                             959.64                             5.55
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,021.16                             3.52

     Class 4                         1,000.00                           1,019.16                             5.66
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.70% FOR CLASS 1 AND 1.12% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (6.47)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (4.04)% FOR CLASS 4 SHARES.

Mid-Cap Equity Fund                                                  (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                GEI MID-CAP EQUITY              RUSSELL MIDCAP INDEX

06/98               10,000.00                          10,000.00
12/98                9,444.01                          10,084.35
12/99               11,074.42                          11,918.98
12/00               11,992.30                          12,902.74
12/01               12,031.39                          12,175.48
12/02               10,375.33                          10,205.28
12/03               13,792.80                          14,296.76
12/04               16,002.81                          17,178.64
12/05               17,881.47                          19,351.42
12/06               19,383.25                          22,308.54
12/07               21,826.51                          23,560.43
06/08               20,413.48                          21,776.19


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 1 SHARES (Inception date: 5/1//97)
--------------------------------------------------------------------------------

                               SIX      ONE      FIVE   TEN  ENDING VALUE OF A
                              MONTHS    YEAR     YEAR   YEAR $10,000 INVESTMENT
-------------------------------------------------------------------------------
Mid-Cap Equity Fund           -6.47%   -5.12%   11.83%  7.40%    $20,413
-------------------------------------------------------------------------------
Russell Midcap Index          -7.57%  -11.19%   13.07%  8.10%    $21,776
-------------------------------------------------------------------------------
Lipper peer group average*    -8.57%   -5.01%   11.74%  5.21%
-------------------------------------------------------------------------------


CLASS 4 SHARES
-------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

              GEI MID-CAP EQUITY           RUSSELL MIDCAP INDEX

05/08               10,000.00                    10,000.00
06/08                9,596.44                     9,617.28


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
-------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
-------------------------------------------------------------------------------

                                   ONE       SINCE       ENDING VALUE OF A
                                  MONTH    INCEPTION    $10,000 INVESTMENT
-------------------------------------------------------------------------------
Mid-Cap Equity Fund               -6.91%    -4.04%           $9,596
-------------------------------------------------------------------------------
Russell Midcap Index              -7.99%    -3.83%           $9,617
-------------------------------------------------------------------------------
Lipper peer group average**       -6.36%     N/A
-------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities of mid-cap companies under normal circumstances. The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008
as a % of Market Value
-------------------------------------------------------------------------------

Market Value of $166,964 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 16.6%
Healthcare 16.4%
Consumer Discretionary 11.5%
Energy 11.1%
Financials 10.7%
Industrials 9.6%
Materials 7.0%
Consumer Staples 6.0%
Utilities 5.7%
Telecommunication Services 3.2%
Short-Term 2.2%
Other Investments 0.0%***


TOP TEN LARGEST HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
-------------------------------------------------------------------------------
 Masimo Corp.                                            2.50%
-------------------------------------------------------------------------------
 Thermo Fisher Scientific, Inc.                          2.30%
-------------------------------------------------------------------------------
 Harsco Corp.                                            2.15%
-------------------------------------------------------------------------------
 McCormick & Company, Inc.                               2.11%
-------------------------------------------------------------------------------
 ITC Holdings Corp.                                      2.08%
-------------------------------------------------------------------------------
 Weatherford International Ltd.                          2.06%
-------------------------------------------------------------------------------
 Psychiatric Solutions, Inc                              2.04%
-------------------------------------------------------------------------------
 Activision, Inc.                                        1.98%
-------------------------------------------------------------------------------
 Alberto-Culver Co.                                      1.86%
-------------------------------------------------------------------------------
 HCC Insurance Holdings, Inc.                            1.75%
-------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE MID-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 146, 145, 120 AND 38 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE MID-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 155 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

*** LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MID-CAP EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
-------------------------------------------------------------------------------


                               MID-CAP EQUITY FUND
-------------------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES         VALUE
-------------------------------------------------------------------------------

COMMON STOCK -- 98.1% +
-------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 11.5%

Bed Bath & Beyond, Inc.........      70,836  $  1,990,492(a,c)
Coach, Inc.....................      52,754     1,523,536(a)
Focus Media Holding Ltd. ADR...      56,863     1,576,242(a)
Kohl's Corp....................      22,453       899,018(a)
Liberty Global, Inc.
  (Series C)                         77,070     2,339,845(a)
Liberty Media Entertainment Corp.
   (Series A)..................      54,636     1,323,830(a)
Life Time Fitness, Inc.........      53,146     1,570,464(a)
Mercadolibre, Inc..............      50,063     1,726,673(a)
O'Reilly Automotive, Inc.......      84,540     1,889,469(a)
Penn National Gaming, Inc......      34,156     1,098,115(a)
Regal Entertainment Group,
   (Class A)...................     138,921     2,122,713
The Cheesecake Factory.........      71,901     1,143,945(a)
                                               19,204,342

CONSUMER STAPLES -- 6.0%

Alberto-Culver Co..............     118,133     3,103,354
General Mills, Inc.............      44,158     2,683,482
McCormick & Company, Inc.......      98,793     3,522,958
The Estee Lauder Companies Inc.
   (Class A)...................      14,969       695,310
                                               10,005,104

ENERGY -- 11.1%

Dresser-Rand Group, Inc........      60,668     2,372,119(a)
Hess Corp......................      17,978     2,268,644
HIS, Inc. (Class A)............       4,491       312,574
Noble Corp.....................      31,364     2,037,405
Peabody Energy Corp............      31,504     2,773,927
Southwestern Energy Co.........      46,229     2,200,963(a)
Sunoco, Inc....................      23,950       974,526
Tesco Corp.....................      66,797     2,134,164(a)
Weatherford International Ltd..      69,237     3,433,463(a)
                                               18,507,785

FINANCIALS -- 10.7%

Affiliated Managers Group, Inc.      21,980     1,979,519(a)
CB Richard Ellis Group, Inc.
   (Class A)...................     117,815     2,262,048(a,c)
CVB Financial Corp.............      96,060       906,806
Douglas Emmett, Inc. (REIT)....      46,764     1,027,405
DuPont Fabros Technology, Inc.
   (REIT)......................      77,231     1,439,586
Fortress Investment Group LLC
   (Class A)...................     110,757     1,364,526

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Greenhill & Company, Inc.......      24,895  $  1,340,845
HCC Insurance Holdings, Inc....     138,369     2,925,121
Legg Mason, Inc................      24,422     1,064,067
Nymex Holdings, Inc............      16,466     1,391,048
Prologis (REIT)................      18,711     1,016,943
SunTrust Banks, Inc............      10,478       379,513
Zions Bancorporation...........      23,148       728,931
                                               17,826,358

HEALTHCARE -- 16.5%

Alcon, Inc.....................      12,274     1,998,084
Amylin Pharmaceuticals, Inc....      69,544     1,765,722(a)
Arthrocare Corp................      43,393     1,770,868(a)
Barr Pharmaceuticals, Inc......      41,490     1,870,369(a)
DENTSPLY International, Inc....      59,912     2,204,762
Gen-Probe Incorporated.........      39,907     1,894,784(a)
Hologic, Inc...................     125,802     2,742,484(a)
Masimo Corp....................     121,575     4,176,101(a)
Psychiatric Solutions, Inc.....      90,133     3,410,633(a)
Thermo Fisher Scientific, Inc..      68,844     3,836,676(a,c)
Vertex Pharmaceuticals Inc.....      52,390     1,753,493(a)
                                               27,423,976

INDUSTRIALS -- 9.7%

Alliant Techsystems, Inc.......         729        74,125(a)
Cooper Industries Ltd..........      20,855       823,773
Corrections Corporation
   of America..................      84,396     2,318,358(a)
Harsco Corp....................      65,847     3,582,735
Hexcel Corp....................      97,087     1,873,779(a)
ITT Corp.......................      34,428     2,180,325
Joy Global, Inc................      36,497     2,767,568
Textron, Inc...................      50,893     2,439,302
                                               16,059,965

INFORMATION TECHNOLOGY -- 16.6%

Activision, Inc................      96,906     3,301,587(a,c)
Affiliated Computer Services, Inc.
   (Class A)...................      32,931     1,761,479(a)
Alibaba.com Ltd................     287,759       405,947(a)
Blackboard, Inc................      38,376     1,467,115(a)
Citrix Systems, Inc............      71,101     2,091,080(a)
Cogent, Inc....................     103,894     1,181,275(a)
DST Systems, Inc...............      26,677     1,468,569(a)
Fidelity National Information
   Services, Inc...............      51,642     1,906,106
Harris Corp....................      17,670       892,158(c)
Hittite Microwave Corp.........      62,868     2,239,358(a)
Juniper Networks, Inc..........      94,278     2,091,086(a)
Macrovision Solutions Corp.....     173,767     2,599,554(a)
Marvell Technology Group Ltd...     106,614     1,882,803(a)
Mettler Toledo International
  Inc.                               17,597     1,669,251(a)
Neustar, Inc. (Class A)........     125,523     2,706,276(a)
                                               27,663,644


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

MID-CAP EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 7.1%

Allegheny Technologies
   Incorporated................      33,680  $  1,996,550
Intrepid Potash, Inc...........      40,285     2,649,947(a)
Martin Marietta Materials, Inc.      15,567    1,612,586
Monsanto Co....................      21,044     2,660,803(c)
Praxair, Inc...................      29,833     2,811,462
                                               11,731,348

TELECOMMUNICATION SERVICES -- 3.2%

American Tower Corp. (Class A).      42,823     1,809,272(a)
NII Holdings Inc. (Class B)....      46,435     2,205,198(a)
Syniverse Holdings, Inc........      82,862     1,342,364(a)
                                                5,356,834

UTILITIES -- 5.7%

American Water Works
   Company, Inc................      79,521     1,763,776(a)
DTE Energy Co..................      29,587     1,255,672
ITC Holdings Corp..............      68,112     3,481,204
PPL Corp.......................      31,128     1,627,061
SCANA Corp.....................      36,094     1,335,478
                                                9,463,191

TOTAL COMMON STOCK
  (COST $150,108,500) .........               163,242,547

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $48,839)..............                     37,118(d)


TOTAL INVESTMENTS IN SECURITIES
 (COST $150,157,339)..........                163,279,665

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
   1.93% .....................                  3,684,810(b,e)
   (COST $3,684,810)


TOTAL INVESTMENTS
 (COST $153,842,149)..........                166,964,475


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.3)%...............                   (495,906)
                                             ------------

NET ASSETS-- 100.0% ..........               $166,468,569
                                             ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following long futures contracts open at June 30, 2008 (unaudited):

                                 NUMBER     CURRENT
                  EXPIRATION       OF       NOTIONAL        UNREALIZED
DESCRIPTION          DATE       CONTRACTS     VALUE        DEPRECIATION
--------------------------------------------------------------------------------
S&P 400 Midcap
   Futures      September 2008     3       $1,231,800        $(49,991)



See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.


Abbreviations:

ADR    American Depository Receipt

REIT   Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

MID-CAP EQUITY FUND

                                                ---------------------------------------------------------------------  -------------
                                                                        CLASS 1                                           CLASS 4
                                                ---------------------------------------------------------------------  -------------
                                                6/30/08+   12/31/07    12/31/06    12/31/05    12/31/04    12/31/03      6/30/08+
                                                ---------------------------------------------------------------------  -------------
INCEPTION DATE                                        --         --          --          --          --      5/1/97        5/1/08
Net asset value, beginning of period....          $17.30     $18.19      $19.22      $18.33      $17.48      $13.30        $16.85
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income................            0.06       0.08        0.23        0.05        0.17        0.19            --
   Net realized and unrealized
      gains/(losses) on investments.....           (1.18)      2.23        1.40        2.11        2.63        4.19         (0.68)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS................           (1.12)      2.31        1.63        2.16        2.80        4.38         (0.68)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income................              --       0.07        0.22        0.06        0.14        0.18            --
   Net realized gains...................              --       3.13        2.44        1.21        1.81        0.02            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.....................              --       3.20        2.66        1.27        1.95        0.20            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........          $16.18     $17.30      $18.19      $19.22      $18.33      $17.48        $16.17
====================================================================================================================================
TOTAL RETURN (A)........................           (6.47)%    12.60%(B)    8.40%      11.74%      16.02%      32.94%        (4.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)     $166,459   $191,339    $199,311    $229,097    $239,831    $226,929           $10
   Ratios to average net assets:
      Net investment income*............            0.27%      0.35%       1.01%       0.24%       0.89%       1.36%         0.04%
      Expenses*.........................            0.70%      0.70%       0.69%       0.70%       0.70%       0.69%         1.12%
   Portfolio turnover rate..............              25%        65%         29%         27%         78%         28%           25%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited



See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                MID-CAP
                                                                                                                EQUITY
                                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $150,108,500)...............................................  $163,242,547
   Investments in affiliated securities, at market (cost $48,839).........................................        37,118
   Short-term affiliated investments (at amortized cost)..................................................     3,684,810
   Income receivables.....................................................................................       161,060
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................   167,125,535
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased......................................................................       459,072
   Payable for fund shares redeemed.......................................................................        31,784
   Payable to GEAM........................................................................................       106,386
   Accrued other expenses.................................................................................        56,247
   Variation margin payable...............................................................................         2,700
   Other liabilities......................................................................................           777
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................       656,966
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................  $166,468,569
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................   141,885,644
   Undistributed (distribution in excess of)
      net investment income...............................................................................       251,042
   Accumulated net realized gain (loss)...................................................................    11,259,548
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................    13,122,326
      Futures.............................................................................................       (49,991)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................  $166,468,569
====================================================================================================================================

CLASS 1:

NET ASSETS................................................................................................   166,458,974
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................    10,290,298
Net asset value per share.................................................................................        $16.18

CLASS 4:

NET ASSETS................................................................................................         9,595
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................           593
Net asset value per share.................................................................................        $16.17



See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                     MID-CAP
                                                                                                     EQUITY
                                                                                                      FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ............................................................................... $      795,843
      Interest ...............................................................................          1,251
      Interest from affliated investments ....................................................         39,267
      Less: Foreign taxes withheld ...........................................................         (4,176)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .............................................................................        832,185
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .......................................................        561,212
      Distributors Fees (Note 4)
         Class 4 .............................................................................              7
      Transfer agent .........................................................................             36
      Trustee's fees .........................................................................          2,308
      Custody and accounting expenses ........................................................         20,647
      Professional fees ......................................................................         11,153
      Registration expenses ..................................................................          3,064
      Other expenses .........................................................................          7,772
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...........................................        606,199
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) ...         (2,496)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ...........................................................................        603,703
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .............................................................        228,482
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .........................................................................     10,301,191
         Futures .............................................................................       (246,232)
         Foreign currency transactions .......................................................             90
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .........................................................................    (22,525,766)
         Futures .............................................................................        (50,030)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .................................    (12,520,747)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $(12,292,265)
====================================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         MID-CAP
                                                                                                         EQUITY
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss).....................................................   $    228,482       $    653,690
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................     10,055,049         27,316,305
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................    (22,575,796)        (4,058,715)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................    (12,292,265)        23,911,280
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................             --           (620,613)
       Class 4.........................................................................             --                 --
     Net realized gains
       Class 1.........................................................................             --        (29,362,977)
       Class 4.........................................................................             --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS...................................................................           --        (29,983,590)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................    (12,292,265)        (6,072,310)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1........................................................................       2,962,211         11,021,978
       Class 4.........................................................................         10,000                 --
     Value of distributions reinvested
       Class 1.........................................................................             --         29,983,527
       Class 4.........................................................................             --                 --
     Cost of shares redeemed
       Class 1.........................................................................    (15,550,832)       (42,904,477)
       Class 4.........................................................................             --                 --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................    (12,578,621)        (1,898,972)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................    (24,870,886)        (7,971,282)

NET ASSETS
   Beginning of period.................................................................    191,339,455        199,310,737
------------------------------------------------------------------------------------------------------------------------------------
   End of period.......................................................................   $166,468,569       $191,339,455
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD........    $    251,042       $     22,560
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold............................................................................        188,631            561,616
Issued for distributions reinvested....................................................             --          1,725,174
Shares redeemed........................................................................       (956,403)        (2,184,057)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares................................................        (767,772)           102,733
====================================================================================================================================
CLASS 4
Shares sold............................................................................            593                 --
Issued for distributions reinvested....................................................             --                 --
Shares redeemed........................................................................             --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................            593                 --
====================================================================================================================================



See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund (the "Fund"), Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                Total
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $166,521,411               $443,064                  $--                $166,964,475
Other Financial Instruments       $    (49,991)              $     --                  $--                $    (49,991)


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                $154,140,034               $30,537,387               $(17,761,785)               $12,775,602

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                                Long-Term
               Ordinary          Capital
                Income            Gains            Total
--------------------------------------------------------------------------------
2007          $3,939,151      $26,044,439       $29,983,590
2006           3,072,947       22,389,383        25,462,330

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

            Undistributed
            (Distribution
            in Excess of)
           Net Investment             Accumulated
               Income              Net Realized Gain
--------------------------------------------------------------------------------
              $(27,302)                $27,302

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $1,376 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

                 Purchases           Sales
--------------------------------------------------------------------------------
                $42,105,016       $56,624,807

SECURITY LENDING At June 30, 2008 the Fund did not participate in securities lending.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

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

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE logo omitted]

GE Investments Funds, Inc.
Small-Cap Equity Fund




Semi-Annual Report

JUNE 30, 2008



[GE logo omitted]

GE Investments Funds, Inc.
Small-Cap Equity Fund
--------------------------------------------------------------------------------


                                                                        Contents


NOTES TO PERFORMANCE.....................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS...............................     2

NOTES TO SCHEDULE OF INVESTMENTS.........................................     8

FINANCIAL STATEMENTS

     Financial Highlights................................................     9

     Statement of Assets and Liabilities.................................    10

     Statement of Operations.............................................    11

     Statements of Changes in Net Assets.................................    12

     Notes to Financial Statements.......................................    13

ADDITIONAL INFORMATION...................................................    18

INVESTMENT TEAM..........................................................    21




This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Russell 2000 Index (Russell 2000(R))* is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



-----------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

* RUSSELL INVESTMENT GROUP OWNS THE RUSSELL INDEX DATA, INCLUDING ALL APPLICABLE TRADEMARKS AND COPYRIGHTS, USED BY GE ASSET MANAGEMENT IN THESE MATERIALS. ANY UNAUTHORIZED USE OR REDISTRIBUTION OF SUCH RUSSELL INDEX DATA IS STRICTLY PROHIBITED. RUSSELL INVESTMENT GROUP IS NOT RESPONSIBLE FOR THE CONFIGURATION OF THIS MATERIAL OR FOR ANY INACCURACY IN GE ASSET MANAGEMENT'S PRESENTATION THEREOF.

Small-Cap Equity Fund
--------------------------------------------------------------------------------


PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTFOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION.

SMALL-CAP EQUITY FUND IS MANAGED BY JACK FEILER, JEFFREY SCHWARTZ AND DENNISON
T. ("DAN") VERU, MEMBERS OF PALISADE'S INVESTMENT POLICY COMMITTEE. MR. FEILER, MR. SCHWARTZ AND MR. VERU ARE JOINTLY AND PRIMARILY RESPONSIBLE FOR THE STRATEGY OF THE FUND AND THE DAY-TO-DAY MANAGEMENT OF THE FUND IS EXECUTED BY MR. SCHWARTZ.

JACK FEILER, PRESIDENT AND CHIEF INVESTMENT OFFICER, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE SMALL-CAP EQUITY FUND. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

JEFFREY SCHWARTZ, SENIOR PORTFOLIO MANAGER, JOINED PALISADE IN OCTOBER 2004. PRIOR TO JOINING PALISADE, MR. SCHWARTZ WAS VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF SAFECO ASSET MANAGEMENT FROM SEPTEMBER 2003 TO SEPTEMBER 2004. FROM JUNE 2001 TO AUGUST 2003, MR. SCHWARTZ FOUNDED NANTUCKET INVESTMENT RESEARCH IN FARMINGTON HILLS, MI, CONDUCTED INDEPENDENT INVESTMENT RESEARCH AND WAS A PRIVATE INVESTOR. FROM JUNE 1992 UNTIL MAY 2001, MR. SCHWARTZ WAS AT MUNDER CAPITAL MANAGEMENT, MOST RECENTLY AS A SENIOR PORTFOLIO MANAGER AND PRINCIPAL.

DENNISON T. ("DAN") VERU IS AN EXECUTIVE VICE-PRESIDENT AND CO-INVESTMENT OFFICER OF PALISADE. SINCE JOINING PALISADE IN MARCH 2000, MR. VERU HAS BEEN A MEMBER OF THE INVESTMENT POLICY COMMITTEE. MR. VERU BECAME A PRINCIPAL OF PALISADE IN JULY 2004. PRIOR TO JOINING PALISADE, HE WAS PRESIDENT AND DIRECTOR OF RESEARCH OF AWAD ASSET MANAGEMENT, A DIVISION OF RAYMOND JAMES & ASSOCIATES. MR. VERU HAS BEEN A FREQUENT GUEST ON CNBC, CNN AND BLOOMBERG TELEVISION. PRIOR TO AWAD, MR. VERU WORKED WITH THE PALISADE TEAM FROM 1984 THROUGH 1992.



Q. HOW DID THE SMALL-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Small-Cap Equity Fund returned -5.42% for the Class 1 shares and -4.64% for the Class 4 shares. The Russell 2000 Index, the Fund's benchmark, returned -9.37% and the Fund's Lipper peer group of 141 Small-Cap Core Funds returned an average of -8.67% for the same period.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Over the past six months, U.S. financial markets continued to face significant challenges due to ever-higher commodity prices, housing market problems, and slowing domestic economic growth. Energy was the only sector in the Russell 2000 Index that registered a gain over the past six-month period. All other sectors posted losses with the worst performers being Consumer Discretionary (-19%), Financials (-17%), and Healthcare (-17%).


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The main contributor to the Fund's relative outperformance was a strong stock selection in the Consumer Discretionary sector. Despite being the worst performing sector in the Russell 2000 Index, good decision making in the sector helped to overcome the weakness in the Index. The top performers were Aeropostale (+18%), Bright Horizons Family Solutions (+24%), and Arbitron (+15%). The Fund also received solid results from its selection of stocks in the Industrials sector. The key name was DRS Technologies (+46%), which rose following the news that it will be acquired by a foreign competitor.

    The main area of weakness came from the Fund's holdings in the Healthcare sector. Much of the weakness came from healthcare providers Healthways (-49%) and Molina Healthcare (-37%). Additionally, disposable medical products concern Medical Action Industries (-50%) detracted notably from relative results.

                                                                             Q&A
--------------------------------------------------------------------------------


Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. There were no significant changes to the Fund during the most recent six-month period. We have slightly reduced our holdings in the Consumer Discretionary, Financials, Healthcare and Industrials sectors, and have increased our Energy exposure.

    Many of our holdings benefit from the weaker dollar as they have significant international exposure. This should bode well for the Fund as we enter earnings season in the next few weeks. We remain focused on companies with strong fundamentals whose earnings visibility and consistency are paramount. Although earnings estimates have been pared for 2008, earnings expectations for smaller stocks have held up better than for those of large caps.

    We believe positive employment data is the key factor keeping the economy intact. However, economic news remains challenging. The unemployment rate is at 5.5%, the economy has registered six straight months of job losses, and employment numbers turned negative on a year-over-year basis for the first time since November 2003. Additionally, headwinds created by the hyperinflationary rise in oil prices and other commodities pose further threats to an already fragile economy.

    We believe price volatility will continue to characterize the current market uncertainty and that the Federal Reserve will continue to act as a catalyst for market action. The current environment shares similarities to the recession of 1990, where banks and brokerage firms were under intense pressure, oil prices were rising, and a consumer-led recession took place leaving retailers struggling. Despite this backdrop, 1991 proved to be a very strong year for small caps with the Russell 2000 Index soaring 46%.

    We take a bottom-up approach and look for companies with modest valuations that are capable of growing earnings regardless of the economic environment. Stocks that are candidates for our portfolio demonstrate characteristics such as increasing net income, improving free cash flow, and increasing return on invested capital. As a result of our quality focus, we believe the portfolio is well positioned for periods where economic activity slows and earnings growth becomes more challenging.

Small-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008

                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             945.77                             4.21

     Class 4                         1,000.00                             953.57                             6.33
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,020.28                             4.42

     Class 4                         1,000.00                           1,018.38                             6.46
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.88% FOR CLASS 1 AND 1.28% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (5.42)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (4.64)% FOR CLASS 4 SHARES.

Small-Cap Equity Fund                                                (unaudited)
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                   GEI SMALL-CAP EQUITY         RUSSELL 2000 INDEX

04/28/00                 10,000.00                   10,000.00
12/00                    11,325.90                    9,649.74
12/01                    12,455.21                    9,896.04
12/02                    10,729.52                    7,876.02
12/03                    13,316.93                   11,602.26
12/04                    15,334.17                   13,729.45
12/05                    16,795.59                   14,350.16
12/06                    19,023.86                   16,983.06
12/07                    19,478.46                   16,712.35
06/08                    18,422.11                   15,145.36


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------
CLASS 1 SHARES (Inception date: 4/28/00)
--------------------------------------------------------------------------------

                           SIX      ONE   FIVE       SINCE     ENDING VALUE OF A
                          MONTHS    YEAR  YEAR     INCEPTION  $10,000 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Equity Fund      -5.42%  -11.19%  10.63%   7.76%        $18,422
--------------------------------------------------------------------------------
Russell 2000 Index         -9.37%  -16.20%  10.27%   5.21%        $15,145
--------------------------------------------------------------------------------
Lipper peer group average* -8.67%  -16.78%   9.98%   N/A
--------------------------------------------------------------------------------


CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                           GEI SMALL-CAP EQUITY        RUSSELL 2000 INDEX

05/08                            10,000.00                   10,000.00
06/08                             9,535.65                    9,654.09


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------
CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------
                                   ONE       SINCE      ENDING VALUE OF A
                                  MONTH   INCEPTION    $10,000 INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Equity Fund             -7.56%    -4.64%           $9,536
--------------------------------------------------------------------------------
Russell 2000 Index                -7.70%    -3.46%           $9,654
--------------------------------------------------------------------------------
Lipper peer group average**       -7.87%      N/A
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal circumstances. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008 as a % of Market Value

Market Value of $85,903 (in thousands)
--------------------------------------------------------------------------------

[Pie chart omitted -- plot points are as follows:]

Industrials 22.7%
Financials 17.6%
Consumer Discretionary 14.1%
Information Technology 11.8%
Healthcare 11.8%
Energy 9.4%
Materials 5.5%
Consumer Staples 4.6%
Utilities 1.7%
Short-Term 0.8%
Other Investments 0.0%***

TOP TEN LARGEST HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Oil States International, Inc.                          3.56%
--------------------------------------------------------------------------------
 Central European Distribution Corp.                     3.56%
--------------------------------------------------------------------------------
 Arbitron, Inc.                                          2.94%
--------------------------------------------------------------------------------
 Harsco Corp.                                            2.93%
--------------------------------------------------------------------------------
 Teledyne Technologies Inc.                              2.66%
--------------------------------------------------------------------------------
 Quanta Services, Inc.                                   2.61%
--------------------------------------------------------------------------------
 Dril-Quip Inc.                                          2.57%
--------------------------------------------------------------------------------
 Varian, Inc.                                            2.49%
--------------------------------------------------------------------------------
 Interactive Data Corp.                                  2.48%
--------------------------------------------------------------------------------
 Aeropostale, Inc.                                       2.46%
--------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE SMALL-CAP CORE FUNDS PEER GROUP CONSISTING OF 141, 140 AND 99 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE SMALL-CAP CORE FUNDS PEER GROUP CONSISTING OF 144 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

*** LESS THAN 0.1%. SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

SMALL-CAP EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                              SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.9% +
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.1%

Aaron Rents, Inc...............      71,700  $  1,601,061
Aeropostale, Inc...............      67,500     2,114,775(a)
American Eagle Outfitters, Inc.      19,000       258,970
Arbitron, Inc..................      53,100     2,522,250
CBRL Group, Inc................      26,700       654,417
Interactive Data Corp..........      84,900     2,133,537
Jarden Corp....................      41,600       758,784(a)
LKQ Corp.......................      95,200     1,720,264(a)
Triarc Companies, Inc. (Class B)
   (Series 1)..................      59,800       378,534
                                               12,142,592

CONSUMER STAPLES -- 4.6%

Central European
   Distribution Corp...........      41,200     3,054,980(a)
Smithfield Foods, Inc..........      45,300       900,564(a)
                                                3,955,544

ENERGY -- 9.4%

Dril-Quip Inc..................      35,000     2,205,000(a)
NATCO Group, Inc. (Class A)....      22,800     1,243,284(a)
Oil States International, Inc..      48,200     3,057,808(a)
St. Mary Land & Exploration Co.      25,200     1,628,928
                                                8,135,020

FINANCIALS -- 17.5%

BioMed Realty Trust, Inc. (REIT)     85,300     2,092,409
Cullen/Frost Bankers, Inc......      17,900       892,315
DCT Industrial Trust, Inc. (REIT)    72,300       598,644
Digital Realty Trust, Inc. (REIT)    28,100     1,149,571
Federal Realty Investment Trust
   (REIT)......................      15,200     1,048,800
GFI Group, Inc.................      75,700       682,057
Global Cash Access Holdings,
   Inc.                             108,200       742,252(a)
HCC Insurance Holdings, Inc....      73,800     1,560,132
Hilb Rogal & Hobbs Co..........      15,600       677,976
Jones Lang LaSalle Inc.........       8,100       487,539
Omega Healthcare Investors, Inc.
   (REIT)......................     115,300     1,919,745
Raymond James Financial, Inc...      75,000     1,979,250
Sandy Spring Bancorp, Inc......      14,400       238,752
Sterling Bancorp...............      24,200       289,190
Westamerica Bancorporation.....      13,900       731,001
                                               15,089,633

HEALTHCARE -- 11.7%

AMN Healthcare Services, Inc...      47,900       810,468(a)
Computer Programs and
   Systems, Inc................      31,600       547,628
Cubist Pharmaceuticals, Inc....      27,100       484,006(a)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Healthways, Inc................      28,000  $    828,800(a)
HMS Holdings Corp..............      24,100       517,427(a)
inVentiv Health, Inc...........      39,100     1,086,589(a)
KV Pharmaceutical Co.
   (Class A)                         67,500     1,304,775(a)
Medical Action Industries Inc..      84,700       878,339(a)
Molina Healthcare, Inc.........      48,800     1,187,792(a)
Thoratec Corp..................      18,800       326,932(a)
Varian, Inc....................      41,900     2,139,414(a)
                                               10,112,170

INDUSTRIALS -- 22.6%

Applied Industrial Technologies,
   Inc.                              35,400       855,618
Baldor Electric Co.............      36,900     1,290,762
Comfort Systems USA, Inc.......      55,200       741,888
Genesee & Wyoming Inc.
   (Class A)                         54,500     1,854,090(a)
Harsco Corp....................      46,300     2,519,183
Healthcare Services Group......      32,800       498,888
Herman Miller Inc..............      37,200       925,908
Mueller Industries, Inc........      52,000     1,674,400
NCI Building Systems, Inc......      14,300       525,239(a)
Old Dominion Freight Line, Inc.      33,100       993,662(a)
Oshkosh Corp...................      44,200       914,498
Quanta Services, Inc...........      67,400     2,242,398(a)
Teledyne Technologies Inc......      46,900     2,288,251(a)
Universal Technical Institute,
   Inc.                               3,300        41,118(a)
Woodward Governor Co...........      59,000     2,103,940
                                               19,469,843

INFORMATION TECHNOLOGY -- 11.8%

ACI Worldwide, Inc.............      21,900       385,221(a)
BigBand Networks, Inc..........      34,000       160,820(a)
Blackbaud, Inc.................      72,000     1,540,800
CommScope, Inc.................      35,000     1,846,950(a)
Micros Systems, Inc............      59,700     1,820,253(a)
Microsemi Corp.................      17,200       433,096(a)
Parametric Technology Corp.....      81,400     1,356,938(a)
Rudolph Technologies, Inc......      66,000       508,200(a)
Semtech Corp...................      69,600       979,272(a)
SRA International, Inc.
   (Class A)                          8,200       184,172(a)
Varian Semiconductor Equipment
   Associates, Inc.............       7,400       257,668(a)
Zebra Technologies Corp.
   (Class A)                         21,200       691,968(a)
                                               10,165,358

MATERIALS -- 5.5%

Commercial Metals Co...........      55,500     2,092,350
Compass Minerals
   International, Inc..........      11,400       918,384
Packaging Corporation of
   America                           64,200     1,380,942
Pioneer Drilling Co............      19,100       359,271(a)
                                                4,750,947

UTILITIES -- 1.7%

IDACORP, Inc...................      49,500     1,430,055

TOTAL INVESTMENTS IN SECURITIES
 (COST $84,730,336)...........                 85,251,162



See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

SMALL-CAP EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                    VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $24)...................               $        19 (c)


TOTAL INVESTMENTS IN SECURITIES
 (COST $84,730,360)...........                 85,251,181

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
   1.93%.......................                   651,607(b,d)
   (COST $651,607)


TOTAL INVESTMENTS
 (COST $85,381,967)...........                 85,902,788


OTHER ASSETS AND LIABILITIES,
   NET-- 0.4%..................                   318,747
                                              -----------

NET ASSETS-- 100.0% ...........               $86,221,535
                                              ===========




See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) GE Asset Management ("GEAM") the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

+   Percentages are based on net assets as of June 30, 2008.



Abbreviations:

REIT Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP EQUITY FUND

                                              ----------------------------------------------------------------------  --------------
                                                                      CLASS 1                                            CLASS 4
                                              ----------------------------------------------------------------------  --------------
                                              6/30/08+    12/31/07    12/31/06    12/31/05    12/31/04    12/31/03      6/30/08+
                                              ----------------------------------------------------------------------  --------------
INCEPTION DATE                                      --          --          --          --          --     4/28/00        5/1/08
Net asset value, beginning of period....       $ 12.17    $  14.39    $  14.44    $  13.62    $  12.74     $ 10.27        $12.06
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income................          0.06        0.06        0.05        0.02        0.08        0.02          0.02
   Net realized and unrealized
      gains/(losses) on investments.....         (0.72)       0.31        1.87        1.28        1.85        2.46         (0.58)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS................         (0.66)       0.36        1.92        1.30        1.93        2.48         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income................            --        0.06        0.04        0.03        0.07        0.01            --
   Net realized gains...................            --        2.53        1.93        0.45        0.98          --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.....................            --        2.59        1.97        0.48        1.05        0.01            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........       $ 11.51    $  12.17    $  14.39    $  14.44    $  13.62     $ 12.74        $11.50
====================================================================================================================================
TOTAL RETURN (A)........................         (5.42)%      2.39%      13.27%       9.53%      15.15%      24.11%        (4.64)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands)                            $86,212    $104,010    $127,381    $128,142    $117,158     $86,330        $   10
   Ratios to average net assets:
      Net investment income*............          0.47%       0.31%       0.31%       0.11%       0.67%       0.17%        (0.06)%
      Expenses*.........................          0.88%       0.87%       0.86%       0.86%       0.88%       0.86%         1.28%
   Portfolio turnover rate..............             9%         25%         52%         33%        101%        119%            9%



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited.



See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 SMALL-CAP
                                                                                                                   EQUITY
                                                                                                                    FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $84,730,336)................................................      $85,251,162
   Investments in affiliated securities, at market (cost $24).............................................               19
   Short-term affiliated investments (at amortized cost)..................................................          651,607
   Receivable for investments sold........................................................................          593,729
   Income receivables.....................................................................................           86,848
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................       86,583,365
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for fund shares redeemed.......................................................................          243,623
   Payable to GEAM........................................................................................           69,994
   Accrued other expenses.................................................................................           47,686
   Other liabilities......................................................................................              527
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................          361,830
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................      $86,221,535
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................       81,818,435
   Undistributed (distribution in excess of)
      net investment income...............................................................................          253,290
   Accumulated net realized gain (loss)...................................................................        3,628,989
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................          520,821
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................      $86,221,535
====================================================================================================================================

CLASS 1:

NET ASSETS................................................................................................       86,211,995
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................        7,487,008
Net asset value per share.................................................................................           $11.51

CLASS 4:

NET ASSETS................................................................................................            9,540
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................              829
Net asset value per share.................................................................................           $11.50


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                     SMALL-CAP
                                                                                                      EQUITY
                                                                                                       FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend .................................................................................. $    609,977
      Interest ..................................................................................          (40)
      Interest from affliated investments .......................................................       10,668
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ................................................................................      620,605
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ..........................................................      369,718
      Distributors Fees (Note 4)
         Class 4 ................................................................................            7
      Transfer agent ............................................................................           23
      Trustee's fees ............................................................................        1,297
      Custody and accounting expenses ...........................................................       17,005
      Professional fees .........................................................................       10,169
      Registration expenses .....................................................................        2,403
      Other expenses ............................................................................        4,287
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..............................................      404,909
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) ......       (1,134)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ..............................................................................      403,775
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ................................................................      216,830
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ............................................................................    3,307,240
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ............................................................................   (9,059,794)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ....................................   (5,752,554)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................  $(5,535,724)
====================================================================================================================================



See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        SMALL-CAP
                                                                                                         EQUITY
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss).....................................................   $     216,830        $    284,288
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................       3,307,240          10,756,527
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................      (9,059,794)         (7,235,808)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................      (5,535,724)          3,805,007
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................              --            (410,572)
       Class 4.........................................................................              --                  --
     Net realized gains
       Class 1.........................................................................              --         (17,923,908)
       Class 4.........................................................................              --                  --
     Return of Capital.................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --         (18,334,480)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................      (5,535,724)        (14,529,473)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1.........................................................................       2,359,892           2,430,205
       Class 4.........................................................................          10,000                  --
     Value of distributions reinvested
       Class 1.........................................................................              --          18,334,520
       Class 4.........................................................................              --                  --
     Cost of shares redeemed
       Class 1.........................................................................     (14,622,790)        (29,605,821)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................     (12,252,898)         (8,841,096)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................     (17,788,622)        (23,370,569)

NET ASSETS
   Beginning of period................................................................      104,010,157         127,380,726
------------------------------------------------------------------------------------------------------------------------------------
   End of period......................................................................    $  86,221,535        $104,010,157
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD........    $     253,290        $     36,460
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold............................................................................         207,808             159,845
Issued for distributions reinvested....................................................              --           1,494,256
Shares redeemed........................................................................      (1,266,759)         (1,960,515)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................      (1,058,951)           (306,414)
====================================================================================================================================
CLASS 4
Shares sold............................................................................             829                  --
Issued for distributions reinvested....................................................              --                  --
Shares redeemed........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................             829                  --
====================================================================================================================================



See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund (the "Fund"), International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Funs.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


                                     Level 1                  Level 2                 Level 3                   Total
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $85,902,769                   $19                     $--                  $85,902,788
Other Financial Instruments       $        --                   $--                     $--                  $        --


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Funds's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                 $85,439,279               $13,745,459               $(13,281,974)                $463,485

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gain to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                                Long-Term
              Ordinary           Capital
               Income              Gains            Total
--------------------------------------------------------------------------------
2007         $3,273,697        $15,060,783      $18,334,480
2006            966,332         14,459,092       15,425,424

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

            Undistributed
            (Distribution
            in Excess of)
           Net Investment              Accumulated
               Income               Net Realized Gain
--------------------------------------------------------------------------------
              $126,587                 $(126,587)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.80%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $795 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the sub-adviser to the Small-Cap Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

                Purchases              Sales
--------------------------------------------------------------------------------
               $8,386,751           $21,412,180

SECURITY LENDING At June 30, 2008, the Fund did not participate in securities lending.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008) Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE
OFFICER - MUTUAL FUNDS
Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES
AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER
(AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE logo omitted]

GE Investments Funds, Inc.

International Equity Fund



Semi-Annual Report

JUNE 30, 2008


[GE logo omitted]

GE Investments Funds, Inc.
International Equity Fund
--------------------------------------------------------------------------------


                                                                     Contents

NOTES TO PERFORMANCE................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS..........................     2

NOTES TO SCHEDULE OF INVESTMENTS....................................     9

FINANCIAL STATEMENTS

     Financial Highlights...........................................    10

     Statement of Assets and Liabilities............................    11

     Statement of Operations........................................    12

     Statements of Changes in Net Assets............................    13

     Notes to Financial Statements..................................    14

ADDITIONAL INFORMATION..............................................    20

INVESTMENT TEAM.....................................................    23



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Morgan Stanley Capital International EAFE Index (MSCI(R) EAFE(R) Index) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

International Equity Fund
--------------------------------------------------------------------------------


THE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, PAUL NESTRO, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND MAKOTO SUMINO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN (PICTURED BELOW) OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF THE PORTION WHICH MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND.

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992 AND PRESIDENT - INTERNATIONAL EQUITIES IN MARCH 2007.

BRIAN HOPKINSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE FUND SINCE OCTOBER 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HOPKINSON WORKED FOR FIDUCIARY TRUST INTERNATIONAL IN BOTH LONDON AND NEW YORK.

PAUL NESTRO IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. NESTRO JOINED GE ASSET MANAGEMENT IN 1993 AS A PERFORMANCE AND ATTRIBUTION ANALYST IN U.S. EQUITIES. HE BECAME A SENIOR PERFORMANCE AND ATTRIBUTION ANALYST IN 1994 AND SINCE 1996 HAS BEEN AN ANALYST AND PORTFOLIO MANAGER IN THE INTERNATIONAL EQUITIES GROUP.

JONATHAN L. PASSMORE IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY FUND SINCE JANUARY 2002. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, HE WAS WITH MERRILL LYNCH FOR SIX YEARS, MOST RECENTLY AS DIRECTOR, INTERNATIONAL EQUITY.

MICHAEL J. SOLECKI IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY FUND SINCE SEPTEMBER 1997. HE JOINED GE ASSET MANAGEMENT IN 1990 AS AN INTERNATIONAL EQUITY ANALYST. HE BECAME A VICE PRESIDENT FOR INTERNATIONAL EQUITY PORTFOLIOS IN 1996 AND SENIOR VICE PRESIDENT IN 2000.

MAKOTO SUMINO IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. SUMINO JOINED GE ASSET MANAGEMENT IN SEPTEMBER 1996 AS A SECURITIES ANALYST AND PORTFOLIO MANAGER. HE BECAME DEPUTY DIRECTOR OF THE INTERNATIONAL EQUITY RESEARCH TEAM IN JANUARY 2001 AND DIRECTOR IN APRIL 2005.


Q. HOW DID THE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the International Equity Fund returned -9.61% for the Class 1 shares and -7.66% for the Class 4 shares. The MSCI EAFE Index, the Fund's benchmark, returned -10.96% and the Fund's Lipper peer group of 139 International Core funds returned an average of -10.69% for the same period.


[photo omitted]

                                                                             Q&A
--------------------------------------------------------------------------------


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Growing concerns about the sustainability of earnings for companies around the world: contributing factors include rising input costs caused by higher raw materials prices, for example, combined with lower consumption expectations caused by a slowing global economy and diminishing disposable income. In addition, the difficulties for individuals and businesses to access credit from an over-stressed banking system are exacerbating a slowdown in the U.S. economy, with ripple effects overseas.


Q.  WHAT DOMESTIC OR WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS?

A. In addition to the credit crisis referred to above, a disturbing rise in inflation, worldwide, is having a dampening effect on economic activity, severe enough to change behaviors in some countries. Gasoline at almost $5/gallon in the United States is compelling users to look for alternative means of transportation. In the developing world, especially in Asia, the removal of expensive subsidies from energy prices might give rise to a substantial drop in demand growth, at least in the short run.


Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

A. Holdings in materials and energy made strong contributions while the absence of specific banking stocks and a general underweight in the challenged consumer discretionary sector also proved positive. Specifically, agricultural chemicals and basic resources continue to offer good returns while oil and oil service companies continue to benefit from strong demand. Some negative contribution came from holdings in IT and telecom services where competition in an increasingly difficult economic environment has anecdotally proved costly.


Q.  DID THE WEIGHTINGS/COUNTRY ALLOCATIONS OF THE FUND CHANGE? WHY?

A. When market conditions were appropriate, modest additions to existing holdings in the financial sector were executed, reducing the extent of the underweight. Modest additions were also made to the energy holdings although these were more focused on oil sands and uranium than conventional E&P stocks. Holdings in industrials were slightly reduced, notably in construction related stocks and our already underweight posture in consumer discretionary was enhanced by the sale of hotel, media and retail holdings.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. Existing positions in BNP Paribas, Royal Bank of Scotland and Lloyds TSB were increased to take advantage of distressed valuations in the banking sector while new positions were established in Suncor (Canada - oil sands), Cameco (Canada - uranium) and Essilor (France - healthcare equipment). Oil sands represent a major source of energy while uranium assets are gaining popularity as nuclear power generation comes back as a potential power source. Reed (UK - media) and Esprit (Hong Kong) were eliminated for valuation and outlook reasons while Schneider (France - electrical equipment) was sold for its proximity to the U.S. housing market.

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                              ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                   EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)             DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             903.89                             5.61

     Class 4                         1,000.00                             923.40                             7.81
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,018.77                             5.97

     Class 4                         1,000.00                           1,016.76                             8.12
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.19% FOR CLASS 1 AND 1.61% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (9.61)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (7.66)% FOR CLASS 4 SHARES.

International Equity Fund                                            (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

              GEI INTERNATIONAL EQUITY           MSCI EAFE INDEX

06/98                 10,000.00                       10,000.00
12/98                  9,784.05                       10,350.66
12/99                 12,751.47                       13,141.70
12/00                 11,129.56                       11,279.88
12/01                  8,808.12                        8,841.85
12/02                  6,709.13                        7,432.46
12/03                  9,252.39                       10,300.33
12/04                 10,718.78                       12,385.86
12/05                 12,669.04                       14,062.35
12/06                 15,797.24                       17,766.45
12/07                 19,426.75                       19,752.83
06/08                 17,559.56                       17,588.35


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 1 SHARES (Inception date: 5/1/95)
--------------------------------------------------------------------------------
                             SIX       ONE       FIVE     TEN  ENDING VALUE OF A
                           MONTHS      YEAR      YEAR    YEAR $10,000 INVESTMENT
--------------------------------------------------------------------------------
International Equity Fund   -9.61%    -1.13%    18.87%   5.79%     $17,560
--------------------------------------------------------------------------------
MSCI EAFE Index            -10.96%    -10.60%   16.66%   5.81%     $17,588
--------------------------------------------------------------------------------
Lipper peer group average* -10.69%     -9.06%   16.13%   6.13%
--------------------------------------------------------------------------------


CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

             GEI INTERNATIONAL EQUITY              MSCI EAFE INDEX

05/08                  10,000.00                      10,000.00
06/08                   9,233.98                       9,271.53


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------
                                   ONE      SINCE         ENDING VALUE OF A
                                  MONTH   INCEPTION      $10,000 INVESTMENT
--------------------------------------------------------------------------------
International Equity Fund         -8.11%    -7.66%             $9,234
--------------------------------------------------------------------------------
MSCI EAFE Index                   -8.18%    -7.28%             $9,272
--------------------------------------------------------------------------------
Lipper peer group average**       -8.23%    N/A
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in developed and developing countries outside the United States.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $50,162 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Continental Europe 47.1%
Japan 17.7%
United Kingdom 15.6%
Latin America 4.3%
Pacific Rim 3.6%
Emerging Asia 3.2%
Canada 3.2%
Emerging Europe 2.7%
United States 2.6%


TOP TEN LARGEST HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Roche Holding AG                                        3.11%
--------------------------------------------------------------------------------
 Nestle S.A. (Regd.)                                     2.98%
--------------------------------------------------------------------------------
 Potash Corporation of Saskatchewan                      2.56%
--------------------------------------------------------------------------------
 BHP Billiton PLC                                        2.41%
--------------------------------------------------------------------------------
 Telenor ASA                                             2.30%
--------------------------------------------------------------------------------
 Saipem S.p.A.                                           2.20%
--------------------------------------------------------------------------------
 Nomura Holdings, Inc.                                   2.13%
--------------------------------------------------------------------------------
 E.ON AG                                                 2.07%
--------------------------------------------------------------------------------
 Vodafone Group Public Limited Co.                       2.05%
--------------------------------------------------------------------------------
 Mitsubishi UFJ Financial Group, Inc.                    1.99%
--------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE INTERNATIONAL CORE PEER GROUP CONSISTING OF 139, 137, 117 AND 49 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR
   THE ONE MONTH PERIOD INDICATED IN THE INTERNATIONAL CORE PEER GROUP CONSISTING OF 150 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.6% +
--------------------------------------------------------------------------------


AUSTRALIA -- 1.9%

Brambles Ltd...................      50,501  $    423,130
Paladin Energy Ltd.............      84,675       517,526(a)
                                                  940,656

BRAZIL -- 1.0%

Petroleo Brasileiro S.A. ADR...       8,522       493,850(d)

CANADA -- 3.2%

Cameco Corp....................       3,775       162,974
Potash Corporation of
   Saskatchewan.................      5,504     1,283,270
Suncor Energy, Inc.............       2,513       146,636
                                                1,592,880

CHINA -- 0.5%

China COSCO Holdings
   Company Ltd.................      96,500       236,169

DENMARK -- 0.5%

Group 4 Securicor PLC..........      51,275       204,151
Novozymes (Series B)...........         417        37,566
                                                  241,717

FINLAND -- 1.7%

Nokia Oyj......................      34,817       851,622

FRANCE -- 13.5%

Alstom.........................       2,503       574,352
AXA S.A........................      12,157       358,466
BNP Paribas....................      10,911       982,859(d)
Cie Generale d'Optique Essilor
   International S.A...........       5,788       353,310
Credit Agricole S.A............      24,085       490,002
Groupe Danone..................      13,042       913,238
LVMH Moet Hennessy
   Louis Vuitton S.A...........       2,158       225,272
Renault S.A....................       1,584       129,006
Suez S.A.......................       8,726       591,926
Total S.A......................       9,745       830,057
Unibail-Rodamco (REIT).........       1,264       291,273
Veolia Environnement...........      11,839       661,399
Vinci S.A......................       5,722       349,651
                                                6,750,811

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

GERMANY -- 8.7%

Allianz AG (Regd.).............         465  $     81,852
Bayer AG.......................      10,898       917,578
Daimler AG (Regd.).............       3,231       200,545
E.ON AG........................       5,146     1,037,869
Linde AG.......................       5,300       744,959
Metro AG.......................       4,425       282,488
RWE AG.........................       1,352       170,817
Siemens AG (Regd.).............       8,234       913,458
                                                4,349,566

GREECE -- 0.9%

Hellenic Telecommunications
   Organization S.A.............      18,868       475,640(a)

HONG KONG -- 0.3%

Sun Hung Kai Properties Ltd....      12,930       175,767

INDIA -- 0.3%

Larsen & Toubro Ltd............       3,490       176,232

ITALY -- 4.5%

Banca Intesa S.p.A.............      85,096       484,095
Saipem S.p.A...................      23,514     1,099,754
UniCredit S.p.A................     109,762       668,131(d)
                                                2,251,980

JAPAN -- 17.8%

Asahi Glass Company Ltd........      27,003       327,479
Bank of Yokohama Ltd...........      39,506       273,659
East Japan Railway Co..........          80       652,731
Ibiden Company Ltd.............       8,899       324,618
Komatsu Ltd....................      15,811       442,289
Mitsubishi Estate Company Ltd..      36,982       848,126
Mitsubishi Heavy Industries Ltd.     97,000       464,085
Mitsubishi UFJ Financial Group,
  Inc.                              112,564       996,467
Nidec Corp.....................       3,567       237,999
Nintendo Company Ltd...........         600       340,821
Nomura Holdings, Inc...........      71,999     1,067,998
Shiseido Company Ltd...........      32,000       734,588
Sony Financial Holdings, Inc...         184       742,026
Sumitomo Realty & Development
   Company Ltd.................       6,000       119,561
Toray Industries Inc...........     138,999       747,270
Toyota Motor Corp..............      11,804       558,142
                                                8,877,859

MEXICO -- 1.0%

America Movil S.A. de C.V.
   ADR (Series L)..............       9,633       508,141(d)



See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

NETHERLANDS -- 1.7%

Koninklijke Philips Electronics
  N.V. ........................      24,659  $    835,668

NORWAY -- 3.9%

Acergy S.A.....................      25,093       559,098
Orkla ASA......................      16,903       216,575
Telenor ASA....................      61,442     1,153,342
                                                1,929,015

RUSSIA -- 1.3%

Gazprom OAO ADR................      11,065       641,770(d)

SINGAPORE -- 1.4%

CapitaLand Ltd.................      63,000       265,101
Singapore Telecommunications
  Ltd.                              156,314       417,274
                                                  682,375

SOUTH AFRICA -- 1.4%

Anglo Platinum Ltd.............       1,534       255,175
MTN Group Limited..............      29,088       460,542
                                                  715,717

SOUTH KOREA -- 1.3%

Kookmin Bank...................       2,290       134,589
Kookmin Bank ADR...............       2,899       169,620(d)
Samsung Electronics
   Company Ltd.................          90        53,769
Samsung Electronics
   Company Ltd. GDR............       1,075       316,856(b,d)
                                                  674,834

SPAIN -- 2.0%

ACS Actividades de Construccion y
   Servicios S.A...............       2,760       138,205
Banco Santander S.A. (Regd.)...      45,872       837,476(d)
                                                  975,681

SWEDEN -- 0.6%

Sandvik AB.....................      20,986       285,463

SWITZERLAND -- 9.4%

ABB Ltd. (Regd.)...............      28,637       812,942(a)
Nestle S.A. (Regd.)............      32,920     1,491,839
Roche Holding AG...............       8,644     1,558,452
Swatch Group AG................       1,422       354,614
Syngenta AG....................       1,532       497,763
                                                4,715,610

TAIWAN -- 1.1%

Taiwan Semiconductor
   Manufacturing Company Ltd...     250,061       531,344(a)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM -- 15.7%

BG Group PLC...................      30,704  $    797,243
BHP Billiton PLC...............      31,518     1,207,692(d)
Diageo PLC.....................      49,296       902,395
Group 4 Securicor PLC..........      51,792       207,852
Lloyds TSB Group, PLC..........     118,947       729,152(d)
National Grid PLC..............      26,005       340,595
Prudential PLC.................      49,206       518,573(d)
Rio Tinto PLC (Regd.)..........       5,722       688,499
Royal Bank of Scotland
   Group PLC...................     202,519       861,420(d)
Tesco PLC......................      72,317       528,500
Vodafone Group Public
   Limited Co..................     349,185     1,027,936
                                                7,809,857

TOTAL COMMON STOCK
 (COST $42,945,439)...........                 47,720,224

--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.3%
--------------------------------------------------------------------------------

All America Latina Logistica
  S.A.                               17,600       228,285
Cia Vale do Rio Doce ADR.......      30,734       917,104(d)

TOTAL PREFERRED STOCK
 (COST $605,899)..............                  1,145,389

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $24,361)...............                    18,514(e)


TOTAL INVESTMENTS IN SECURITIES
 (COST $43,575,699)...........                 48,884,127


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
  1.93%........................                 1,277,963(c,f)
  (COST $1,277,963)


TOTAL INVESTMENTS
 (COST $44,853,663)...........                 50,162,090


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.5)%.................                 (274,262)
                                              -----------

NET ASSETS-- 100.0% ...........               $49,887,828
                                              ===========



See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI International Equity Fund had the following short futures contracts open at June 30, 2008 (unaudited):

                              NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  APPRECIATION
--------------------------------------------------------------------------------

DJ Euro Stoxx
   50 Index
   Futures     September 2008    10    $(532,536)   $17,639
FTSE 100 Index
   Futures     September 2008     2     (224,807)     3,712
Topix Index
   Futures     September 2008     2     (248,762)     9,028
                                                    -------
                                                    $30,379
                                                    =======


GEI International Equity was invested in the following sectors at June 30, 2008 (unaudited):

SECTOR                    PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                           21.96%
Materials                            14.90%
Industrials                          13.29%
Energy                               10.16%
Consumer Staples                      9.69%
Telecommunication Services            8.08%
Utilities                             5.60%
Information Technology                5.31%
Consumer Discretionary                4.60%
Healthcare                            3.82%
Short-Term                            2.55%
Other Investments                     0.04%
                                    ------
                                    100.00%
                                    ======



See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $316,856; or 0.64% of net assets for the GE Investments International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Coupon amount represents effective yield.

(d) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.


Abbreviations:
ADR     American Depository Receipt
GDR     Global Depository Receipt
REGD.   Registered
REIT    Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


INTERNATIONAL EQUITY FUND

                                                ---------------------------------------------------------------------  -------------
                                                                        CLASS 1                                          CLASS 4
                                                ---------------------------------------------------------------------  -------------
                                                6/30/08+   12/31/07    12/31/06    12/31/05    12/31/04    12/31/03      6/30/08+
                                                ---------------------------------------------------------------------  -------------
INCEPTION DATE                                        --         --          --          --          --      5/1/95        5/1/08
Net asset value, beginning of period....          $14.67     $14.08      $11.42       $9.76       $8.52       $6.23        $14.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income................            0.23       0.23        0.15        0.13        0.11        0.07          0.09
   Net realized and unrealized
      gains/(losses) on investments.....           (1.64)      2.98        2.67        1.65        1.24        2.29         (1.19)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS................           (1.41)      3.21        2.82        1.78        1.35        2.36         (1.10)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income................              --       0.23        0.16        0.12        0.11        0.07            --
   Net realized gains...................              --       2.39          --          --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.....................              --       2.62        0.16        0.12        0.11        0.07            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........          $13.26     $14.67      $14.08      $11.42       $9.76       $8.52        $13.26
====================================================================================================================================
TOTAL RETURN (A)........................           (9.61)%    22.98%      24.69%      18.19%      15.85%      37.91%        (7.66)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)      $49,879    $84,272     $80,648     $65,450     $55,714     $45,198            $9
   Ratios to average net assets:
      Net investment income*............            3.32%      1.30%       1.16%       1.19%       1.31%       1.13%         4.07%
      Expenses*.........................            1.19%      1.13%       1.13%       1.25%       1.15%       1.07%         1.61%
   Portfolio turnover rate..............              18%        32%         34%         53%         38%         35%           18%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*  Annualized for periods less than one year.

+  Unaudited



See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                             INTERNATIONAL
                                                                                                              EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $43,551,338)................................................ $48,865,613
   Investments in affiliated securities, at market (cost $24,361).........................................      18,514
   Short-term affiliated investments (at amortized cost)..................................................   1,277,963
   Foreign cash (cost  $174,528)..........................................................................     175,366
   Income receivables.....................................................................................     127,370
   Variation margin receivable............................................................................       3,640
   Other assets...........................................................................................      65,659
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................  50,534,125
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased......................................................................     467,378
   Payable for fund shares redeemed.......................................................................      36,116
   Payable to GEAM........................................................................................      46,886
   Accrued other expenses.................................................................................      95,917
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................     646,297
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $49,887,828
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................  28,471,464
   Undistributed (distribution in excess of)
      net investment income ..............................................................................     979,842
   Accumulated net realized gain (loss)...................................................................  15,091,002
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................   5,308,428
      Futures.............................................................................................      30,379
      Foreign currency related transactions...............................................................       6,713
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $49,887,828
====================================================================================================================================
CLASS 1:
NET ASSETS................................................................................................  49,878,595
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................   3,760,728
Net asset value per share.................................................................................      $13.26
CLASS 4:
NET ASSETS................................................................................................       9,233
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................         696
Net asset value per share.................................................................................      $13.26



See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                              INTERNATIONAL
                                                                                               EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ..............................................................................  $1,456,323
      Interest ..............................................................................      20,801
      Interest from affliated investments ...................................................      12,131
      Less: Foreign taxes withheld ..........................................................    (123,295)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ............................................................................   1,365,960
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ......................................................     304,722
      Distributors Fees (Note 4) .
         Class 4 ............................................................................           7
      Transfer agent ........................................................................          48
      Director's fees .......................................................................       1,015
      Custody and accounting expenses .......................................................      36,202
      Professional fees .....................................................................       9,666
      Registration expenses .................................................................       2,039
      Other expenses                                                                                5,966
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..........................................     359,665
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) ..        (594)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ..........................................................................     359,071
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ............................................................   1,006,889
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ........................................................................  12,153,211
         Futures ............................................................................    (310,329)
         Foreign currency transactions ......................................................      84,818
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................................................ (19,876,600)
         Futures ............................................................................      32,809
         Foreign currency transactions                                                             (2,646)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ................................  (7,918,737)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................... $(6,911,848)
====================================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                      INTERNATIONAL
                                                                                                       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss).....................................................    $  1,006,889        $  1,114,623
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................      11,927,700          14,671,900
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................     (19,846,437)          2,248,768
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................      (6,911,848)         18,035,291
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................              --          (1,127,887)
       Class 4.........................................................................              --                  --
     Net realized gains
       Class 1.........................................................................              --         (11,637,475)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --         (12,765,362)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................      (6,911,848)          5,269,929
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1.........................................................................      11,970,478          21,702,440
       Class 4.........................................................................          10,000                  --
     Value of distributions reinvested
       Class 1.........................................................................              --          12,765,354
       Class 4.........................................................................              --                  --
     Cost of shares redeemed
       Class 1.........................................................................     (39,453,163)        (36,113,216)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................     (27,472,685)         (1,645,422)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................     (34,384,533)          3,624,507

NET ASSETS
   Beginning of period.................................................................      84,272,361          80,647,854
------------------------------------------------------------------------------------------------------------------------------------
   End of period.......................................................................    $ 49,887,828        $ 84,272,361
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD........     $    979,842        $    (27,047)
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

CLASS 1
Shares sold............................................................................         868,981           1,420,389
Issued for distributions reinvested....................................................              --             877,947
Shares redeemed........................................................................      (2,854,514)         (2,280,758)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................      (1,985,533)             17,578
====================================================================================================================================

CLASS 4
Shares sold............................................................................             696                  --
Issued for distributions reinvested....................................................              --                  --
Shares redeemed........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................             696                  --
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund (the "Fund"), Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                   Total
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities          $8,586,638             $  41,575,452               $ --                  $50,162,090
Other Financial Instruments        $   30,379             $          --               $ --                  $    30,379

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment obectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed,

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax                   Net Tax
               Investments for             Unrealized                 Unrealized                Appreciation
                Tax Purposes              Appreciation               Depreciation              on Investments
-----------------------------------------------------------------------------------------------------------------------------
                 $44,934,906               $8,747,235                $(3,544,412)                $5,202,823

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                 Capital            Currency
-----------------------------------------------------------------
                   $--               $30,307

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

            Ordinary         Long-Term
             Income         Capital Gains         Total
-----------------------------------------------------------------
2007      $1,502,823         $11,262,539       $12,765,362
2006         892,355              10,696           903,051

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

             Undistributed
             (Distribution
             in Excess of)
            Net Investment           Accumulated
                Income            Net Realized Gain
-------------------------------------------------------------------------
               $(1,821)                $1,821

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                    Annualized based on
                  average daily net assets
--------------------------------------------------------------
           Average Daily           Advisory and
            Net Assets            Administration
              of Fund                  Fees
--------------------------------------------------------------
           First $100 million          1.00%
            Next $100 million          0.95%
            Over $200 million          0.90%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $630 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

                Purchases             Sales
--------------------------------------------------------------
               $11,009,932         $36,570,783

SECURITY LENDING At June 30, 2008, the Fund did not participate in securities lending.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE logo omitted]

GE Investments Funds, Inc.

Total Return Fund



Semi-Annual Report

JUNE 30, 2008


[GE logo omitted]

GE Investments Funds, Inc.
Total Return Fund
--------------------------------------------------------------------------------


                                                                        Contents

NOTES TO PERFORMANCE....................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS..............................    2

NOTES TO SCHEDULE OF INVESTMENTS........................................   19

FINANCIAL STATEMENTS

     Financial Highlights...............................................   20

     Statement of Assets and Liabilities................................   22

     Statement of Operations............................................   23

     Statements of Changes in Net Assets................................   24

     Notes to Financial Statements......................................   26

ADDITIONAL INFORMATION..................................................   33

INVESTMENT TEAM.........................................................   36



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) and Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The LB Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

Total Return Fund
--------------------------------------------------------------------------------


THE TOTAL RETURN FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, RALPH R. LAYMAN, THOMAS R. LINCOLN, JUDITH A. STUDER AND DIANE
M. WEHNER. MS. STUDER IS VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND. EACH OF THE FOREGOING PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF FOUR SUB-PORTFOLIOS: U.S. EQUITY, U.S. MID-CAP EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. LINCOLN MANAGES THE U.S. EQUITY PORTION, MS. WEHNER MANAGES THE U.S. MID-CAP EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THE FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THE FUND'S OBJECTIVES.

JUDITH A. STUDER IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - U.S. EQUITIES AT GE ASSET MANAGEMENT. SHE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE TOTAL RETURN FUND SINCE JULY 2004. MS. STUDER JOINED GE ASSET MANAGEMENT IN AUGUST 1984. SHE BECAME SENIOR VICE PRESIDENT - U.S. EQUITIES IN 1991, SENIOR VICE PRESIDENT - INTERNATIONAL EQUITIES IN 1995, PRESIDENT - INVESTMENT STRATEGIES IN JULY 2006 AND PRESIDENT - U.S. EQUITIES IN JUNE 2007.

PAUL M. COLONNA IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS BEEN RESPONSIBLE FOR THE FIXED INCOME PORTION OF THE TOTAL RETURN FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP. MR. COLONNA BECAME PRESIDENT - FIXED INCOME IN MARCH 2007.

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS BEEN RESPONSIBLE FOR THE INTERNATIONAL EQUITY PORTION OF THE TOTAL RETURN FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992 AND PRESIDENT - INTERNATIONAL EQUITIES IN MARCH 2007.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE TOTAL RETURN FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES IN 1997 AND PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.



PICTURED FROM LEFT TO RIGHT: RALPH R. LAYMAN, JUDITH A. STUDER,
DIANE M. WEHNER, PAUL M. COLONNA AND THOMAS R. LINCOLN.

[photo omitted]

                                                                             Q&A
--------------------------------------------------------------------------------


DIANE M. WEHNER IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS BEEN A PORTFOLIO MANAGER OF THE TOTAL RETURN FUND SINCE JANUARY 2006. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/ PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.


Q. HOW DID THE TOTAL RETURN FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Total Return Fund returned -6.93% for the Class 1 shares, -7.00% for Class 2 shares, -6.99% for Class 3 shares and -7.04% for Class 4 shares. The Fund's broad based benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned -11.91% and 1.13% respectively. The Fund's Lipper peer group of 198 Mixed-Asset Target Allocation Growth funds returned an average of -7.66% for the same period.


Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE AND WHAT MARKET CONDITIONS IMPACTED THE PERFORMANCE OF THE FUND?

A.  The performance of the Total Return Fund for the six-month period ended
    June 30, 2008 was primarily driven by the Fund's overweight in international equities and its underweight position in fixed income. The Fund benefited from the Tactical Asset Allocation Committee's decision to reduce domestic equity exposure and to continue to increase the Fund's cash position during the equity market weakness.

    The six-month period proved challenging for U.S. equity investors, as the housing recession, skyrocketing commodity prices and tight credit conditions threatened the outlook for economic growth and corporate profits. Policymaker response was significant during the period as the Federal Reserve lowered interest rates and opened up its discount window to investment banks. Despite these actions, credit remained scarce, impeding economic growth and contributing to stock market volatility. Consumers began to receive the government's fiscal stimulus checks, but investors feared that the windfall might be consumed at the gas pump in an environment of $140 per barrel of oil. The U.S. equity markets ended this period on the brink of a bear market, with the Dow Jones Industrial Average and the S&P 500 Index down 18% and 17%, respectively, from their October 2007 highs. U.S. equity performance suffered due to oil price shocks, housing prices in free-fall, a weak dollar, and negative consumer sentiment. The credit crisis also persisted, contributing to fears that deepening mortgage losses will force more banks to cut dividends or sell shares at a discount to shore up their balance sheets. Year-to-date U.S. equity performance is negative across the board, although small and mid-caps have outperformed large-caps, and growth has outperformed value due to the larger weighting of financial stocks within the value indices.

    The Fund's U.S. equity performance generally tracked its benchmark in the large-cap space and exceeded its benchmark in the mid-cap segment. The large-cap equity portfolio benefited from strong stock selection in the information technology sector, positive positioning within financials, and strong telecom and media stock selection. The key factors detracting from relative performance during the period were lagging stock selections within industrials, poor performing healthcare services companies, and underweighting energy. The mid-cap equity portfolio outperformed its relevant benchmark as well as the large-cap equity portfolio. Mid-cap equity benefited from an overweight in consumer staples, healthcare, and energy. The underweight in financials and in the consumer discretionary sector also had a positive impact on performance.

    The international equity markets were down during the first half of this year as the MSCI EAFE Index returned -10.96%. Concerns about global economic growth slowing led to the questions about the sustainability of earnings for companies around the

Total Return Fund
--------------------------------------------------------------------------------
                                                                             Q&A


    world. Contributing factors included rising input costs caused by higher raw materials prices and lower consumption expectations caused by slowing growth and diminishing disposable income. Additionally, the difficulties for individuals and businesses to access credit from an overstressed banking system are exacerbating a slowdown in the U.S. economy with ripple effects overseas. The credit crisis, along with a disturbing rise in inflation worldwide, is having a dampening effect on economic activity, which is severe enough to change behaviors in some countries. The international equity portfolio exceeded its benchmark. Holdings in materials and energy made strong contributions while the absence of specific banking stocks and a general underweight in the challenged consumer discretionary sector also proved positive. Specifically, agricultural chemicals and basic resources continued to offer good returns while oil and oil service companies benefited from strong demand. Some negative contribution came from holdings in information technology and telecom services where competition in an increasingly difficult economic environment has proved costly.

    In the fixed income market, the credit crisis born in 2007 deepened this year, threatening the existence of an 85-year old investment bank/broker-dealer. The Federal Reserve moved aggressively to provide liquidity through typical means such as reducing the fed funds rate target by 225 basis points to 2.00%, and introducing certain new measures including allowing investment banks access to discount window borrowing. Consumer spending was crimped by higher gas prices, lower home prices, and job losses. The rise in energy prices along with other commodities pushed inflation fears higher, especially at the Federal Reserve. Interest rates at the longer end of the maturity spectrum were little changed from the end of last year. Shorter maturity note yields dropped significantly more, especially during the first quarter, as the Federal Reserve was reducing rates. The decline in interest rates translated to positive returns for Treasury securities for the first six months. Credit sensitive sectors, however, posted negative returns in the same period as credit concerns deepened. In general, higher quality paper performed better than lower quality. Declining valuations in sub-prime and alt-a asset-backed securities held in the fixed income portfolio dragged performance below that of the benchmark. Although the market value of these securities is small as a percentage of the total portfolio, the continued price dislocation in this market had a large impact. Portfolio performance was enhanced by yield curve positioning throughout the period and the underweight to high-grade corporate bonds where there was general credit spread widening.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. During the first six months of this year we continued to lower the Fund's exposure to equity and increase its exposure to cash. This defensive positioning helped to reduce volatility and preserve capital. Within U.S. equities we reduced exposure to large-cap growth and increased our allocation to core value to increase diversification. In the mid-cap equity portfolio we increased exposure to the consumer discretionary, financials, and materials sectors where we found attractively valued growth companies, and we took profits and reduced our exposure to the healthcare and energy sectors. Within international equities, modest additions to existing holdings in the financial sector were executed, reducing the extent of the underweight. Modest additions were also made to the energy holdings. Holdings in industrials were slightly reduced and our already underweight posture in consumer discretionary was enhanced by the sale of hotel, media, and retail holdings.

Total Return Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, distribution and service fees (for shareholders of Classes 2, 3 and 4), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                           BEGINNING OF THE PERIOD  ($)           END OF THE PERIOD  ($)             DURING PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             930.68                             2.44
     Class 2                         1,000.00                             929.96                             2.68
     Class 3                         1,000.00                             930.07                             2.92
     Class 4                         1,000.00                             929.61                             3.64
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,022.08                             2.57
     Class 2                         1,000.00                           1,021.84                             2.82
     Class 3                         1,000.00                           1,021.59                             3.07
     Class 4                         1,000.00                           1,020.86                             3.83
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.51% FOR CLASS 1, 0.56% FOR CLASS 2, 0.61% FOR CLASS 3, AND 0.76% FOR CLASS 4 (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/366 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (6.93)% FOR CLASS 1 SHARES, (7.00)% FOR CLASS 2 SHARES, (6.99)% FOR CLASS 3 SHARES, AND (7.04)% FOR CLASS 4 SHARES.

Total Return Fund                                                    (unaudited)
--------------------------------------------------------------------------------


   INVESTMENT PROFILE
   A fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing primarily in a combination of equity securities and investment grade debt securities.


TOP TEN LARGEST
HOLDINGS (EXCLUDING SHORT-TERM HOLDINGS)
AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Federal National Mortgage
 Assoc. 5.50% TBA                                   4.05%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 3.63%
 10/31/09 - 12/31/12                                2.72%
--------------------------------------------------------------------------------
 Federal National Mortgage
 Assoc. 6.00% TBA                                   1.19%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 2.63%
 05/31/10                                           1.09%
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                1.01%
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                     0.94%
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                  0.91%
--------------------------------------------------------------------------------
 NII Holdings Inc. (Class B)                        0.88%
 -------------------------------------------------------------------------------
 Amgen, Inc.                                        0.86%
--------------------------------------------------------------------------------
 Transocean, Inc.                                   0.82%
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Mixed-Asset Target Allocation
Growth Funds

Based on average annual
total returns for the periods ended 6/30/08

                   SIX     ONE     FIVE   TEN
                  MONTHS   YEAR    YEAR   YEAR
                  ------   ----    ----   ----
Number of
Funds in
peer group:        198      191     89     49
------------------------------------------------
Peer group
average
annual total
return:          -7.66%   -7.19%  7.14%  4.26%
------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

                                 CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

            GEI TOTAL RETURN        S&P 500 INDEX     LB AGGREGATE BOND INDEX

06/98           10,000.00             10,000.00              10,000.00
12/98           10,551.83             10,930.80              10,457.85
12/99           11,949.95             13,233.69              10,371.95
12/00           12,540.72             12,018.37              11,577.80
12/01           12,178.34             10,586.75              12,555.37
12/02           11,044.28              8,246.88              13,842.93
12/03           13,287.78             10,616.05              14,411.11
12/04           14,375.82             11,771.22              15,036.38
12/05           14,903.35             12,350.19              15,401.54
12/06           16,952.15             14,300.58              16,069.01
12/07           18,931.67             15,086.47              17,188.47
06/08           17,619.37             13,289.09              17,382.00


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008

                                                           ENDING
                                                         VALUE OF A
                      SIX       ONE      FIVE     TEN      $10,000
                     MONTHS     YEAR     YEAR     YEAR    INVESTMENT
                     ------     ----     ----     ----   -----------
Total Return Fund    -6.93%    -3.18%   7.81%    5.83%     $17,619
S&P 500 Index       -11.91%   -13.12%   7.59%    2.88%     $13,289
LB Aggregate
  Bond Index          1.13%     7.12%   3.85%    5.68%     $17,382
Inception date       7/1/85


--------------------------------------------------------------------------------

                                 CLASS 2 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

         GEI TOTAL RETURN    S&P 500 INDEX   LB AGGREGATE BOND INDEX

05/06        10,000.00          10,000.00             10,000.00
06/06         9,700.53           9,725.39             10,010.49
09/06        10,099.82          10,276.45             10,391.65
12/06        10,704.55          10,964.86             10,520.34
03/07        10,874.08          11,035.19             10,678.50
06/07        11,491.65          11,728.19             10,623.19
09/07        11,988.13          11,966.13             10,925.35
12/07        11,949.89          11,567.44             11,253.25
03/08        11,196.58          10,474.94             11,497.24
06/08        11,112.88          10,189.31             11,379.95


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008

                                                             ENDING
                                                           VALUE OF A
                             SIX      ONE       SINCE        $10,000
                            MONTHS    YEAR     INCEPTION    INVESTMENT
                            ------    ----     ---------   -----------
Total Return Fund           -7.00%   -3.30%      4.98%       $11,113
S&P 500 Index              -11.91%  -13.12%      0.87%       $10,189
LB Aggregate
  Bond Index                 1.13%    7.12%      6.15%       $11,380
Inception date             5/1/06


--------------------------------------------------------------------------------

                                 CLASS 3 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

          GEI TOTAL RETURN        S&P 500 INDEX    LB AGGREGATE BOND INDEX

05/06          10,000.00             10,000.00             10,000.00
06/06           9,700.53              9,725.39             10,010.49
09/06          10,105.70             10,276.45             10,391.65
12/06          10,717.44             10,964.86             10,520.34
03/07          10,874.96             11,035.19             10,678.50
06/07          11,498.98             11,728.19             10,623.19
09/07          11,995.78             11,966.13             10,925.35
12/07          11,956.45             11,567.44             11,253.25
03/08          11,197.51             10,474.94             11,497.24
06/08          11,120.33             10,189.31             11,379.95


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008

                                                             ENDING
                                                           VALUE OF A
                             SIX      ONE       SINCE        $10,000
                            MONTHS    YEAR     INCEPTION    INVESTMENT
                            ------    ----     ---------   -----------
Total Return Fund           -6.99%   -3.29%      5.02%       $11,120
S&P 500 Index              -11.91%  -13.12%      0.87%       $10,189
LB Aggregate
  Bond Index                 1.13%    7.12%      6.15%       $11,380
Inception date             5/1/06


--------------------------------------------------------------------------------

                                 CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

               GEI TOTAL RETURN       S&P 500 INDEX      LB AGGREGATE BOND INDEX

05/06              10,000.00            10,000.00                10,000.00
06/06               9,688.78             9,725.39                10,010.49
09/06              10,088.08            10,276.45                10,391.65
12/06              10,688.52            10,964.86                10,520.34
03/07              10,845.80            11,035.19                10,678.50
06/07              11,468.84            11,728.19                10,623.19
09/07              11,970.90            11,966.13                10,925.35
12/07              11,936.60            11,567.44                11,253.25
03/08              11,179.74            10,474.94                11,497.24
06/08              11,096.35            10,189.31                11,379.95


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008

                                                             ENDING
                                                           VALUE OF A
                             SIX      ONE       SINCE        $10,000
                            MONTHS    YEAR     INCEPTION    INVESTMENT
                            ------    ----     ---------   -----------
Total Return Fund           -7.04%   -3.25%      4.91%       $11,096
S&P 500 Index              -11.91%  -13.12%      0.87%       $10,189
LB Aggregate
  Bond Index                 1.13%    7.12%      6.15%       $11,380
Inception date             5/1/06



SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                TOTAL RETURN FUND
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $3,019,389
(in thousands) as of June 30, 2008

[Pie chart omitted -- plot points are as follows:]

Domestic Equity 35.6%
Foreign Equity 25.2%
Bonds & Notes 22.7%
Other Investements 0.3%
Short-Term & Others 16.2%

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

DOMESTIC EQUITY -- 38.1% +
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 4.6%

Bed Bath & Beyond, Inc.........     576,417  $ 16,197,317(a,h)
Cablevision Systems Corp.......      55,600     1,256,560(a)
Carnival Corp..................     312,241    10,291,463
Coach, Inc.....................      69,954     2,020,271(a)
Comcast Corp. (Class A)........   1,210,416    22,707,406
Darden Restaurants, Inc........      27,800       887,932
Kohl's Corp....................     124,080     4,968,163(a)
Liberty Global, Inc.
  (Series C)                        262,269     7,962,486(a)
Liberty Media Entertainment
   Corp. (Series A)............     410,698     9,951,212(a)
Life Time Fitness, Inc.........      70,474     2,082,507(a)
Lowe's Companies, Inc..........     476,293     9,883,080
Mercadolibre, Inc..............      80,529     2,777,445(a)
News Corp. (Class A)...........     111,201     1,672,463
Omnicom Group, Inc.............     285,931    12,832,583
O'Reilly Automotive, Inc.......     112,104     2,505,524(a)
Penn National Gaming, Inc......      45,293     1,456,170(a)
Regal Entertainment Group,
   (Class A)....................    184,215     2,814,805
Target Corp....................     136,744     6,357,228
The Cheesecake Factory.........      95,344     1,516,923(a)
The Walt Disney Co.............      57,268     1,786,762
Time Warner, Inc...............     325,262     4,813,878
Viacom Inc. (Class B)..........      73,948     2,258,372(a)
                                              129,000,550

CONSUMER STAPLES -- 2.7%

Alberto-Culver Co..............     330,185     8,673,960
Altria Group, Inc..............      77,840     1,600,390
Clorox Co......................      57,268     2,989,390

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

General Mills, Inc.............     108,595  $  6,599,318
Kimberly-Clark Corp............     136,322     8,149,329
McCormick & Company, Inc.......     213,292     7,605,993
Pepsi Bottling Group, Inc......      46,148     1,288,452
PepsiCo, Inc...................     365,105    23,217,027
Procter & Gamble Co............      76,729     4,665,890
Sara Lee Corp..................      75,061       919,497
The Estee Lauder Companies Inc.
   (Class A)...................     113,781     5,285,127
Wal-Mart Stores, Inc...........      40,588     2,281,046
                                               73,275,419

ENERGY -- 4.3%

Apache Corp....................      35,349     4,913,511
Dresser-Rand Group, Inc........      80,448     3,145,517(a)
Exxon Mobil Corp...............     192,719    16,984,326(h)
Halliburton Co.................      81,177     4,308,063
Hess Corp......................      62,760     7,919,685
HIS, Inc. (Class A)............       5,955       414,468(a)
Marathon Oil Corp..............     179,118     9,290,850
Nabors Industries Ltd..........      33,360     1,642,313(a)
National Oilwell Varco, Inc....      22,240     1,973,133(a)
Noble Corp.....................      41,589     2,701,621
Peabody Energy Corp............      41,775     3,678,289
Schlumberger Ltd...............     255,980    27,499,931
Southwestern Energy Co.........      61,301     2,918,541(a)
Sunoco, Inc....................      31,759     1,292,274
Transocean, Inc................     162,168    24,712,782
Valero Energy Corp.............      44,480     1,831,686
Weatherford International Ltd..      91,811     4,552,907(a)
                                              119,779,897

FINANCIALS -- 4.3%

ACE Ltd........................      37,808     2,082,843
Affiliated Managers Group, Inc.      29,146     2,624,889(a)
Allstate Corp..................      25,020     1,140,662
American Express Co............      91,740     3,455,846
Ameriprise Financial, Inc......      53,376     2,170,802
AON Corp.......................      60,604     2,784,148
Bank of New York Mellon Corp...      86,181     3,260,227
BlackRock, Inc.................       5,560       984,120
CB Richard Ellis Group, Inc.
   (Class A)...................     570,229    10,948,397(a)
Chubb Corp.....................      57,268     2,806,705
Citigroup, Inc.................     439,959     7,373,713
CME Group Inc..................      16,384     6,278,185
CVB Financial Corp.............     127,379     1,202,458
Douglas Emmett, Inc. (REIT)....      62,011     1,362,382
DuPont Fabros Technology, Inc.
   (REIT)......................     102,412     1,908,960
Federal National Mortgage
   Assoc.                           219,780     4,287,908
Fortress Investment Group LLC
   (Class A)...................     146,869     1,809,426
Goldman Sachs Group, Inc.......      70,090    12,258,741
Greenhill & Company, Inc.......      33,012     1,778,026
HCC Insurance Holdings, Inc....     290,918     6,150,007
JP Morgan Chase & Co...........     105,641     3,624,543




See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Legg Mason, Inc................      32,385  $  1,411,014
Marsh & McLennan
   Companies, Inc..............      38,920     1,033,326
Metlife, Inc...................     134,231     7,083,369
Nymex Holdings, Inc............      21,834     1,844,536
Prologis (REIT)................      24,811     1,348,478
Prudential Financial, Inc......      11,120       664,309
State Street Corp..............     313,400    20,054,466(e)
SunTrust Banks, Inc............      95,470     3,457,924
US Bancorp.....................      69,500     1,938,355
Zions Bancorporation...........      30,695       966,585
                                              120,095,350

HEALTHCARE -- 6.4%

Abbott Laboratories............     293,400    15,541,398(h)
Aetna, Inc.....................     205,851     8,343,141
Alcon, Inc.....................      16,276     2,649,570
Amgen, Inc.....................     549,761    25,926,729(a)
Amylin Pharmaceuticals, Inc....      92,219     2,341,440(a)
Arthrocare Corp................      57,542     2,348,289(a)
Barr Pharmaceuticals, Inc......      55,017     2,480,166(a)
Baxter International, Inc......      33,360     2,133,038
Boston Scientific Corp.........     222,401     2,733,308(a)
Bristol-Myers Squibb Co........     123,989     2,545,494
Covidien Ltd...................      20,331       973,652
DENTSPLY International, Inc....      79,445     2,923,576
Genentech Inc..................     210,246    15,957,671(a)
Gen-Probe Incorporated.........      52,918     2,512,547(a)
Gilead Sciences, Inc...........     202,509    10,722,851(a)
Hologic, Inc...................     506,322    11,037,819(a)
Johnson & Johnson..............      22,240     1,430,922
Masimo Corp....................     161,213     5,537,668(a)
McKesson Corp..................      50,040     2,797,736
Medtronic, Inc.................     289,373    14,975,053
Merck & Company, Inc...........      52,820     1,990,786
Psychiatric Solutions, Inc.....     119,521     4,522,675(a)
Resmed, Inc....................     197,632     7,063,368(a)
Thermo Fisher Scientific, Inc..     108,311     6,036,172(a)
UnitedHealth Group, Inc........     502,606    13,193,408
Vertex Pharmaceuticals Inc.....      69,472     2,325,228(a)
Wyeth..........................      98,413     4,719,887
                                              175,763,592

INDUSTRIALS -- 2.1%

Alliant Techsystems, Inc.......         966        98,223(a)
Cooper Industries Ltd..........      77,695     3,068,952
Corrections Corporation
   of America..................     111,913     3,074,250(a)
Deere & Co.....................      20,572     1,483,858
Dover Corp.....................      28,476     1,377,384
Eaton Corp.....................      23,352     1,984,219
General Dynamics Corp..........      27,800     2,340,760
Harsco Corp....................      87,317     4,750,918
Hexcel Corp....................     356,340     6,877,362(a)
ITT Corp.......................      75,677     4,792,624
Joy Global, Inc................      48,396     3,669,869

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Monster Worldwide, Inc.........     159,108  $  3,279,216(a)
Rockwell Collins, Inc..........      13,900       666,644
Textron, Inc...................     411,944    19,744,476
                                               57,208,755

INFORMATION TECHNOLOGY -- 9.8%

Activision, Inc................     128,502     4,378,063(a)
Affiliated Computer Services, Inc.
   (Class A)...................      79,808     4,268,930(a)
Analog Devices, Inc............      58,380     1,854,733
Apple Computer, Inc............         450        75,348(a)
Automatic Data Processing, Inc.     196,908     8,250,445
Blackboard, Inc................      50,888     1,945,448(a)
Cisco Systems, Inc.............   1,309,738    30,464,506(a,h)
Citrix Systems, Inc............      94,283     2,772,863(a)
Cogent, Inc....................     137,768     1,566,422(a)
Cognizant Technology Solutions
   Corp. (Class A).............      39,586     1,286,941(a)
Corning Incorporated...........     280,638     6,468,706
Dell, Inc......................      62,828     1,374,677(a)
DST Systems, Inc...............      35,375     1,947,394(a)
Fidelity National Information
   Services, Inc...............     103,508     3,820,480
Google, Inc. (Class A).........      25,149    13,238,937(a)
Harris Corp....................      23,432     1,183,082
Hewlett-Packard Co.............      85,069     3,760,900
Hittite Microwave Corp.........      83,366     2,969,497(a)
Intel Corp.....................     930,101    19,978,569(h)
International Business
   Machines Corp...............      31,692     3,756,453
Intuit Inc.....................     494,495    13,633,227(a)
Iron Mountain Incorporated.....     220,048     5,842,274(a)
Juniper Networks, Inc..........     125,017     2,772,877(a)
Lam Research Corp..............      39,476     1,427,057(a)
Macrovision Solutions Corp.....     230,093     3,442,191(a)
Marvell Technology Group Ltd...     141,349     2,496,223(a)
Maxim Integrated Products, Inc.      85,560     1,809,594
Mettler Toledo International
  Inc.                               23,335     2,213,558(a)
Microchip Technology Inc.......      11,120       339,605
Microsoft Corp.................     808,164    22,232,591(h)
Molex, Inc. (Class A)..........     343,183     7,862,322
National Semiconductor Corp....      63,384     1,301,907
Neustar, Inc. (Class A)........     166,449     3,588,640(a)
Oracle Corp....................   1,037,835    21,794,535(a,h)
Paychex, Inc...................     401,760    12,567,053
QUALCOMM, Inc..................     642,696    28,516,421
Texas Instruments Incorporated.     102,305     2,880,909
Western Union Co...............     785,040    19,406,188
                                              269,489,566

MATERIALS -- 1.7%

Alcoa, Inc.....................      49,206     1,752,718
Allegheny Technologies
   Incorporated................     207,203    12,282,994
Dow Chemical Co................      26,132       912,268
Freeport-McMoRan Copper &
   Gold, Inc...................      17,792     2,085,044



See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Intrepid Potash, Inc...........      53,420  $  3,513,968(a)
Martin Marietta Materials, Inc.      20,642     2,138,305
Monsanto Co....................     140,178    17,724,106
Praxair, Inc...................      43,452     4,094,916
Vulcan Materials Co............      22,240     1,329,507
                                               45,833,826

TELECOMMUNICATION SERVICES -- 1.3%

American Tower Corp. (Class A).      56,785     2,399,166(a)
AT&T, Inc......................      35,028     1,180,093
NII Holdings Inc. (Class B)....     557,986    26,498,755(a)
Syniverse Holdings, Inc........     109,879     1,780,040(a)
Verizon Communications, Inc....      94,187     3,334,220
                                               35,192,274

UTILITIES -- 0.9%

American Electric Power
   Company, Inc.................     57,268     2,303,892
American Water Works
   Company, Inc................     105,449     2,338,859(a)
Dominion Resources, Inc........     109,533     5,201,722
DTE Energy Co..................      39,233     1,665,048
Edison International...........      60,048     3,085,266
Entergy Corp...................      15,568     1,875,633
ITC Holdings Corp..............      90,320     4,616,255
PPL Corp.......................      41,277     2,157,549
SCANA Corp.....................      47,862     1,770,894
                                               25,015,118

TOTAL DOMESTIC EQUITY
 (COST $1,104,819,689)........             1,050,654,347


--------------------------------------------------------------------------------
FOREIGN EQUITY -- 27.6%
--------------------------------------------------------------------------------

COMMON STOCK -- 26.9%


CONSUMER DISCRETIONARY -- 1.2%

AGTech Holdings Ltd............   2,421,779       249,898(a)
Alsea SAB de C.V...............     376,203       474,281(a)
China Travel International Inv.   1,260,063       341,540
Daimler AG (Regd.).............      41,345     2,566,245
Focus Media Holding Ltd. ADR...      75,402     2,090,143(a)
Gafisa S.A.....................      38,575       670,848
Koninklijke Philips Electronics
   N.V.                             315,592    10,695,089
LVMH Moet Hennessy
   Louis Vuitton S.A...........      27,618     2,883,028
Prajay Engineers Syndicate Ltd.      75,862       178,422
Renault S.A....................      20,268     1,650,692
Swatch Group AG................      18,195     4,537,418
Toyota Motor Corp..............     150,588     7,120,423
Urbi Desarrollos Urbanos
   S.A. de C.V.................     190,237       658,202(a)
                                               34,116,229

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.5%

China Mengniu Dairy
   Company Ltd.................     308,000  $    871,888
Diageo PLC.....................     630,855    11,548,213
Diageo PLC ADR.................      25,576     1,889,299
Groupe Danone..................     166,920    11,688,220
IOI Corp.......................     427,550       976,708
ITC Ltd........................     200,977       868,186
Metro AG.......................      56,637     3,615,653
Nestle S.A. (Regd.)............     421,380    19,095,720
Nestle S.A. ADR................      19,780     2,232,173
Shinsegae Company Ltd..........         640       344,200
Shiseido Company Ltd...........     408,000     9,366,000
Tesco PLC......................     925,498     6,763,638
Uni-President Enterprises Corp.     633,000       759,394
                                               70,019,292

ENERGY -- 3.4%

Acergy S.A.....................     307,910     6,860,554
BG Group PLC...................     392,983    10,203,975
CAT Oil AG.....................      30,890       437,738(a)
China Shenhua Energy
   Company Ltd.................     140,500       552,949
Gazprom OAO ADR................     251,298    14,575,284
LUKOIL ADR.....................      16,248     1,602,053
Paladin Energy Ltd.............   1,083,705     6,623,509(a)
PetroChina Company Ltd.........      66,000        85,318
Petroleo Brasileiro S.A. ADR...     206,723    11,979,598
Saipem S.p.A...................     300,961    14,076,005
Suncor Energy, Inc.............      11,120       646,294
Suncor Energy, Inc.............      32,178     1,877,618
Suncor Energy, Inc.............     157,177     9,135,127
Tesco Corp.....................      88,576     2,830,003(a)
Total S.A......................     124,732    10,624,389
                                               92,110,414

FINANCIALS -- 5.5%

Akbank TAS.....................     102,833       357,234
Allianz AG (Regd.).............       5,951     1,047,530
AXA S.A........................     155,589     4,587,759
Banca Intesa S.p.A.............   1,089,097     6,195,661
Banco do Brasil S.A............      46,992       772,613
Banco Santander S.A. (Regd.)...     587,082    10,718,240
Bank of Yokohama Ltd...........     498,012     3,449,735
BNP Paribas....................     139,649    12,579,534
CapitaLand Ltd.................     786,000     3,307,457
Chinatrust Financial Holding
   Company Ltd.................   1,775,000     1,712,202(a)
Credit Agricole S.A............     308,258     6,271,401
Dubai Islamic Bank.............     338,777       743,035
Egyptian Financial Group-
   Hermes Holding..............      74,047       669,792
Emaar Properties...............     290,601       861,092
Hung Poo Real Estate
   Development Corp.............    502,860       687,285



See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Industrial & Commercial
   Bank of China...............     587,382  $    401,598
Kookmin Bank...................      84,251     4,951,635
Kotak Mahindra Bank Ltd........      35,169       373,919(a)
Lloyds TSB Group, PLC..........   1,522,175     9,331,018
Metropolitan Bank & Trust......     523,700       383,527
Mitsubishi Estate Company Ltd..     473,982    10,870,060
Mitsubishi UFJ Financial Group,
   Inc.                           1,441,503    12,760,831
Nomura Holdings, Inc...........     922,095    13,677,902
Plaza Centers N.V..............     106,632       339,542
Prudential PLC.................     629,759     6,636,910
Royal Bank of Scotland Group
    PLC                           2,524,526    10,738,140
Samsung Fire & Marine Insurance
   Company Ltd.................       5,780     1,207,202
Shenzhen Investment Ltd........     883,957       319,038
Siam Commercial Bank PCL.......     389,700       903,297
Sony Financial Holdings, Inc...       2,360     9,517,295
Standard Bank Group Ltd........      41,899       406,764
State Bank of India Ltd........       7,444       192,038
State Bank of India Ltd. GDR...       5,284       284,279
Sumitomo Realty & Development
   Company Ltd.................      78,000     1,554,295
Sun Hung Kai Properties Ltd....     168,476     2,290,213
Tisco Bank PCL.................     510,830       311,409
Tisco Bank PCL NVDR............       6,193         3,708
Unibail-Rodamco (REIT).........      16,177     3,727,790
UniCredit S.p.A................   1,404,773     8,550,973
Woori Investment & Securities
   Company Ltd.................      34,590       627,329
                                              154,321,282

HEALTHCARE -- 1.0%

Cie Generale d'Optique Essilor
   International S.A...........      74,053     4,520,324
Roche Holding AG...............     110,635    19,946,705
Teva Pharmaceutical Industries
   Ltd. ADR....................      34,325     1,572,085
WuXi PharmaTech Cayman,
   Inc. ADR....................      21,906       444,692(a)
Yuhan Corp.....................       3,189       667,446
                                               27,151,252

INDUSTRIALS -- 4.0%

ABB Ltd. (Regd.)...............     366,501    10,404,164(a)
ABB Ltd. ADR...................      73,600     2,084,352(a)
ACS Actividades de Construccion
   y Servicios S.A.............      35,325     1,768,855
Alstom.........................      32,039     7,351,846
Asahi Glass Company Ltd........     353,005     4,281,068
Brambles Ltd...................     646,184     5,414,141
CAE, Inc.......................     878,622     9,976,566
China Communications
   Construction Company Ltd....     545,080       934,441
China COSCO Holdings
   Company Ltd.................   1,382,500     3,383,454

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

China High Speed Transmission
   Equipment Group Company Ltd.     375,000  $    769,620
Doosan Heavy Industries and
   Construction Company Ltd....      14,180     1,340,101
East Japan Railway Co..........       1,028     8,387,591
Elbit Systems Ltd..............      12,002       711,821
Empresas ICA Sociedad
   Controladora S.A. de C.V....     175,756     1,101,572(a)
Enka Insaat ve Sanayi AS.......      96,786     1,117,279
Group 4 Securicor PLC..........     656,234     2,612,795
Group 4 Securicor PLC..........     662,854     2,660,174
Hyundai Development Co.........      12,364       626,008
Hyunjin Materials Company Ltd..      22,560     1,011,500
Italian-Thai Development PCL...   3,151,765       544,406
IVRCL Infrastructures &
   Projects Ltd................      53,140       365,533
Komatsu Ltd....................     206,075     5,764,645
Koninklijke Philips Electronics
   N.V.                             21,736        734,677
Larsen & Toubro Ltd............      45,342     2,289,598
Mitsubishi Heavy Industries Ltd.  1,248,000     5,970,914
Murray & Roberts Holdings Ltd..     108,214     1,197,487
Orascom Construction
   Industries                           419        29,043
Orkla ASA......................     216,325     2,771,734
Pacific Basin Shipping Ltd.....     454,618       650,485
Sandvik AB.....................     268,794     3,656,283
Siemens AG (Regd.).............     105,385    11,691,132
Siemens AG ADR.................       7,223       795,469
Suntech Power Holdings
   Company Ltd. ADR............      66,043     2,473,971(a)
United Tractors Tbk PT.........     608,000       802,464
Vinci S.A......................      73,212     4,473,727
                                              110,148,916

INFORMATION TECHNOLOGY -- 2.1%

Delta Electronics Inc..........     289,207       803,441
HON HAI Precision Industry
   Company Ltd.................     136,240       669,973
Ibiden Company Ltd.............     114,095     4,161,942
Kingdee International Software
   Group Company Ltd...........       1,332           274
MediaTek Inc...................      71,245       820,182
Nidec Corp.....................      46,671     3,114,000
Nintendo Company Ltd...........       8,500     4,828,306
Nokia Oyj......................     445,740    10,902,772
Research In Motion Ltd.........     128,393    15,009,142(a)
Samsung Electronics
   Company Ltd.................      11,420     6,822,742
Sohu.com Inc...................       6,441       453,704(a)
Taiwan Semiconductor
   Manufacturing Company Ltd...   3,383,914     7,190,334(a)
Taiwan Semiconductor
   Manufacturing
   Company Ltd. ADR............     161,241     1,759,139(a)
Unimicron Technology Corp......     506,000       574,272
                                               57,110,223


See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 3.6%

Anglo American PLC.............      10,122  $    705,205
Anglo Platinum Ltd.............      24,977     4,154,827
Barrick Gold Corp..............      75,616     3,440,528
Bayer AG.......................     139,479    11,743,699
BHP Billiton PLC...............     403,408    15,457,602
Cameco Corp....................      48,318     2,085,977
China Grand Forestry
   Resources Group Ltd.........   4,151,153       361,764(a)
China Molybdenum Company Ltd...     313,000       267,589
Eurasian Natural Resources
   Corp.                             40,691     1,071,204(a)
Impala Platinum Holdings Ltd...      11,967       470,407
Israel Chemicals Ltd...........      85,233     1,981,821
Linde AG.......................      67,830     9,534,070
Makhteshim-Agan Industries Ltd.     104,586       972,031
New World Resources N.V.
   (Class A)                         47,463     1,681,360(a)
Novozymes (Series B)...........       5,341       481,153
POSCO..........................       3,500     1,822,652
Potash Corporation of
   Saskatchewan................      70,425    16,421,505
Rio Tinto PLC (Regd.)..........      73,226     8,810,914
Sinofert Holdings Ltd..........   1,315,469     1,021,788
Syngenta AG....................      19,607     6,370,528
Taiwan Fertilizer Company Ltd..     185,000       693,568
Toray Industries Inc...........   1,784,998     9,596,296
                                               99,146,488

TELECOMMUNICATION SERVICES -- 2.2%

America Movil S.A. de C.V.
   ADR (Series L)..............     152,235     8,030,397
Bharti Airtel Ltd..............      59,850     1,005,906(a)
China Mobile Ltd...............      85,474     1,147,274
Hellenic Telecommunications
   Organization S.A............     241,475     6,087,295(a)
Mobile Telesystems OJSC ADR....       7,555       578,788
MTN Group Limited..............     475,884     7,534,543
Orascom Telecom Holding SAE....      55,555       722,324
Philippine Long Distance
   Telephone Co................       3,240       173,221
Singapore Telecommunications
   Ltd.                           1,928,003     5,146,728
Telekomunikasi Indonesia
   Tbk PT (Series B)...........     696,000       555,858
Telenor ASA....................     785,624    14,747,128
Turkcell Iletisim Hizmet AS
   ADR                               20,382       296,558
Vodafone Group Public Limited
   Co.                            4,469,007    13,155,926
Vodafone Group, PLC ADR........      33,360       982,786
                                               60,164,732

UTILITIES -- 1.4%

CEZ............................      16,349     1,450,733
E.ON AG........................      65,863    13,283,555
Huaneng Power International
   Inc.                             143,887        99,839
National Grid PLC..............     332,816     4,358,941
Pan Asia Environmental Protection
   Group Ltd....................  1,316,000       470,877

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

PNOC Energy Development Corp...   3,935,985  $    454,793
RWE AG.........................      17,303     2,186,129
Suez S.A.......................     111,638     7,572,933
Veolia Environnement...........     151,517     8,464,663
                                               38,342,463

TOTAL COMMON STOCK
 (COST $693,130,623)..........                742,631,291


--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.7%
--------------------------------------------------------------------------------

All America Latina Logistica
   S.A.                             285,000     3,696,668
Cia Vale do Rio Doce...........      99,103     2,972,155
Cia Vale do Rio Doce ADR.......     415,802    12,407,531
NET Servicos de Comunicacao
   S.A.                              43,632       556,887(a)
Petroleo Brasileiro S.A........      11,796       342,718

TOTAL PREFERRED STOCK
 (COST $11,169,123)...........                 19,975,959


TOTAL FOREIGN EQUITY
 (COST $704,299,746)..........                762,607,250

                                 PRINCIPAL
                                    AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 23.6%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 6.4%

U.S. Treasury Bonds
   4.38%   02/15/38............ $ 6,935,400     6,759,851
   4.50%   02/15/36............     265,000       263,116
   4.75%   02/15/37............   5,185,600     5,354,941
U.S. Treasury Notes
   2.63%   05/31/10............  32,824,000    32,844,515(h,j)
   2.75%   02/28/13............   9,092,100     8,876,163
   3.50%   02/15/18............  23,434,200    22,557,245(j)
   3.63%   10/31/09 - 12/31/12.  80,749,700    81,991,727(j)
   4.63%   11/15/09 - 10/31/11.  17,235,000    17,774,972
                                              176,422,530

FEDERAL AGENCIES -- 0.3%

Federal Home Loan Mortgage Corp.
   4.13%   12/21/12............   6,725,000     6,748,221
   4.88%   02/09/10............     610,000       627,622
                                                7,375,843



See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT       VALUE
--------------------------------------------------------------------------------

AGENCY MORTGAGE BACKED -- 9.5%

Federal Home Loan Mortgage Corp.
   4.50%   06/01/33 - 02/01/35. $   260,024 $   241,477  (h)
   5.00%   07/01/35 - 10/01/35.   7,436,860   7,151,239  (h)
   5.50%   05/01/20 - 03/01/38.   5,855,454   5,788,642  (h)
   6.00%   04/01/17 - 11/01/37.   5,316,599   5,378,021  (h)
   6.50%   01/01/27 - 08/01/36.     851,800     880,840  (h)
   7.00%   10/01/25 - 08/01/36.     261,654     275,189  (h)
   7.50%   11/01/09 - 09/01/33.      35,320      38,138  (h)
   8.00%   01/01/30 - 11/01/30.      16,026      17,353  (h)
   9.00%   10/01/25............         614         683  (h)
Federal National Mortgage Assoc.
   4.00%   05/01/19 - 06/01/19.     226,108     214,266  (h)
   4.50%   05/01/18 - 02/01/35.   1,645,770   1,574,639  (h)
   5.00%   07/01/20 - 08/01/35.   4,293,406   4,134,971  (h)
   5.26%   04/01/37............     554,014     561,286  (i)
   5.47%   04/01/37............      41,693      42,364  (i)
   5.50%   04/01/14 - 04/01/38.  13,754,782  13,601,739  (h)
   5.52%   04/01/37............     486,438     495,680  (i)
   5.53%   04/01/37............     219,511     223,844  (i)
   5.55%   04/01/37............     526,192     536,372  (i)
   5.59%   04/01/37............     615,849     628,948  (i)
   5.62%   03/01/37............      45,035      45,866  (i)
   5.68%   04/01/37 - 05/01/37.     827,043     845,190  (i)
   5.70%   04/01/37............     725,112     741,063  (i)
   5.71%   04/01/37............     232,998     238,313  (i)
   5.84%   06/01/37............   1,178,376   1,202,519  (i)
   6.00%   09/01/19 - 03/01/38.  17,187,694  17,371,129  (h)
   6.03%   10/01/37............     990,520   1,017,308  (i)
   6.50%   09/01/17 - 08/01/36.   2,097,599   2,169,771  (h)
   7.00%   04/01/17 - 06/01/36.     357,695     377,144  (h)
   7.50%   12/01/09 - 03/01/34.      84,496      90,204  (h)
   8.00%   12/01/11 - 11/01/33.      29,632      31,820  (h)
   8.50%   06/01/30............         211         232  (h)
   9.00%   06/01/09 - 12/01/22.       9,495      10,123  (h)
   5.00%   TBA.................  20,865,000  20,302,899  (c)
   5.50%   TBA................. 123,859,000 122,279,522  (c)
   6.00%   TBA.................  35,532,000  35,858,456  (c)
   6.50%   TBA.................  15,044,000  15,485,918  (c)
Government National
   Mortgage Assoc.
   4.50%   08/15/33 - 09/15/34.     416,123     389,037  (h)
   6.00%   04/15/27 - 09/15/36.     599,631     611,099  (h)
   6.50%   04/15/24 - 09/15/36.     569,331     589,873  (h)
   7.00%   03/15/12 - 10/15/36.     521,460     549,371  (h)
   8.00%   03/15/30............       3,324       3,642  (h)
   9.00%   11/15/16 - 12/15/21.      16,944      18,461  (h)
                                            262,014,651

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%

Federal Home Loan Mortgage Corp.
   3.53%   11/15/37............   3,150,087     216,591(d,g,i)
   4.18%   05/15/36 - 11/15/36.   5,811,921     516,615(d,g,i)
   4.33%   04/15/38............   2,820,097     247,894(d,g,i)
   4.50%   04/15/13 - 03/15/19.     318,221      23,677(d,g,h)
   4.83%   09/15/35............   2,204,149     242,241(d,g,i)
   5.00%   04/15/14 - 12/01/34.   6,025,565   1,305,168(d,g,h)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

   5.00%   07/15/28............ $  400,000  $   404,207
   5.50%   04/15/17 - 06/15/33.    175,530       24,546(d,g,h)
   6.91%   11/15/37............  1,335,589      926,018(d,f)
   7.14%   12/15/33............     45,000       40,018(h,i)
   7.50%   01/15/16............      6,401        6,671  (h)
   7.50%   07/15/27............      5,356        1,327(d,g,h)
   8.00%   02/01/23 - 07/01/24.      3,716          995(d,g,h)
   35.45%  09/25/43............    368,556        2,703(d,g,h)
Federal Home Loan Mortgage STRIPS
   5.39%   08/01/27............        864          717(d,f,h)
Federal National Mortgage Assoc.
   1.18%   12/25/42............    198,358        7,134(d,g,h)
   3.97%   05/25/37 - 06/25/37. 16,536,918    1,461,213(d,g,i)
   4.27%   10/25/35............  5,501,222      510,373(d,g,i)
   4.50%   05/25/18............     95,441        6,740(d,g,h)
   4.50%   03/25/38............  2,744,836      279,069(d,g,i)
   4.72%   07/25/37............  4,984,166      571,769(d,g,i)
   4.75%   11/25/14............     18,029          779(d,g,h)
   5.00%   02/25/32............  2,034,028      283,953(d,g,h)
   5.00%   10/25/35............    423,718      370,439
   5.12%   09/25/42............    198,849       20,879(d,g,h,i)
   5.22%   08/25/16............     54,476        3,048(d,g,h,i)
   5.50%   01/25/33............    609,696      580,340
   8.00%   07/25/14............      7,997        8,056  (h)
   31.49%  04/25/38............  3,261,990      264,267(d,g,i)
   40.07%  05/25/38............  4,978,514      427,114(d,g,i)
Federal National Mortgage
   Assoc. (Class 1)
   4.50%   09/01/35 - 01/01/36.  4,617,506    1,087,014(d,g)
   5.00%   05/25/38............  1,480,000      462,745(d,g)
Federal National Mortgage
   Assoc. (Class 2)
   5.00%   09/01/33 - 03/25/38.  2,864,044      820,564(d,g)
   5.50%   12/01/33............    368,143       92,602(d,g)
Federal National Mortgage
   Assoc. REMIC
   4.50%   11/25/13............     41,000          749(d,g,h)
   5.00%   10/25/22............     93,964       14,650(d,g,h)
   11.15%  03/25/31............     65,465       67,153(h,i)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91%03/25/22............          1            2(d,g,h)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00%05/25/22............          5          100(d,g,h)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   5.00%   08/01/34............ 10,661,906    2,760,434(d,g)
   7.50%   11/01/23............     17,259        3,810(d,g,h)
   8.00%   08/01/23 - 07/01/24.      8,057        2,220(d,g,h)
                                             14,066,604

ASSET BACKED -- 1.8%

American Express Credit Account
   Master Trust (Class A)
   2.46%   12/17/12............  5,000,000    4,944,356(h,i)
BA Credit Card Trust
   2.47%   08/15/12............  9,500,000    9,343,398(h,i)




See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

Bear Stearns Asset Backed
   Securities Trust (Class A)
   2.85%   01/25/34............ $   14,031  $    11,864 (h,i)
Capital Auto Receivables Asset Trust
   2.53%   05/15/11............  7,351,730    7,301,187(h,i)
Capital One Auto Finance Trust
   2.47%   04/15/12............  3,000,000    2,844,450(h,i)
Capital One Multi-Asset Execution
   Trust (Class A)
   2.50%   03/16/15............    490,000      473,585(h,i)
Carmax Auto Owner Trust
   4.35%   03/15/10............     90,310       90,636  (h)
Ford Credit Auto Owner Trust
   (Class A)
   2.51%   02/15/12............  7,125,000    7,020,089(h,i)
Ford Credit Floorplan Master Owner
   Trust (Class A)
   5.03%   06/15/11............  3,600,000    3,520,485(d,i)
Honda Auto Receivables Owner
   Trust (Class A)
   4.15%   10/15/10............     94,265       94,557  (h)
Indymac Residential Asset
   Backed Trust
   2.65%   10/25/35............  1,249,492    1,242,407(h,i)
Indymac Residential Asset Backed
   Trust (Class M)
   4.48%   04/25/37............    189,000       18,548(h,i,n)
JP Morgan Mortgage
   Acquisition Corp.
   2.63%   03/01/37............  1,500,000    1,260,000  (i)
Long Beach Mortgage Loan Trust
   2.76%   09/25/35............    530,700      516,826(h,i)
Mid-State Trust
   7.54%   07/01/35............      4,679        4,590(h,n)
Option One Mortgage Loan Trust
   2.61%   07/25/37............  4,000,000    3,068,922(h,i)
Peco Energy Transition Trust
   6.52%   12/31/10............     50,000       52,385  (h)
Residential Asset Mortgage
   Products, Inc.
   2.72%   03/25/34............      4,006        3,925(h,i)
Residential Asset Securities Corp.
   2.73%   01/25/36............  1,624,337    1,274,850(h,i)
   2.98%   07/25/32............      6,654        5,783(h,i)
Residential Asset Securities
   Corp. (Class A)
   4.16%   07/25/30............     58,670       57,752  (h)
SLM Student Loan Trust (Class A)
   2.83%   06/15/18............    172,260      170,147(h,i)
Swift Master Auto Receivables
   Trust (Class A)
   2.57%   06/15/12............  4,250,000    3,988,359  (i)
Triad Auto Receivables Owner
   Trust (Class A)
   2.54%   02/12/14............  2,000,000    1,898,459  (i)
Wells Fargo Home Equity Trust
   3.97%   05/25/34............     35,424       34,540  (h)
                                             49,242,100

                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE NOTES -- 2.9%

Abbey National PLC
   7.95%   10/26/29............ $  219,000  $   222,737(h)
American Electric Power
   Company, Inc. (Series C)
   5.38%   03/15/10............  2,125,000    2,147,323  (h)
American International Group, Inc.
   5.85%   01/16/18............    686,000      642,681
Archer-Daniels-Midland Co.
   6.45%   01/15/38............    687,000      688,777
Arizona Public Service Co.
   6.25%   08/01/16............    370,000      352,459  (h)
AT&T, Inc.
   4.13%   09/15/09............  1,800,000    1,802,104  (h)
BAC Capital Trust VI
   5.63%   03/08/35............    925,000      753,203  (h)
Bank of America Corp.
   8.00%   12/29/49............    744,000      697,031
Bank of America Corp. (Series L)
   5.65%   05/01/18............  2,250,000    2,100,571  (h)
Bear Stearns Companies Inc.
   5.85%   07/19/10............    688,000      698,676  (h)
   6.95%   08/10/12............  1,330,000    1,382,897  (h)
BellSouth Corp.
   4.20%   09/15/09............    735,000      736,498  (h)
   6.55%   06/15/34............    510,000      492,547  (h)
Bristol-Myers Squibb Co.
   5.45%   05/01/18............    800,000      789,175
   5.88%   11/15/36............    420,000      391,797  (h)
British Telecommunications PLC
   8.63%   12/15/10............    170,000      182,538  (h)
Burlington Northern Santa Fe Corp.
   6.75%   07/15/11............  1,000,000    1,048,725  (h)
Cardinal Health, Inc.
   5.50%   06/15/13............    552,000      550,774  (h)
Carolina Power & Light Co.
   5.15%   04/01/15............    810,000      807,745  (h)
   5.70%   04/01/35............    155,000      144,486  (h)
   6.13%   09/15/33............    190,000      186,913  (h)
Chubb Corp.
   6.50%   05/15/38............    159,000      151,939  (h)
Citigroup, Inc.
   5.50%   04/11/13............  1,092,000    1,066,993  (h)
   6.13%   11/21/17............  2,820,000    2,706,362  (h)
   8.40%   04/29/49............    810,000      769,994  (h)
Consolidated Edison Co of
   New York, Inc.
   5.85%   04/01/18............    770,000      772,869
COX Communications, Inc.
   7.13%   10/01/12............    240,000      250,502  (h)
   7.75%   11/01/10............    375,000      395,132  (h)
Credit Suisse
   6.00%   02/15/18............    764,000      735,669
CSX Transportation, Inc.
   9.75%   06/15/20............  1,021,000    1,229,257  (h)
CVS Caremark Corp.
   5.75%   06/01/17............  1,474,000    1,449,754  (h)



See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Diageo Capital PLC
   5.20%   01/30/13............ $  454,000 $    454,519
Dominion Resources, Inc. (Series B)
   6.30%   09/30/66............  1,505,000    1,377,456  (h)
Dover Corp.
   6.50%   02/15/11............    375,000      393,359  (h)
Duke Energy Carolinas LLC
   5.38%   01/01/09............    160,000      161,207  (h)
Duke Realty LP
   6.25%   05/15/13............    530,000      519,822
EI Du Pont de Nemours & Co.
   4.88%   04/30/14............    325,000      325,688  (h)
El Paso Electric Co.
   6.00%   05/15/35............    270,000      227,704  (h)
GlaxoSmithKline Capital Inc.
   4.85%   05/15/13............    529,000      528,287
   6.38%   05/15/38............    265,000      263,047
Goldman Sachs Group, Inc.
   5.95%   01/18/18............    246,000      236,149
   6.60%   01/15/12............  3,195,000    3,285,361  (h)
   6.88%   01/15/11............    900,000      934,277  (h)
GTE Corp.
   7.51%   04/01/09............    165,000      169,412  (h)
Hewlett-Packard Co.
   5.50%   03/01/18............    721,000      706,154
Honeywell International, Inc.
   5.30%   03/01/18............    682,000      671,827
HSBC Bank USA N.A.
   3.88%   09/15/09............  1,175,000    1,160,611  (h)
   4.63%   04/01/14............    585,000      555,595
   7.00%   01/15/39............  1,500,000    1,467,634
HSBC Finance Corp.
   6.75%   05/15/11............    405,000      420,887  (h)
HSBC Holdings PLC
   6.50%   05/02/36............    100,000       92,977  (h)
Hydro Quebec
   8.05%   07/07/24............    820,000    1,078,990  (h)
   8.50%   12/01/29............  1,585,000    2,241,788  (h)
ING Capital Funding TR III
   8.44%   12/29/49............    960,000      969,983  (h)
ING Groep N.V.
   5.78%   12/29/49............    528,000      438,228  (h)
International Business
   Machines Corp.
   4.75%   11/29/12............  1,300,000    1,317,992  (h)
International Steel Group Inc.
   6.50%   04/15/14............    415,000      420,732
John Deere Capital Corp.
   4.50%   04/03/13............  1,029,000    1,016,151
JP Morgan Chase & Co.
   6.40%   05/15/38............    827,000      767,072
   7.00%   11/15/09............  1,130,000    1,155,041  (h)
JP Morgan Chase Bank
   5.88%   06/13/16............    825,000      805,588
Kroger Co.
   6.15%   01/15/20............    820,000      811,320
Lehman Brothers Holdings, Inc.
   2.85%   12/23/08............    133,000      130,454  (i)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

   3.00%   10/22/08............ $  292,000 $    290,899  (i)
   5.00%   01/14/11............  1,150,000    1,115,091  (h)
   5.63%   01/24/13............    451,000      426,874
   6.20%   09/26/14............    375,000      357,926
   6.88%   05/02/18............  1,091,000    1,056,203
Markel Corp.
   7.35%   08/15/34............    312,000      305,481  (h)
McDonald's Corp.
   5.80%   10/15/17............    450,000      459,341
   6.30%   03/01/38............    725,000      718,192
Merck & Company, Inc.
   5.75%   11/15/36............    445,000      425,226  (h)
Mizuho Financial Group Cayman Ltd.
   8.38%   12/29/49............    595,000      596,196
Morgan Stanley
   6.00%   04/28/15............    800,000      764,815
Morgan Stanley (Series F)
   6.63%   04/01/18............    700,000      663,268
Munich Re America Corp. (Series B)
   7.45%   12/15/26............    315,000      315,514  (h)
Nevada Power Company (Series I)
   6.50%   04/15/12............    515,000      531,683  (h)
Norfolk Southern Corp.
   8.63%   05/15/10............    485,000      519,616  (h)
Norfolk Southern Railway Co.
   9.75%   06/15/20............     64,000       78,218  (h)
NorthWestern Corp.
   5.88%   11/01/14............    200,000      196,845  (h)
Pacific Bell Telephone Co.
   7.13%   03/15/26............     39,000       39,354  (h)
Pacific Gas & Electric Co.
   5.80%   03/01/37............    500,000      466,162
Pacificorp
   6.25%   10/15/37............    375,000      370,832
Parker Hannifin Corp.
   5.50%   05/15/18............    554,000      555,742
Pemex Finance Ltd.
   9.03%   02/15/11............    145,750      155,588  (h)
Pemex Project Funding Master Trust
   7.88%   02/01/09............    158,000      162,235
PepsiCo, Inc.
   5.00%   06/01/18............  1,352,000    1,319,094
Pitney Bowes, Inc.
   3.88%   06/15/13............    618,000      582,393
Prudential Financial, Inc.
   5.70%   12/14/36............    485,000      411,291  (h)
   6.10%   06/15/17............    415,000      413,348
Public Service Company of Colorado
   7.88%   10/01/12............    520,000      579,926  (h)
Puget Sound Energy, Inc.
   5.48%   06/01/35............    130,000      109,215  (h)
Puget Sound Energy, Inc. (Series A)
   6.97%   06/01/67............    830,000      713,131
Royal Bank of Scotland Group PLC
   5.00%   10/01/14............    375,000      359,367  (h)
Sprint Capital Corp.
   7.63%   01/30/11............    296,000      290,820


See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Standard Chartered Bank
   Hong Kong Ltd.
   4.38%   12/03/14............ $  380,000 $    373,882
Suncor Energy, Inc.
   6.10%   06/01/18............    550,000      551,666
Telecom Italia Capital S.A.
   6.20%   07/18/11............    989,000    1,008,505
Telefonica Emisiones SAU
   5.86%   02/04/13............    600,000      604,008
The Travelers Companies Inc.
   5.80%   05/15/18............    820,000      797,824
Time Warner Cable, Inc.
   6.20%   07/01/13............    792,000      805,359
   6.75%   07/01/18............    792,000      797,252
Transocean, Inc.
   6.00%   03/15/18............    701,000      702,049
UBS Preferred Funding Trust I
   8.62%   10/29/49............    495,000      497,396
United Technologies Corp.
   6.13%   07/15/38............    554,000      556,501
Verizon Global Funding Corp.
   7.25%   12/01/10............    788,000      836,580
Verizon Pennsylvania, Inc.
   8.35%   12/15/30............    210,000      235,837  (h)
   8.75%   08/15/31............    165,000      192,887  (h)
Wachovia Corp. (Series K)
   7.98%   12/31/49............    500,000      459,200
Wal-Mart Stores, Inc.
   5.80%   02/15/18............    496,000      513,555
   6.20%   04/15/38............    524,000      513,822
   6.88%   08/10/09............  1,000,000    1,036,761  (h)
Wells Fargo & Co.
   5.63%   12/11/17............    240,000      232,210
Westar Energy, Inc.
   7.13%   08/01/09............    420,000      430,996  (h)
Xerox Corp.
   6.35%   05/15/18............    810,000      799,551
XTO Energy, Inc.
   6.38%   06/15/38............    523,000      495,507
                                             79,244,674

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%

Banc of America Commercial
   Mortgage Inc.
   5.32%   09/10/47............  1,300,000    1,279,132  (h)
Banc of America Commercial
   Mortgage Inc. (Class A)
   5.49%   02/10/51............  2,750,000    2,553,741
   6.48%   06/10/49............  2,480,000    2,344,384(d,i)
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.88%   04/10/17............    400,000      288,200(h,n)
Banc of America Funding Corp.
   5.73%   03/20/36............    193,524       78,545(h,i,n)
   5.80%   02/20/36............    345,189      144,421(h,n)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Banc of America Mortgage
   Securities Inc. (Class B)
   5.38%   01/25/36............ $  198,238 $    116,008(h,i)
   5.55%   02/25/36............    158,350       94,602(h,i)
Bear Stearns Asset Backed
   Securities Trust (Class A)
   2.64%   07/25/36............  6,844,324    6,018,282(h,i)
Bear Stearns Commercial
   Mortgage Securities
   5.48%   10/12/41............  1,500,000    1,482,349  (h)
   5.53%   10/12/41............  1,500,000    1,450,382  (h)
   5.58%   03/11/39............  1,000,000      997,759  (h)
   6.02%   02/14/31............     68,275       68,546  (h)
Bear Stearns Commercial
   Mortgage Securities (Class A)
   5.63%   04/12/38............    700,000      699,617  (h)
Citigroup Commercial
   Mortgage Trust
   5.89%   12/10/49............  2,100,000    1,995,548
Countrywide Alternative Loan Trust
   5.98%   05/25/36............     73,190        1,464(h,n)
   6.00%   03/25/36 - 08/25/36.    422,046       36,340(h,n)
Countrywide Alternative Loan
   Trust (Class B)
   6.00%   05/25/36 - 08/25/36.    226,128       24,319(h,n)
Credit Suisse Mortgage
   Capital Certificates
   5.47%   09/15/39............    682,000      648,288  (h)
Credit Suisse Mortgage
   Capital Certificates (Class C)
   5.65%   02/25/36............    111,931       31,838(h,n)
Crusade Global Trust (Class A)
   2.92%   01/17/34............  1,887,307    1,790,565(h,i)
CS First Boston Mortgage
   Securities Corp.
   5.25%   08/25/34............    207,089      194,355  (h)
   5.34%   10/25/35............    166,566       66,626(h,n)
   6.13%   04/15/37............     50,000       51,026  (h)
DLJ Commercial Mortgage
   Corp. (Class A)
   7.62%   06/10/33............  2,892,701    3,006,445  (h)
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%   05/15/35............     73,879       73,766  (h)
   6.47%   04/15/34............    395,244      405,106  (h)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   6.68%   12/10/41............  3,076,059       47,846(d,h,n)
Greenwich Capital Commercial
   Funding Corp.
   5.12%   04/10/37............    500,000      498,973  (h)
GS Mortgage Securities Corp II
   (Class A)
   5.99%   08/10/45............  2,570,000    2,457,451
Impac CMB Trust
   2.74%   04/25/35............    305,586      243,678(h,i)
Indymac INDA Mortgage Loan Trust
   5.16%   01/25/36............     99,700       62,233(h,n)



See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Indymac INDA Mortgage Loan
   Trust (Class B)
   5.16%   01/25/36........... $   107,676 $     71,601(h,n)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.26%   02/15/51...........   1,830,000    1,700,191
   6.47%   11/15/35...........      40,000       41,094  (h)
LB-UBS Commercial Mortgage Trust
   4.06%   09/15/27...........      71,273       70,682  (h)
   5.42%   02/15/40...........     359,000      333,942
   5.66%   03/15/39...........   1,000,000      969,249  (h)
   6.23%   03/15/26...........      53,000       53,459  (h)
   6.62%   01/18/12...........   4,222,223       80,157(d,h,n)
LB-UBS Commercial Mortgage
   Trust (Class F)
   6.45%   07/15/40...........     475,000      315,333  (n)
LB-UBS Commercial Mortgage
   Trust (Class X)
   7.07%   09/15/39...........  20,981,588      530,427(d,h,n)
MASTR Alternative Loans Trust
   5.00%   08/25/18...........      44,734        6,934(d,g,h)
Medallion Trust (Class A)
   2.70%   08/22/36...........   1,199,816    1,138,936(h,i)
Merrill Lynch Mortgage Trust
    (Class A)
   5.80%   05/12/39...........   1,000,000    1,000,439  (h)
Merrill Lynch/Countrywide
   Commercial Mortgage Trust
   5.42%   08/12/48...........     850,000      753,929
   5.81%   06/12/50...........   1,900,000    1,801,641
Merrill Lynch/Countrywide
   Commercial Mortgage
   Trust (Class A)
   5.49%   03/12/51...........   2,700,000    2,514,452
MLCC Mortgage Investors, Inc.
   5.37%   02/25/36...........     164,986      137,499  (h)
Morgan Stanley Capital I
   5.28%   12/15/43...........   1,500,000    1,475,776  (h)
   5.33%   12/15/43...........   1,500,000    1,410,706  (h)
   5.39%   11/12/41...........   2,000,000    1,607,843  (h)
   5.44%   02/12/44...........   1,000,000      957,481  (b)
   5.45%   02/12/44...........   1,000,000      928,740
   5.69%   04/15/49...........   1,850,000    1,744,539
   5.71%   07/12/44...........     300,000      295,626  (h)
   6.53%   03/15/31...........     174,569      175,477  (h)
   7.11%   04/15/33...........      64,399       65,599  (h)
Morgan Stanley Capital I (Class A)
   5.36%   02/12/44...........   1,000,000      976,678
Morgan Stanley Dean Witter
   Capital I
   7.20%   10/15/33...........      39,288       40,654  (h)
MortgageIT Trust (Class A)
   2.78%   08/25/35...........   2,175,085    1,813,850(h,i)
Nomura Asset Securities Corp.
   (Class A)
   6.59%   03/15/30...........      34,088       34,247  (h)
Opteum Mortgage Acceptance Corp.
   2.78%   02/25/35...........     190,010      167,148(h,i)

                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

Residential Accredit Loans, Inc.
   6.00%   01/25/36............ $   241,367  $   129,801(h,n)
   6.04%   01/25/36............     108,186       11,984(h,n)
Residential Asset Securitization
   Trust (Class A)
   2.88%   05/25/35............     696,397      505,935(h,i)
Residential Funding Mortgage
   Securities I
   5.75%   01/25/36............      97,498       57,726 (h)
   5.75%   01/25/36............     129,673       91,181(h,n)
Wachovia Bank Commercial
   Mortgage Trust
   5.93%   06/15/49............   2,570,000    2,438,558
Wachovia Bank Commercial
   Mortgage Trust (Class A)
   6.22%   01/15/45............   1,380,000    1,317,744(d,i)
Wachovia Bank Commercial
   Mortgage Trust (Class E)
   6.10%   02/15/51............   1,485,000      987,585 (n)
WaMu Mortgage Pass
   Through Certificates
   2.82%   01/25/45............     110,548       89,640(h,i)
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%   08/25/35............     471,091      406,746(h,i)
   5.50%   01/25/36 - 03/25/36.     568,968      346,154 (h)
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
   5.50%   03/25/36............     969,950      674,907 (h)
                                              59,524,125

SOVEREIGN BONDS -- 0.1%

Government of Brazil
   8.00%   01/15/18............     530,000      588,565 (h)
Government of Canada
   7.50%   09/15/29............     495,000      632,405
Government of Manitoba Canada
   4.90%   12/06/16............     330,000      337,811 (h)
                                               1,558,781

TOTAL BONDS AND NOTES
 (COST $658,780,209)..........              649,449,308

                                     NUMBER
                                   OF SHARES
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 0.8%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund....................     203,363    4,120,135 (l)
Industrial Select Sector
   SPDR Fund....................     514,848   17,509,981 (l)
iShares MSCI Emerging Markets
   Index Fund...................       9,890    1,340,886 (o)

TOTAL EXCHANGE TRADED FUNDS
 (COST $25,663,869)...........                 22,971,002




See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                 PRINCIPAL
                                    AMOUNT         VALUE
--------------------------------------------------------------------------------

SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 1.3%


ASSET BACKED -- 1.0%

Bear Stearns Asset Backed
   Securities Trust
   2.70%   11/25/35..........  $3,515,276  $  3,393,115(h,i)
Countrywide Asset-Backed
   Certificates
   2.59%   06/25/35..........     954,941       890,306(h,i)
Countrywide Asset-Backed
   Certificates (Class M)
   3.53%   06/26/33..........     605,665       401,803(h,i)
Discover Card Master Trust I
   2.48%   04/15/10..........   3,000,000     2,954,483(h,i)
GSAA Trust
   2.54%   10/25/36..........   5,323,069     4,742,989(h,i)
GSAMP Trust
   2.59%   05/25/36..........     923,808       831,428(b,h,i)
GSR Mortgage Loan Trust
   2.68%   11/25/30..........   1,697,938       912,357(h,i)
Indymac Residential Asset
   Backed Trust
   2.60%   06/25/36..........   4,275,362     4,200,360(h,i)
Indymac Seconds Asset Backed
   Trust (Class A)
   2.64%   02/25/37..........   4,138,984     2,959,708(h,i)
Nissan Auto Lease Trust
   2.54%   02/15/13..........   6,310,000     6,189,163  (i)
                                             27,475,712

CORPORATE NOTES -- 0.2%

Countrywide Financial Corp.
   7.30%   09/02/08..........   4,000,000     3,969,400(d,h,i)
Morgan Stanley
   2.82%   05/07/09..........   1,100,000     1,082,843  (i)
                                              5,052,243

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

JP Morgan Alternative Loan Trust
   2.54%   08/25/36..........     610,781       606,261(h,i)
Residential Accredit Loans, Inc.
   2.66%   07/25/36..........   3,040,068     2,077,358(h,i)
                                              2,683,619

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
 (COST $39,497,999)...........               35,211,574


--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $11,874,019)...........               9,024,255  (k)


TOTAL INVESTMENTS IN SECURITIES
 (COST $2,544,935,531)........            2,529,917,735

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 17.8% *
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.6%

GE Money Market Fund
   Institutional Class
  1.93%........................              $44,541,662(d,m)

U.S. GOVERNMENTS -- 13.1%

Federal Home Loan Bank
   Discount Notes
   1.99%   07/02/08............ $ 4,137,000    4,136,772 (d)
   2.08%   07/23/08............  50,800,000   50,733,518 (d)
   2.09%   10/03/08............   5,000,000    4,968,405 (d)
   2.10%   07/25/08 - 10/17/08.  25,000,000   24,876,100 (d)
   2.13%   09/22/08............  10,602,000   10,544,802 (d)
   2.16%   08/22/08............  16,000,000   15,949,105 (d)
   2.20%   08/06/08............   5,000,000    4,989,025 (d)
   2.25%   07/21/08............   7,000,000    6,991,250 (d)
Federal Home Loan Mortgage Corp.
   Discount Notes
   2.10%   08/18/08 - 11/03/08.  44,760,000   44,460,771 (d)
   2.12%   08/25/08............  41,668,000   41,534,723 (d)
   2.24%   08/04/08............  39,983,000   39,905,637 (d)
Federal National Mortgage Assoc.
   2.06%   07/09/08............  16,400,000   16,392,784 (d)
   2.12%   08/06/08............  15,000,000   14,967,000 (d)
Federal National Mortgage Assoc.
   Discount Notes
   2.08%   10/03/08............  26,700,000   26,531,283 (d)
   2.09%   07/16/08............   5,000,000    4,995,677 (d)
   2.13%   10/22/08............  35,500,000   35,230,342 (d)
   2.20%   07/25/08............  14,000,000   13,979,560 (d)
                                             361,186,754

U.S. TREASURIES -- 1.9%

U.S. Treasury Bill
   1.88%   07/10/08............  52,000,000   51,975,664 (d)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 1.2%

GE Money Market Fund
   Institutional Class
   1.93%.......................               33,053,787(d,m)

TOTAL SHORT-TERM INVESTMENTS
 (COST $490,882,576)...........              490,757,867


TOTAL INVESTMENTS
 (COST $3,035,818,107).........            3,020,675,602


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (9.5)%.................            (262,981,548)


NET ASSETS-- 100.0% ...........           $2,757,694,054



See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                 NUMBER     CURRENT       UNREALIZED
                 EXPIRATION       OF       NOTIONAL      APPRECIATION/
DESCRIPTION         DATE       CONTRACTS     VALUE       DEPRECIATION
--------------------------------------------------------------------------------

DJ Euro Stoxx 50
   Index Futures September 2008    55     $ 2,928,947    $  (87,459)
Euro Schatz
   Futures       September 2008    51       8,222,126       (52,726)
FTSE 100 Index
   Futures       September 2008    12       1,348,843       (18,168)
S&P 500 Index
   Futures       September 2008    15       4,804,125      (141,210)
S&P 500 Index
   Futures       September 2008     5       1,601,375       (44,800)
Topix Index
   Futures       September 2008    12       1,492,571       (49,007)
U.S.Treasury
   Notes 2 Yr.
   Futures       September 2008    621    131,157,140       687,370
U.S.Treasury
   Notes 5 Yr.
   Futures       September 2008     8         884,438           369


The GEI Total Return Fund had the following short futures contracts open at June 30, 2008 (unaudited):


                                     NUMBER       CURRENT         UNREALIZED
                    EXPIRATION         OF         NOTIONAL       APPRECIATION/
DESCRIPTION            DATE         CONTRACTS       VALUE        DEPRECIATION
--------------------------------------------------------------------------------

S&P 400 Midcap
   Index Futures   September 2008        2      $   (821,200)    $    28,482
U.S.Treasury
   Notes 10 Yr.
   Futures         September 2008       93       (10,594,734)       (161,365)
                                                                 -----------
                                                                 $   161,486
                                                                 ============


* The financial statement figure presented above for Short-Term Investments includes collateral received from transactions such as loans of portfolio securities and amounts held pending settlement of securities transactions. In evaluating the Fund's net cash level, portfolio management takes into account certain of the Fund's liabilities in excess of other assets, such as liabilities associated with loans of portfolio securities and securities pending settlement, and equitized cash. The Fund's net cash level is not expected to exceed 10%.




See Notes to Schedule of Investments on page 19 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $1,788,909 or 0.06% of net assets for the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j) All or a portion of the security is out on loan.

(k) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as the investment adviser of the GEI Investment Fund.

(l) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(m) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(n) Illiquid securities.

(o) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.



Abbreviations:

ADR      American Depository Receipt
GDR      Global Depository Receipt
NVDR     Non-Voting Depository Receipt
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN FUND
                                                           -------------------------------------------------------------------------
                                                                                             CLASS 1
                                                           -------------------------------------------------------------------------
                                                                 6/30/08+   12/31/07    12/31/06   12/31/05    12/31/04   12/31/03
                                                           -------------------------------------------------------------------------
INCEPTION DATE                                                         --         --          --         --          --     7/1/85
Net asset value, beginning of period..................             $18.61     $17.69      $16.04     $15.97      $15.09     $12.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income...............................               0.21       0.35        0.36       0.23        0.20       0.16
  Net realized and unrealized gains/(losses) on
   investments                                                      (1.50)      1.71        1.84       0.36        1.04       2.41
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS........              (1.29)      2.06        2.20       0.59        1.24       2.57
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............................                 --       0.35        0.31       0.23        0.20       0.16
  Net realized gains..................................                 --       0.79        0.24       0.29        0.16         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS...................................                 --       1.14        0.55       0.52        0.36       0.16
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................             $17.32     $18.61      $17.69     $16.04      $15.97     $15.09
====================================================================================================================================
TOTAL RETURN (A)......................................              (6.93)%    11.68%(b)   13.75%      3.67%       8.19%     20.31%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)............         $1,376,005  1,525,002  $1,390,230   $959,531    $515,506   $225,867
  Ratios to average net assets:
    Net investment income.............................               2.36%      2.20%       2.33%      1.89%       1.81%      1.58%
    Net Expenses......................................               0.51%      0.52%       0.48%      0.45%       0.49%      0.53%
    Gross Expenses....................................               0.54%      0.56%       0.53%      0.45%       0.49%      0.53%
  Portfolio turnover rate.............................                 93%       176%        138%       146%        141%       115%

                                                         ------------------------------------       --------------------------------
                                                                     CLASS 2                                CLASS 3
                                                         ------------------------------------       --------------------------------
                                                               6/30/08+   12/31/07   12/31/06       6/30/08+   12/31/07   12/31/06
                                                         ------------------------------------       --------------------------------
INCEPTION DATE                                                       --         --     5/1/06             --         --     5/1/06
Net asset value, beginning of period.................            $18.56     $17.68     $17.03         $18.59     $17.69     $17.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income..............................              0.22       0.38       0.26           0.21       0.35       0.12
  Net realized and unrealized gains/(losses) on
     investments                                                  (1.52)      1.67       0.94          (1.52)      1.69       1.10
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS.......             (1.30)      2.05       1.20          (1.31)      2.04       1.22
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..............................                --       0.38       0.31             --       0.35       0.32
  Net realized gains.................................                --       0.79       0.24             --       0.79       0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS..................................                --       1.17       0.55             --       1.14       0.56
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......................            $17.26     $18.56     $17.68         $17.28      $18.59    $17.69
====================================================================================================================================
TOTAL RETURN (A).....................................             (7.00)%    11.63%(b)   7.05%         (6.99)%    11.56%(b)   7.17%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)...........           $16,392    $15,281         $1     $1,365,287 $1,173,708   $396,349
  Ratios to average net assets:
    Net investment income*...........................              2.34%      1.75%      2.33%          2.28%      2.04%      2.09%
    Net Expenses*....................................              0.56%      0.56%      0.57%          0.61%      0.61%      0.62%
    Gross Expenses*..................................              0.58%      0.59%      0.64%          0.63%      0.65%      0.69%
  Portfolio turnover rate............................                93%       176%       138%            93%       176%       138%



See Notes to Financial Statements.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN FUND

                                                                                        ----------------------------------------
                                                                                                     CLASS 4
                                                                                        ----------------------------------------
                                                                                              6/30/08+     12/31/07     12/31/06
                                                                                        --------------     --------     --------
INCEPTION DATE                                                                                      --           --       5/1/06
Net asset value, beginning of period................................................            $18.62       $17.68       $17.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.............................................................              0.22         0.33         0.26
  Net realized and unrealized gains/(losses) on investments.........................             (1.54)        1.73         0.92
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS......................................             (1.32)        2.06         1.18
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.............................................................                --         0.33         0.29
  Net realized gains................................................................                --         0.79         0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.................................................................                --         1.12         0.53
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......................................................            $17.30       $18.62       $17.68
====================================================================================================================================
TOTAL RETURN (A)....................................................................             (7.04)%      11.68%(b)     6.89%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)..........................................               $10           $1           $1
  Ratios to average net assets:
    Net investment income*..........................................................              2.20%        2.06%        2.17%
    Net Expenses*...................................................................              0.76%        0.67%        0.77%
    Gross Expenses*.................................................................              0.79%        0.73%        0.84%
  Portfolio turnover rate...........................................................                93%         176%         138%




NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) The total return includes 0.07% related to the purchases and sales of initial public offerings.

*   Annualized for periods less than one year.

+   Unaudited



See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  TOTAL
                                                                                                                 RETURN
                                                                                                                  FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market* (cost $2,533,061,512)............................................   $2,520,893,480
   Investments in affiliated securities, at market (cost $11,874,019).....................................        9,024,255
   Short-term Investments (at amortized cost).............................................................      413,162,419
   Short-term affiliated investments (at amortized cost)..................................................       77,595,448
   Foreign cash (cost $1,975,650).........................................................................        1,990,578
   Income receivables.....................................................................................        6,616,243
   Receivable for fund shares sold........................................................................        2,896,624
   Variation margin receivable............................................................................           26,718
   Other assets...........................................................................................          697,029
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................    3,032,902,794
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned...............................................................       68,265,361
   Payable for investments purchased......................................................................      205,670,299
   Payable to GEAM........................................................................................        1,273,080
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................      275,208,740
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................   $2,757,694,054
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................    2,697,882,934
   Undistributed (distribution in excess of)
      net investment income...............................................................................       31,546,496
   Accumulated net realized gain (loss)...................................................................       43,082,212
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................      (15,017,796)
      Futures.............................................................................................          161,486
      Foreign currency related transactions...............................................................           38,722
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................   $2,757,694,054
====================================================================================================================================

CLASS 1:
NET ASSETS................................................................................................    1,376,004,922
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................       79,468,918
Net asset value per share.................................................................................           $17.32

CLASS 2:
NET ASSETS................................................................................................       16,392,413
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................          949,496
Net asset value per share.................................................................................           $17.26

CLASS 3:
NET ASSETS................................................................................................    1,365,286,743
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................       78,987,430
Net asset value per share.................................................................................           $17.28

CLASS 4:
NET ASSETS................................................................................................            9,976
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................              577
Net asset value per share.................................................................................           $17.30

* Includes $66,634,057 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  TOTAL
                                                                                                                 RETURN
                                                                                                                  FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ............................................................................................. $   24,475,488
      Interest .............................................................................................     11,705,781
      Interest from affiliated investments* ................................................................      4,366,554
      Less: Foreign taxes withheld .........................................................................     (1,600,531)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ...........................................................................................     38,947,292
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .....................................................................      4,319,286
      Distributors Fees (Note 4)
         Service Class
         Class 1 ...........................................................................................      1,430,387
         Class 2 ...........................................................................................         20,147
         Class 3 ...........................................................................................      1,881,259
         Class 4 ...........................................................................................             20
      Transfer agent .......................................................................................         17,952
      Director's fees                                                                                                31,188
      Custody and accounting expenses ......................................................................        240,139
      Professional fees ....................................................................................         34,666
      Registration expenses ................................................................................         15,780
      Other expenses .......................................................................................         58,320
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .........................................................      8,049,144
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne by the adviser (waiver related to Fund of Fund Investment) ............       (173,179)
      Less: Expenses reimbursed by the adviser .............................................................       (396,106)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .........................................................................................      7,479,859
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ...........................................................................     31,467,433
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .......................................................................................     37,802,280
         Futures ...........................................................................................     (3,958,519)
         Foreign currency transactions .....................................................................       (190,961)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .......................................................................................   (261,374,604)
         Futures                                                                                                    220,474
         Foreign currency transactions .....................................................................          6,366
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ...............................................   (227,494,964)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................................  $(196,027,531)
====================================================================================================================================

* Income attributable to security lending, net of rebate expenses, for the Total Return Fund was $574,808.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                          TOTAL
                                                                                                         RETURN
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         SIX MONTHS ENDED       YEAR ENDED
                                                                                           JUNE 30, 2008       DECEMBER 31,
                                                                                            (UNAUDITED)            2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss).....................................................  $   31,467,433     $    48,294,960
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions..............................................       33,652,800         102,937,090
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................    (261,184,855)         88,839,192
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................    (196,027,531)        240,071,242
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................              --         (27,215,414)
       Class 2.........................................................................              --            (294,066)
       Class 3.........................................................................              --         (20,800,343)
       Class 4.........................................................................              --                 (20)
     Net realized gains
       Class 1.........................................................................              --         (60,978,922)
       Class 2.........................................................................              --            (605,496)
       Class 3.........................................................................              --         (46,682,897)
       Class 4.........................................................................              --                 (48)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --        (156,577,206)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................    (196,242,537)         83,494,036
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1.........................................................................       8,337,752          46,393,598
       Class 2.........................................................................       4,993,572          15,917,245
       Class 3.........................................................................     282,836,122         702,792,548
       Class 4.........................................................................           9,000                  --
     Value of distributions reinvested
       Class 1.........................................................................              --          88,194,336
       Class 2.........................................................................              --             899,559
       Class 3.........................................................................              --          67,483,240
       Class 4.........................................................................              --                  68
     Cost of shares redeemed
       Class 1.........................................................................     (51,900,026)        (73,733,321)
       Class 2.........................................................................      (2,784,566)           (941,263)
       Class 3.........................................................................      (1,761,853)         (3,089,360)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................     239,730,001         843,916,650
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................       43,702,470         927,410,686

NET ASSETS
   Beginning of period.................................................................   2,713,991,584       1,786,580,898
------------------------------------------------------------------------------------------------------------------------------------
   End of period.......................................................................  $2,757,694,054      $2,713,991,584
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD........   $   31,546,496      $       79,063
------------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)
Changes in Fund Shares
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                          TOTAL
                                                                                                         RETURN
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)           2007
------------------------------------------------------------------------------------------------------------------------------------

CLASS 1
Shares sold............................................................................         473,123           2,467,981
Issued for distributions reinvested....................................................              --           4,749,306
Shares redeemed........................................................................      (2,931,153)         (3,869,587)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................      (2,458,030)          3,347,700
====================================================================================================================================
CLASS 2
Shares sold............................................................................         281,247             822,308
Issued for distributions reinvested....................................................              --              48,572
Shares redeemed........................................................................        (154,940)            (47,752)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................         126,307             823,128
====================================================================================================================================
CLASS 3
Shares sold............................................................................      15,950,124          37,246,423
Issued for distributions reinvested....................................................              --           3,637,911
Shares redeemed.......................................................................          (97,809)           (158,444)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................      15,852,315          40,725,890
====================================================================================================================================
CLASS 4
Shares sold............................................................................             513                  --
Issued for distributions reinvested....................................................              --                   4
Shares redeemed........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................             513                   4
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund (the "Fund"), Income Fund, Money Market Fund and Real Estate Securities Fund. The Fund presently offers four classes of shares.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                   Total
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities        $1,514,176,033           $1,476,023,922            $29,188,614            $ 3,019,388,569
Other Financial Instruments      $      161,486           $           --            $        --            $       161,486

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                            Investments           Other Financial
                                                           in Securities            Instruments
------------------------------------------------------------------------------------------------------------------------------------
Balance at 12/31/07                                        $ 34,124,210                $--
   Accrued discounts/premiums                                 (262,197)                 --
   Realized gain (loss)                                       1,080,929                 --
   Change in unrealized
     appreciation (depreciation)                              (806,534)                 --
   Net purchases (sales)                                    (3,042,148)                 --
   Net transfers in and out of Level 3                      (1,905,646)                 --
------------------------------------------------------------------------------------------------------------------------------------
Balance at 6/30/08                                         $ 29,188,614                $--

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes. At June 30, 2008, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
               $3,025,811,736             $189,828,134              $(206,838,287)              $(17,010,153)

As of December 31, 2007, the Fund has no capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                 Capital            Currency
--------------------------------------------------------------------------------
                   $--               $56,233

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

             Ordinary        Long-Term
              Income        Capital Gains         Total
--------------------------------------------------------------------------------
2007       $63,569,771       $93,007,435      $156,577,206
2006        31,461,661        22,853,704        54,315,365

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency transactions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

           Undistributed
           (Distribution
           in Excess of)
          Net Investment             Accumulated
              Income              Net Realized Gain
--------------------------------------------------------------------------------
            $(183,366)                $183,366

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized respectively to call or maturity date, whichever is shorter, using the effective yield method.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                    Annualized based on
                  average daily net assets
--------------------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
              of Fund                    Fees
--------------------------------------------------------------------------------
        First $100 million               0.50%
         Next $100 million               0.45%
         Next $100 million               0.40%
         Next $100 million               0.35%
         Over $400 million               0.30%

Pursuant to an expense limitation agreement with the Fund, GEAM has agreed to limit total operating expenses charged to Fund assets attributable to each class of shares (excluding class specific expenses such as Investor Service Plan Fees (for Class 1 shares), Distribution and Service (12b-1) Fees, and excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to 0.32% of the average daily net assets of the Fund attributable to such shares, in each case on an annual basis. Under the agreement, this expense limitation will continue until April 30, 2009, unless extended. The expense limitation agreement will terminate upon termination of the management agreement, or by the Fund without payment of penalty upon sixty (60) days written notice to GEAM. The agreement can only be changed with the approval of both the Fund's Board of Directors and GEAM.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $19,494 was charged to the Fund.

INVESTOR SERVICE PLAN -- CLASS 1 SHARES The Company adopted an Investor Service Plan (the "Services Plan") on December 9, 2005 with respect to Class 1 shares of the Total Return Fund. The Services Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. The Services Plan provides that during any fiscal year, the amount of compensation paid under the Services Plan by the Total Return Fund Class 1 shares may not exceed the annual rate of 20% of the average daily net assets of the Total Return Fund attributable to such class shares.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2, 3 and 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class 2 shares, 0.30% for Class 3 shares and 0.45% for Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


DIRECTORS' COMPENSATION The Fund pays no compensation to its Directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual Fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008, were as follows:

             Purchases                  Sales
--------------------------------------------------------------------------------
          $2,520,482,603           $2,346,635,878

SECURITY LENDING At June 30, 2008, the Fund participated in securities lending:

              Loaned
          securities at                 Cash
           market value              collateral
--------------------------------------------------------------------------------
            $66,634,057              $68,265,361

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.




[GE logo omitted]

GE Investments Funds, Inc.~

Income Fund




Semi-Annual Report

JUNE 30, 2008


[GE logo omitted]

GE Investments Funds, Inc.
Income Fund

                                                                     Contents
--------------------------------------------------------------------------------



NOTES TO PERFORMANCE................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS..........................     2

NOTES TO SCHEDULE OF INVESTMENTS....................................    13

FINANCIAL STATEMENTS

     Financial Highlights...........................................    14

     Statement of Assets and Liabilities............................    15

     Statement of Operations........................................    16

     Statements of Changes in Net Assets............................    17

     Notes to Financial Statements..................................    18

ADDITIONAL INFORMATION..............................................    24

INVESTMENT TEAM.....................................................    27



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

Income Fund
--------------------------------------------------------------------------------


THE INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY, MARK H. JOHNSON, JAMES F. PALMIERI, LEWIS TATANANNI AND VITA MARIE PIKE. AS LEAD PORTFOLIO MANAGER FOR THE INCOME FUND, MR. COLONNA (PICTURED BELOW) IS VESTED WITH OVERSIGHT AUTHORITY. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE.

PAUL M. COLONNA IS AN EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

WILLIAM M. HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 1997. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK H. JOHNSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 2007. MR. JOHNSON JOINED GE ELECTRIC COMPANY (GE) IN 1998 IN ITS EMPLOYERS REINSURANCE CORPORATION AS A TAXABLE INCOME PORTFOLIO MANAGER. MR. JOHNSON JOINED GE ASSET MANAGEMENT AS A VICE PRESIDENT AND PORTFOLIO MANAGER IN 2002 AND BECAME A SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS IN 2007.

JAMES F. PALMIERI IS A PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. SINCE MARCH 2006, HE HAS MANAGED THE MORTGAGE-BACKED SECURITIES SECTOR FOR THE INCOME FUND. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. PALMIERI WAS A DIRECTOR OF INVESTMENTS FOR CONSTITUTION CORPORATE FEDERAL CREDIT UNION FROM FEBRUARY 2005 TO MARCH 2006 AND A PORTFOLIO MANAGER FOR CIGNA INVESTMENT MANAGEMENT FROM JANUARY 2000 TO FEBRUARY 2005.

LEWIS TATANANNI IS A SENIOR CORPORATE TRADER AT GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE DECEMBER 2007. MR. TATANANNI JOINED GE ASSET MANAGEMENT IN OCTOBER 2002 AND WAS RESPONSIBLE FOR EXECUTING THE INTEREST RATE DERIVATIVE HEDGING PROGRAMS FOR GE ASSET MANAGEMENT'S INSURANCE CLIENTS. MR. TATANANNI JOINED GE IN 1999 AS AN ASSOCIATE AT GE CAPITAL TREASURY AND WAS RESPONSIBLE FOR DEBT ORIGINATION AND DERIVATIVE EXECUTION.

VITA MARIE PIKE IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE JUNE 2004. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, SHE WAS WITH ALLIANCE CAPITAL FOR OVER NINE YEARS SERVING IN A NUMBER OF DIFFERENT CAPACITIES INCLUDING PORTFOLIO MANAGER.


Q. HOW DID THE INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Income Fund returned -0.43% for the Class 1 shares and -1.04% for the Class 4 shares. The Lehman


[photo omitted]

                                                                             Q&A
--------------------------------------------------------------------------------


    Brothers Aggregate Bond Index, the Fund's benchmark, returned 1.13% and the Fund's Lipper peer group of 64 Intermediate Investment Grade Debt Funds returned an average of -0.14% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE SIX-MONTH PERIOD ENDING JUNE 30, 2008.

A. About the only positive thing that can be said for the first half of 2008 is that it is over. The credit crisis born in 2007 deepened in the first quarter of this year, threatening the existence of an 85-year old investment bank/broker-dealer. The Federal Reserve moved aggressively to provide liquidity through typical means such as reducing the federal funds rate target by 225 basis points to 2.00%, and introducing certain new measures including allowing investment banks access to discount window borrowing. The U.S. economy, similar to the global economy, showed little growth. 438,000 jobs were lost in the first six months as reported by the Bureau of Labor Statistics (change in non-farm payrolls). Consumer spending ability have been reduced by higher gas prices, lower home prices and job losses. The rise in energy prices along with other commodities has pushed inflation fears higher, especially at the Federal Reserve. Interest rates at the longer end of the maturity spectrum were little changed from the end of last year. The U.S. Treasury 10-year note yield fell 5 bps to 3.97%. Shorter maturity note yields dropped significantly more, especially during the first quarter, as the Federal Reserve was reducing rates. The yield on the U.S. Treasury 2-year note fell 43 bps to 2.62%. The decline in interest rates translated to positive returns for treasury securities for the first six months. Credit sensitive sectors, however, posted negative returns in the same period as credit concerns deepened. In general, higher quality paper performed better than lower quality.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Declining valuations in sub-prime and Alt-A asset-backed securities held in the Fund portfolio dragged performance below that of the benchmark. Although the market value of these securities constituted a small percentage of the Fund's total portfolio, the continued price dislocation in the market resulted in a large adverse impact to Fund performance. The negative impact to Fund performance was partially offset by timely yield curve positioning throughout the period and the underweight to high-grade corporate bonds, which benefited from general credit spread widening.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             995.65                             3.00

     Class 4                         1,000.00                             989.62                             4.85
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,021.64                             3.02

     Class 4                         1,000.00                           1,019.85                             4.95
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.60% FOR CLASS 1 AND 0.98% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (0.43)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (1.04)% FOR CLASS 4 SHARES.

Income Fund                                                          (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                  GEI INCOME              LB AGGREGATE BOND INDEX

06/98              10,000.00                     10,000.00
12/98              10,383.23                     10,457.85
12/99              10,235.20                     10,371.95
12/00              11,334.44                     11,577.80
12/01              12,176.27                     12,555.37
12/02              13,379.92                     13,842.93
12/03              13,861.59                     14,411.11
12/04              14,335.65                     15,036.38
12/05              14,627.72                     15,401.54
12/06              15,267.12                     16,069.01
12/07              16,004.07                     17,188.47
06/08              15,934.49                     17,382.00


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 1 SHARES (Inception date: 1/3/95)
--------------------------------------------------------------------------------
                               SIX      ONE     FIVE    TEN    ENDING VALUE OF A
                              MONTHS    YEAR    YEAR    YEAR  $10,000 INVESTMENT
--------------------------------------------------------------------------------
Income Fund                   -0.43%    3.32%    2.79%  4.77%       $15,934
--------------------------------------------------------------------------------
LB Aggregate Bond Index        1.13%    7.12%    3.85%  5.68%       $17,382
--------------------------------------------------------------------------------
Lipper peer group average*    -0.14%    5.35%    3.47%  5.09%
--------------------------------------------------------------------------------


CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                       GEI INCOME        LB AGGREGATE BOND INDEX

05/08                  10,000.00               10,000.00
06/08                   9,896.19                9,918.70


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
--------------------------------------------------------------------------------
                                  ONE          SINCE        ENDING VALUE OF A
                                 MONTH       INCEPTION     $10,000 INVESTMENT
--------------------------------------------------------------------------------
Income Fund                       -0.35%       -1.04%            $9,896
--------------------------------------------------------------------------------
LB Aggregate Bond Index           -0.08%       -0.81%            $9,919
--------------------------------------------------------------------------------
Lipper peer group average**       -0.58%        N/A
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $113,275 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Mortgage-Backed 39.8%
Asset-Backed and Other 21.8%
Corporate Notes 17.8%
U.S. Treasuries 17.5%
Federal Agencies 2.7%
Other Investments 0.4%


QUALITY RATINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------

MOODY'S/S&P/                                 PERCENTAGE OF
FITCH RATING***                              MARKET VALUE
--------------------------------------------------------------------------------
Aaa / AAA                                       80.35%
--------------------------------------------------------------------------------
Aa / AA                                          4.42%
--------------------------------------------------------------------------------
A / A                                            4.65%
--------------------------------------------------------------------------------
Baa / BBB                                        4.36%
--------------------------------------------------------------------------------
Ba / BB and lower                                6.22%
--------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP CONSISTING OF 64, 64, 52 AND 22 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP CONSISTING OF 68 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

*** MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.


SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                   INCOME FUND
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 102.0% +


U.S. TREASURIES -- 22.4%

U.S. Treasury Bonds
   4.38%   02/15/38............ $  617,700 $   602,065      (f)
   4.50%   02/15/36............    135,000     134,040
   4.75%   02/15/37............    711,800     735,045
U.S. Treasury Notes
   2.63%   05/31/10............  1,847,000   1,848,154      (h)
   2.75%   02/28/13............  1,161,900   1,134,305
   3.50%   02/15/18............  4,858,100   4,676,300      (h)
   3.63%   10/31/09 - 12/31/12.  7,483,400   7,597,527      (h)
   4.50%   11/15/10 - 05/15/17.     95,000      98,937
   4.63%   11/15/09 - 10/31/11.  2,880,000   2,976,932      (f)
                                            19,803,305

FEDERAL AGENCIES -- 3.4%

Federal Home Loan Mortgage Corp.
   4.13%   12/21/12............  1,070,000   1,073,695
   4.88%   02/09/10............  1,805,000   1,857,145
   8.25%   06/01/26............     60,000      77,342    (f,i)
                                             3,008,182

AGENCY MORTGAGE BACKED -- 36.0%

Federal Home Loan Mortgage Corp.
   4.50%   06/01/33 - 02/01/35.    260,024     241,477      (f)
   5.00%   07/01/35 - 10/01/35.    401,823     386,443      (f)
   5.50%   05/01/20 - 03/01/38.    852,055     843,390      (f)
   6.00%   04/01/17 - 11/01/37.  1,480,294   1,500,847      (f)
   6.50%   01/01/27 - 08/01/36.    498,338     516,230      (f)
   7.00%   10/01/16 - 08/01/36.    173,390     182,836      (f)
   7.50%   11/01/09 - 09/01/33.     21,685      23,218      (f)
   8.00%   11/01/30............     22,573      24,438      (f)
   8.50%   04/01/30 - 05/01/30.     26,517      29,400      (f)
Federal National Mortgage Assoc.
   4.00%   05/01/19 - 06/01/19.    241,274     228,637      (f)
   4.50%   05/01/18 - 12/01/34.  1,014,595     977,995      (f)
   5.00%   03/01/34 - 08/01/35.    533,576     513,508      (f)
   5.26%   04/01/37............    147,220     149,153      (g)
   5.47%   04/01/37............     11,209      11,390      (g)
   5.50%   12/01/13 - 04/01/38.  2,350,680   2,331,682      (f)
   5.52%   04/01/37............    129,265     131,721      (g)
   5.53%   04/01/37............     59,010      60,174      (g)
   5.55%   04/01/37............    139,829     142,534      (g)
   5.59%   04/01/37............    163,654     167,135      (g)
   5.62%   03/01/37............     12,108      12,332      (g)
   5.68%   04/01/37 - 05/01/37.    217,771     222,552      (g)
   5.70%   04/01/37............    195,648     199,952      (g)
   5.71%   04/01/37............     62,637      64,065      (g)
   5.84%   06/01/37............    311,637     318,021      (g)
   6.00%   06/01/14 - 03/01/38.  3,321,507   3,361,302      (f)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

   6.03%   10/01/37............ $  149,078 $   153,110      (g)
   6.50%   07/01/17 - 02/01/35.  1,788,144   1,851,184      (f)
   7.00%   03/01/15 - 06/01/36.    600,073     633,279      (f)
   7.50%   12/01/09 - 03/01/34.    154,325     165,703      (f)
   8.00%   12/01/12 - 11/01/33.    111,956     121,263      (f)
   8.50%   05/01/31............      5,554       6,113      (f)
   9.00%   04/01/16 - 12/01/22.     15,461      16,690      (f)
   5.00%   TBA.................  5,336,000   5,148,023      (b)
   5.50%   TBA.................  8,825,000   8,698,141      (b)
   6.00%   TBA.................    745,000     751,519      (b)
Government National
   Mortgage Assoc.
   4.50%   08/15/33 - 09/15/34.    455,745     426,083      (f)
   5.13%   11/20/22 - 12/20/24.      4,935       4,958    (f,g)
   5.38%   02/20/23 - 02/20/26.     12,729      12,772    (f,g)
   6.00%   04/15/27 - 09/15/36.    446,165     454,696      (f)
   6.50%   04/15/19 - 08/15/36.    404,310     419,690      (f)
   7.00%   03/15/12 - 10/15/36.    249,678     264,660      (f)
   7.50%   11/15/31 - 10/15/33.      9,927      10,656      (f)
   8.00%   12/15/29............      3,653       4,000      (f)
   8.50%   10/15/17............     19,432      21,198      (f)
   9.00%   11/15/16 - 12/15/21.     47,960      52,256      (f)
                                            31,856,426

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9%

Federal Home Loan Mortgage Corp.
   3.53%   11/15/37............    426,328      29,313  (c,e,g)
   4.18%   05/15/36 - 11/15/36.    801,938      71,287  (c,e,g)
   4.33%   04/15/38............    363,723      31,972  (c,e,g)
   4.50%   04/15/13 - 03/15/19.    541,350      49,635  (c,e,f)
   4.83%   09/15/35............    303,439      33,349  (c,e,g)
   5.00%   04/15/14 - 06/15/28.  4,280,119     904,155  (c,e,f)
   5.00%   07/15/28............    275,000     277,892
   5.50%   04/15/17 - 06/15/33.    501,227      94,013  (c,e,f)
   6.91%   11/15/37............    210,145     145,702    (c,d)
   7.14%   12/15/33............    150,000     133,395    (f,g)
   7.50%   01/15/16............     35,207      36,689      (f)
   7.50%   07/15/27............     12,486       3,093  (c,e,f)
   8.00%   02/01/23 - 07/01/24.      6,077       1,628  (c,e,f)
   35.45%  09/25/43............  1,517,585      11,130  (c,e,f)
Federal Home Loan Mortgage STRIPS
   5.39%   08/01/27............      1,522       1,263  (c,d,f)
Federal National Mortgage Assoc.
   1.18%   12/25/42............     99,179       3,567  (c,e,f)
   3.97%   05/25/37 - 06/25/37.  2,174,575     192,190  (c,e,g)
   4.00%   02/25/28............     14,979      14,973      (f)
   4.27%   10/25/35............    755,146      70,058  (c,e,g)
   4.41%   05/25/38............    670,089      57,488  (c,e,g)
   4.50%   05/25/18............    104,117       7,353  (c,e,f)
   4.50%   03/25/38............    371,593      37,780  (c,e,g)
   4.52%   10/25/29............    439,243      37,914(c,e,f,g)
   4.72%   07/25/37............    646,249      74,136  (c,e,g)
   4.75%   11/25/14............     54,087       2,336  (c,e,f)
   5.00%   08/25/17 - 02/25/32.    425,983      51,957  (c,e,f)
   5.00%   10/25/35............     66,090      57,780
   5.11%   05/25/18............    704,363      66,681(c,e,f,g)
   5.12%   09/25/42............  1,046,571     109,890(c,e,f,g)


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

   5.22%   08/25/16............  $ 235,639  $   13,184(c,e,f,g)
   5.50%   01/25/33............    140,699     133,925      (f)
   8.00%   07/25/14............     37,021      37,296      (f)
   31.49%  04/25/38............    432,200      35,014  (c,e,g)
Federal National Mortgage
   Assoc. (Class 1)
   4.50%   09/01/35 - 01/01/36.    644,098     151,629    (c,e)
   5.00%   05/25/38............    197,565      61,772    (c,e)
   5.48%   11/01/34............    336,788     246,156  (c,d,f)
Federal National Mortgage
   Assoc. (Class 2)
   5.00%   09/01/33 - 03/25/38.    394,090     112,488    (c,e)
   5.50%   12/01/33............     89,313      22,466  (c,e,f)
Federal National Mortgage
   Assoc. REMIC
   4.50%   11/25/13............     76,092       1,390  (c,e,f)
   5.00%   10/25/22............    111,049      17,313  (c,e,f)
   7.00%   09/25/20............        812         839      (f)
   11.15%  03/25/31............    358,130     367,364    (f,g)
Federal National Mortgage Assoc.
   REMIC (Class B)
   4.23%   12/25/22............        394         346  (c,d,f)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91%03/25/22............          1           2  (c,e,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00%05/25/22............          9         199  (c,e,f)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   5.00%   08/01/34............  2,098,513     543,318  (c,e,f)
   7.50%   11/01/23............     38,530       8,507  (c,e,f)
   8.00%   08/01/23 - 07/01/24.     13,505       3,716  (c,e,f)
   8.50%   07/25/22............        633         147  (c,e,f)
   9.00%   05/25/22............        413         129  (c,e,f)
                                             4,365,819

ASSET BACKED -- 4.5%

Capital Auto Receivables Asset
   Trust (Class A)
   3.25%   01/15/10............    215,000     213,690    (a,g)
Capital One Master Trust (Class C)
   6.70%   06/15/11............    200,000     200,698  (a,f,i)
Carmax Auto Owner Trust
   4.35%   03/15/10............     76,822      77,100      (f)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   3.04%   02/25/33............     47,476      47,078    (f,g)
   5.75%   05/25/32............     28,126      16,876      (f)
Countrywide Asset-Backed
   Certificates
   3.34%   05/25/33............     14,089      13,913    (f,g)
Ford Credit Floorplan Master Owner
   Trust (Class A)
   5.03%   06/15/11............    500,000     488,956    (c,g)
GSAA Trust
   2.54%   10/25/36............  1,064,614     948,598    (f,g)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Honda Auto Receivables Owner
   Trust (Class A)
   4.15%   10/15/10............ $   99,730  $  100,039      (f)
JP Morgan Mortgage
   Acquisition Corp.
   2.63%   03/01/37............  1,000,000     840,000    (f,g)
Mid-State Trust
   7.54%   07/01/35............      2,339       2,295    (f,i)
Option One Mortgage Loan Trust
   2.61%   07/25/37............  1,000,000     767,231    (f,g)
Peco Energy Transition Trust
   6.52%   12/31/10............    192,000     201,158      (f)
Residential Asset Securities Corp.
   2.98%   07/25/32............      6,049       5,257    (f,g)
Wells Fargo Home Equity Trust
   3.97%   05/25/34............     50,095      48,845      (f)
                                             3,971,734

CORPORATE NOTES -- 22.3%

Abbey National PLC
   7.95%   10/26/29............     65,000      66,109      (f)
AES Ironwood LLC
   8.86%   11/30/25............    250,443     259,835      (f)
Air Jamaica Ltd.
   9.38%   07/08/15............    130,000     132,600    (a,f)
American International Group, Inc.
   5.85%   01/16/18............    111,000     103,991
American Railcar Industries, Inc.
   7.50%   03/01/14............     60,000      55,800      (f)
ARAMARK Corp.
   8.50%   02/01/15............    194,000     190,120
Archer-Daniels-Midland Co.
   6.45%   01/15/38............    109,000     109,282
Arizona Public Service Co.
   6.25%   08/01/16............    165,000     157,178      (f)
BAC Capital Trust VI
   5.63%   03/08/35............    180,000     146,569      (f)
Bank of America Corp.
   8.00%   12/29/49............    116,000     108,677
Bank of America Corp. (Series L)
   5.65%   05/01/18............    250,000     233,397
Bear Stearns Companies Inc.
   5.85%   07/19/10............    153,000     155,374      (f)
   6.95%   08/10/12............    175,000     181,960      (f)
BellSouth Corp.
   4.20%   09/15/09............    100,000     100,204      (f)
   6.55%   06/15/34............     85,000      82,091      (f)
Bertin LTDA
   10.25%  10/05/16............    100,000     103,000    (a,f)
Bristol-Myers Squibb Co.
   5.45%   05/01/18............    118,000     116,403
   5.88%   11/15/36............    100,000      93,285      (f)
British Telecommunications PLC
   8.63%   12/15/10............     65,000      69,794      (f)
Cardinal Health, Inc.
   5.50%   06/15/13............     78,000      77,827


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Cargill Inc.
   5.20%   01/22/13............   $162,000  $  160,445 (a,f)
   6.00%   11/27/17............    191,000     189,904   (a)
Carolina Power & Light Co.
   5.15%   04/01/15............     80,000      79,777   (f)
   5.70%   04/01/35............     45,000      41,948   (f)
   6.13%   09/15/33............    135,000     132,807   (f)
Chesapeake Energy Corp.
   7.25%   12/15/18............    194,000     188,665
Chubb Corp.
   6.50%   05/15/38............     22,000      21,023
Citigroup, Inc.
   5.50%   04/11/13............    161,000     157,313
   8.40%   04/29/49............    118,000     112,172
Clarendon Alumina Production Ltd.
   8.50%   11/16/21............    255,000     257,550 (a,f)
Community Health Systems, Inc.
   8.88%   07/15/15............    194,000     195,213
Consolidated Edison Co of
   New York, Inc.
   5.85%   04/01/18............    113,000     113,421
Constellation Brands, Inc.
   7.25%   05/15/17............    194,000     181,390
COX Communications, Inc.
   6.25%   06/01/18............    165,000     161,072   (a)
   7.13%   10/01/12............     57,000      59,494   (f)
   7.75%   11/01/10............    130,000     136,979   (f)
Credit Suisse
   6.00%   02/15/18............    116,000     111,698
CSC Holdings, Inc.
   8.50%   06/15/15............    194,000     190,605   (a)
CSX Transportation, Inc.
   9.75%   06/15/20............    105,000     126,417   (f)
CVS Caremark Corp.
   5.75%   06/01/17............    214,000     210,480
Dominion Resources, Inc. (Series B)
   6.30%   09/30/66............    395,000     361,525   (f)
Dover Corp.
   6.50%   02/15/11............     90,000      94,406   (f)
DP World Ltd.
   6.85%   07/02/37............    100,000      85,807 (a,f)
Duke Energy Carolinas LLC
   5.38%   01/01/09............     50,000      50,377   (f)
Duke Realty LP
   6.25%   05/15/13............     76,000      74,541
Dynegy Holdings, Inc.
   7.50%   06/01/15............    194,000     178,965
Echostar DBS Corp.
   7.75%   05/31/15............    194,000     188,665   (a)
EI Du Pont de Nemours & Co.
   4.88%   04/30/14............    110,000     110,233   (f)
El Paso Electric Co.
   6.00%   05/15/35............     90,000      75,901   (f)
Empresa Energetica de Sergipe and
   Sociedade Anonima de
   Eletrificaao da Paraiba
   10.50%  07/19/13............     57,000      63,555 (a,f)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Ford Motor Credit Company LLC
   7.88%   06/15/10............   $194,000  $  167,452
Galaxy Entertainment Finance
   Company Ltd.
   9.88%   12/15/12............    100,000      97,000   (f)
GlaxoSmithKline Capital Inc.
   4.85%   05/15/13............     76,000      75,898
   6.38%   05/15/38............     38,000      37,720
Globo Comunicacoe e
   Participacoes S.A.
   7.25%   04/26/22............    100,000      99,000   (a)
GMAC LLC
   6.88%   09/15/11............    194,000     139,403
Goldman Sachs Group, Inc.
   5.95%   01/18/18............     38,000      36,478
   6.15%   04/01/18............     42,000      40,747
   6.60%   01/15/12............    200,000     205,656   (f)
   6.88%   01/15/11............    100,000     103,808
Harrah's Operating Company Inc.
   10.75%  02/01/16............    194,000     161,020   (a)
HCA Inc.
   9.25%   11/15/16............    194,000     199,820
Hewlett-Packard Co.
   5.50%   03/01/18............    108,000     105,776
Hexion US Finance Corp/Hexion
   Nova Scotia Finance ULC
   9.75%   11/15/14............    260,000     235,300   (f)
Honeywell International, Inc.
   5.30%   03/01/18............     98,000      96,538
HSBC Bank USA N.A.
   4.63%   04/01/14............     50,000      47,487
   7.00%   01/15/39............    250,000     244,606
HSBC Capital Funding LP (Series 1)
   9.55%   12/29/49............     44,000      45,909 (a,f)
HSBC Finance Corp.
   6.75%   05/15/11............     95,000      98,727
HSBC Holdings PLC
   6.50%   05/02/36............    100,000      92,977   (f)
Hydro Quebec
   8.50%   12/01/29............     75,000     106,078   (f)
IIRSA Norte Finance Ltd.
   8.75%   05/30/24............    156,388     173,591 (a,f)
ING Capital Funding TR III
   8.44%   12/29/49............    175,000     176,820
ING Groep N.V.
   5.78%   12/29/49............     35,000      29,049
Intergen N.V.
   9.00%   06/30/17............    197,000     203,895   (a)
International Steel Group Inc.
   6.50%   04/15/14............    145,000     147,003
Interoceanica IV Finance Ltd.
   4.31%   11/30/18............    150,000      96,165 (a,c)
   4.53%   11/30/25............    147,635      67,661 (a,c)
Iron Mountain Inc.
   8.00%   06/15/20............    195,000     192,075
John Deere Capital Corp.
   4.50%   04/03/13............    148,000     146,152


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

JP Morgan Chase Bank
   5.88%   06/13/16............ $   25,000  $   24,412
JPMorgan Chase & Co.
   6.40%   05/15/38............    117,000     108,522
Kroger Co.
   6.15%   01/15/20............    118,000     116,751
Lehman Brothers Holdings, Inc.
   2.85%   12/23/08............     20,000      19,617   (g)
   3.00%   10/22/08............     43,000      42,838   (g)
   5.63%   01/24/13............     71,000      67,202
   6.88%   05/02/18............    155,000     150,056
Lippo Karawaci Finance BV
   8.88%   03/09/11............    150,000     145,595
LyondellBasell Industries AF SCA
   8.38%   08/15/15............    300,000     190,500   (a)
Marfrig Overseas Ltd.
   9.63%   11/16/16............    140,000     134,400   (a)
Markel Corp.
   7.35%   08/15/34............     55,000      53,851   (f)
McDonald's Corp.
   5.80%   10/15/17............     80,000      81,661
   6.30%   03/01/38............    109,000     107,976
Mediacom LLC/Mediacom
   Capital Corp.
   9.50%   01/15/13............    230,000     216,775   (f)
Merck & Company, Inc.
   5.75%   11/15/36............     70,000      66,890   (f)
Merrill Lynch & Company, Inc.
   6.88%   04/25/18............     82,000      78,042
Midamerican Energy Holdings Co.
   6.13%   04/01/36............    115,000     110,430   (f)
Mizuho Financial Group Cayman Ltd.
   8.38%   12/29/49............     75,000      75,151
Morgan Stanley
   6.00%   04/28/15............    100,000      95,602
Morgan Stanley (Series F)
   6.63%   04/01/18............    100,000      94,753
Munich Re America Corp. (Series B)
   7.45%   12/15/26............    105,000     105,171   (f)
NAK Naftogaz Ukrainy
   8.13%   09/30/09............    100,000      97,500
Nakilat Inc.
   6.07%   12/31/33............    215,000     190,152 (a,f)
   6.27%   12/31/33............    130,000     115,479 (a,f)
Nelnet, Inc.
   5.13%   06/01/10............    205,000     186,912   (f)
NGPL PipeCo LLC
   7.12%   12/15/17............     81,000      82,787   (a)
Norfolk Southern Corp.
   8.63%   05/15/10............    155,000     166,063   (f)
Norfolk Southern Railway Co.
   9.75%   06/15/20............    170,000     207,766   (f)
Northern States Power
   6.25%   06/01/36............     65,000      66,445   (f)
NorthWestern Corp.
   5.88%   11/01/14............     85,000      83,659   (f)
NRG Energy, Inc.
   7.38%   02/01/16............    195,000     183,544

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

OPTI Canada Inc.
   8.25%   12/15/14............   $132,000  $  131,340
Pacific Bell Telephone Co.
   7.13%   03/15/26............     60,000      60,545   (f)
Pacific Gas & Electric Co.
   5.80%   03/01/37............    105,000      97,894
Parker Hannifin Corp.
   5.50%   05/15/18............     78,000      78,245
Pemex Finance Ltd.
   9.03%   02/15/11............     35,750      38,163   (f)
Pemex Project Funding Master Trust
   5.75%   03/01/18............     30,000      29,625   (a)
   7.88%   02/01/09............     53,000      54,421
PepsiCo, Inc.
   5.00%   06/01/18............    194,000     189,278
Pitney Bowes, Inc.
   3.88%   06/15/13............     89,000      83,872
PNC Preferred Funding Trust I
   6.52%   12/31/49............    125,000      99,666   (a)
Potomac Edison Co.
   5.35%   11/15/14............     95,000      93,100   (f)
Puget Sound Energy, Inc.
   5.48%   06/01/35............    110,000      92,413   (f)
Puget Sound Energy, Inc. (Series A)
   6.97%   06/01/67............    210,000     180,431
Rock-Tenn Co.
   8.20%   08/15/11............    285,000     293,550
Royal Bank of Scotland Group PLC
   5.00%   10/01/14............    115,000     110,206   (f)
Sabine Pass LNG LP
   7.25%   11/30/13............    185,000     168,350
   7.50%   11/30/16............    265,000     238,500
Security Benefit Life Insurance
   8.75%   05/15/16............    120,000     125,317   (a)
Sierra Pacific Resources
   8.63%   03/15/14............    150,000     157,247
Skandinaviska Enskilda Banken AB
   7.50%   03/29/49............    250,000     250,518 (a,f)
Southern Copper Corp.
   7.50%   07/27/35............     29,000      28,397
Sprint Capital Corp.
   7.63%   01/30/11............     54,000      53,055
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%   12/03/14............    210,000     206,619
Stewart Enterprises, Inc.
   6.25%   02/15/13............    135,000     128,250   (f)
Suncor Energy, Inc.
   6.10%   06/01/18............     78,000      78,236
Telecom Italia Capital S.A.
   6.20%   07/18/11............     81,000      82,597
Telefonica Emisiones SAU
   5.86%   02/04/13............    150,000     151,002
Tenneco, Inc.
   8.63%   11/15/14............    194,000     171,205
Tesco PLC
   5.50%   11/15/17............    100,000      97,299   (a)


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

The Travelers Companies Inc.
   5.80%   05/15/18............   $116,000  $  112,863
Time Warner Cable, Inc.
   6.20%   07/01/13............    116,000     117,957
   6.75%   07/01/18............    116,000     116,769
Titan Petrochemicals Group Ltd.
   8.50%   03/18/12............     35,000      18,550      (a)
TNK-BP Finance S.A.
   6.63%   03/20/17............    100,000      88,500      (a)
Transocean, Inc.
   6.00%   03/15/18............    109,000     109,163
Tronox Worldwide LLC
   9.50%   12/01/12............    180,000     146,700      (f)
UBS Preferred Funding Trust I
   8.62%   10/29/49............    125,000     125,605
United Technologies Corp.
   6.13%   07/15/38............     79,000      79,357
Verizon Global Funding Corp.
   7.25%   12/01/10............    193,000     204,898
Verizon Pennsylvania, Inc.
   8.35%   12/15/30............     70,000      78,612      (f)
   8.75%   08/15/31............    110,000     128,591      (f)
VTB Capital S.A.
   3.38%   08/01/08............    115,000     113,850  (a,f,g)
Wachovia Corp. (Series K)
   7.98%   12/31/49............     76,000      69,798
Wal-Mart Stores, Inc.
   5.80%   02/15/18............     78,000      80,761
   6.20%   04/15/38............    120,000     117,669
Weatherford International, Inc.
   5.95%   06/15/12............     70,000      71,383
Wells Fargo & Co.
   5.63%   12/11/17............     40,000      38,702
Westar Energy, Inc.
   7.13%   08/01/09............    100,000     102,618      (f)
Westlake Chemical Corp.
   6.63%   01/15/16............    250,000     210,000      (f)
Xerox Corp.
   6.35%   05/15/18............    116,000     114,504
XTO Energy, Inc.
   6.38%   06/15/38............     76,000      72,005
                                            19,680,353

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%

Banc of America Commercial
   Mortgage Inc.
   5.32%   09/10/47............    148,000     145,624      (f)
Banc of America Commercial
   Mortgage Inc. (Class A)
   5.49%   02/10/51............    360,000     334,308
   6.48%   06/10/49............    320,000     302,501    (c,g)
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.88%   04/10/17............    100,000      72,050    (f,i)
Banc of America Funding Corp.
   5.73%   03/20/36............     69,470      28,196  (f,g,i)
   5.80%   02/20/36............    174,087      79,004    (f,i)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Banc of America Mortgage
   Securities Inc. (Class B)
   5.38%   01/25/36............  $  74,340  $   43,489    (f,g)
Bear Stearns Commercial
   Mortgage Securities
   5.48%   10/12/41............    245,000     242,117      (f)
   5.53%   10/12/41............    245,000     236,896      (f)
   6.02%   02/14/31............    273,100     274,183      (f)
Bear Stearns Commercial
   Mortgage Securities (Class D)
   6.18%   09/11/42............     20,000      12,292    (a,i)
Countrywide Alternative Loan Trust
   5.98%   05/25/36............     24,397         488    (f,i)
   6.00%   03/25/36 - 08/25/36.    131,676      11,164    (f,i)
Countrywide Alternative Loan
   Trust (Class B)
   6.00%   05/25/36 - 08/25/36.     63,895       6,311    (f,i)
Credit Suisse Mortgage
   Capital Certificates
   5.47%   09/15/39............    217,000     206,273      (f)
Credit Suisse Mortgage
   Capital Certificates (Class C)
   5.65%   02/25/36............     38,932      11,074    (f,i)
Crusade Global Trust (Class A)
   3.00%   09/18/34............     80,002      78,677    (f,g)
CS First Boston Mortgage
   Securities Corp.
   1.57%   03/15/35............  2,982,484      64,926  (a,f,i)
   5.25%   08/25/34............     57,865      54,307      (f)
   5.34%   10/25/35............     73,485      29,394    (f,i)
   6.13%   04/15/37............    175,000     178,592      (f)
   6.79%   07/15/37............  2,378,726      46,615(a,c,f,i)
First Union-Lehman Brothers-
   Bank of America
   6.56%   11/18/35............          1           1
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%   05/15/35............     53,341      53,259      (f)
   6.47%   04/15/34............    157,110     161,030      (f)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   6.68%   12/10/41............  3,518,652      54,730  (c,f,i)
Greenwich Capital Commercial
   Funding Corp.
   5.12%   04/10/37............    301,000     300,382      (f)
Indymac INDA Mortgage Loan Trust
   5.16%   01/25/36............     99,700      62,233    (f,i)
Indymac INDA Mortgage Loan
   Trust (Class B)
   5.16%   01/25/36............     99,700      66,297    (f,i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   1.27%   01/12/39............  2,252,534      53,276  (a,f,i)
   6.40%   02/12/51............     40,000      26,298    (a,i)
   6.47%   11/15/35............    190,000     195,198      (f)
LB-UBS Commercial Mortgage Trust
   4.06%   09/15/27............    326,666     323,959      (f)
   6.23%   03/15/26............    130,000     131,126      (f)
   6.62%   01/18/12............  2,978,356      56,543  (c,f,i)


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

   11.40%  10/15/35............ $  754,533  $   27,179(a,c,f,i)
   12.31%  03/15/36............  3,164,794      71,218(a,c,f,i)
   12.51%  02/15/40............  2,685,261      46,464(a,c,f,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.13%   12/15/30............    172,000     175,352      (f)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%   07/14/16............     34,000      35,144    (a,f)
LB-UBS Commercial Mortgage
   Trust (Class F)
   6.45%   07/15/40............     70,000      46,470      (i)
LB-UBS Commercial Mortgage
   Trust (Class X)
   7.07%   09/15/39............  6,676,493     168,786  (c,f,i)
MASTR Alternative Loans Trust
   5.00%   08/25/18............    148,499      23,017  (c,e,f)
MLCC Mortgage Investors, Inc.
   5.37%   02/25/36............     59,995      50,000      (f)
Morgan Stanley Capital I
   5.28%   12/15/43............    102,000     100,353      (f)
   5.33%   12/15/43............    102,000      95,928      (f)
   5.39%   11/12/41............    280,000     225,098      (f)
   5.44%   02/12/44............    250,000     239,370      (a)
   5.69%   04/15/49............    600,000     565,796      (f)
   5.71%   07/12/44............    100,000      98,542      (f)
   7.11%   04/15/33............    452,560     460,987      (f)
Morgan Stanley Capital I (Class A)
   5.36%   02/12/44............    175,000     170,919
Morgan Stanley Dean Witter Capital I
   7.20%   10/15/33............    156,367     161,801      (f)
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.54%   02/15/31............     10,192      10,440      (f)
Nomura Asset Securities Corp.
   (Class A)
   6.59%   03/15/30............     34,088      34,247      (f)
Residential Funding Mortgage
   Securities I
   5.75%   01/25/36............     97,498      68,557    (f,i)
   5.75%   01/25/36............     97,498      57,726      (f)
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%   08/25/35............    105,897     104,325    (f,g)
   5.50%   01/25/36............    149,991     100,457      (f)
                                             7,080,989

SOVEREIGN BONDS -- 0.5%

Banco Nacional de Desenvolvimento
   Economico e Social
   6.37%   06/16/18............    100,000      99,500      (a)
Government of Brazil
   8.00%   01/15/18............     76,000      84,398
Government of Jamaica
   8.00%   06/24/19............    100,000      91,000
Government of Korea Railroad Corp.
   5.38%   05/15/13............    100,000      99,063      (a)

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

Government of Panama
   6.70%   01/26/36............  $ 105,000 $   106,575
                                               480,536

TOTAL BONDS AND NOTES
 (COST $92,785,618)...........             90,247,344

--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 13.5%
--------------------------------------------------------------------------------

ASSET BACKED -- 10.9%

Bear Stearns Asset Backed
   Securities Trust
   2.70%   11/25/35............  1,406,110   1,357,246    (f,g)
Countrywide Asset-Backed
   Certificates
   2.59%   06/25/35............    318,314     296,769    (f,g)
Fleet Home Equity Loan Trust
   (Class A)
   2.73%   01/20/33............    223,217     155,438    (f,g)
Nissan Auto Lease Trust
   2.54%   02/15/13............  1,340,000   1,314,339    (f,g)
RAAC Series (Class A)
   2.65%   08/25/36............  4,353,000   3,769,984    (f,g)
Residential Asset Mortgage
   Products, Inc.
   2.68%   04/25/35............  2,878,816   2,673,019    (f,g)
   3.14%   12/25/33............      3,725       3,722    (f,g)
Residential Asset Mortgage
   Products, Inc. (Class A)
   3.04%   06/25/32............     30,339      25,956    (f,g)
                                             9,596,473

CORPORATE NOTES -- 0.6%

Morgan Stanley
   2.82%   05/07/09............    550,000     541,422      (g)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%

JP Morgan Alternative Loan Trust
   2.54%   08/25/36............    458,085     454,695    (f,g)
Puma Finance Ltd. (Class A)
   2.91%   10/11/34............    112,505     108,726    (f,g)
Residential Accredit Loans, Inc.
   2.66%   07/25/36............  1,824,041   1,246,415    (f,g)
                                             1,809,836

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
 (COST $13,498,165)............             11,947,731


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                  VALUE
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.5%
--------------------------------------------------------------------------------

GEI Investment Fund
  (COST $554,067)..............           $    421,091(j)


TOTAL INVESTMENT IN SECURITIES
 (COST $106,837,850)..........             102,616,166

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.1% *
--------------------------------------------------------------------------------
GE Money Market Fund
   Institutional Class
  1.93%........................             10,658,729(c,k)
  (COST $10,658,729)


TOTAL INVESTMENTS
 (COST $117,496,579)..........             113,274,895


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (28.1)%................           (24,830,421)
                                          ------------

NET ASSETS-- 100.0% ...........           $ 88,444,474
                                          ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at June 30,2008 (unaudited):

                                    NUMBER      CURRENT        UNREALIZED
                    EXPIRATION        OF        NOTIONAL      APPRECIATION/
DESCRIPTION            DATE        CONTRACTS      VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------

Euro Schatz
   Futures        September 2008       8     $  1,289,745        $  (1,933)
U.S. Treasury
   Notes 2 Yr.
   Futures        September 2008      63       13,305,797           72,030
U.S. Treasury
   Notes 5 Yr.
   Futures        September 2008      19        2,100,539              823


The GEI Income Fund had the following short futures contracts open at June 30,2008 (unaudited):

                                     NUMBER     CURRENT
                    EXPIRATION         OF       NOTIONAL       UNREALIZED
DESCRIPTION            DATE         CONTRACTS     VALUE        DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 10 Yr.
   Futures        September 2008       40      $(4,556,875)     $(38,884)
                                                                --------
                                                                $ 32,131
                                                                ========


* The financial statement figure presented above for Short-Term Investments includes collateral received from transactions such as loans of portfolio securities and amounts held pending settlement of securities transactions. In evaluating the Fund's net cash level, portfolio management takes into account certain of the Fund's liabilities in excess of other assets, such as liabilities associated with loans of portfolio securities and securities pending settlement, and equitized cash. The Fund's net cash level is not expected to exceed 5%.


See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $5,152,820 or 5.83% of net assets for the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c) Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(h) All or a portion of the security is out on loan.

(i) Step coupon bond. Security becomes interest bearing at a future date.

(j) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(l) Illiquid securities.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.



Abbreviations:

REMIC   Real Estate Mortgage Investment Conduit

STRIPS  Separate Trading of Registered Interest and Principal of Security

TBA     To be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


INCOME FUND

                                                                        CLASS 1                                           CLASS 4
                                                ----------------------------------------------------------------------  ------------
                                                6/30/08+    12/31/07    12/31/06    12/31/05    12/31/04    12/31/03      6/30/08+
                                                ----------------------------------------------------------------------  ------------
INCEPTION DATE                                        --          --          --          --          --      1/3/95        5/1/08
Net asset value, beginning of period....          $11.50      $11.80      $11.84      $12.25      $12.61      $12.93        $11.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income................            0.20        0.81        0.56        0.61        0.55        0.51          0.12
   Net realized and unrealized
      gains/(losses) on investments.....           (0.25)      (0.25)      (0.04)      (0.36)      (0.12)      (0.04)        (0.24)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS.           (0.05)       0.56        0.52        0.25        0.43        0.47         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income................              --        0.86        0.56        0.61        0.57        0.56            --
   Net realized gains...................              --          --          --        0.05        0.22        0.23            --
   Return of capital....................              --          --          --        0.00(b)       --          --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.....................              --        0.86        0.56        0.66        0.79        0.79            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........          $11.45      $11.50      $11.80      $11.84      $12.25      $12.61        $11.44
====================================================================================================================================
TOTAL RETURN (a)........................           (0.43)%      4.83%       4.37%       2.04%       3.42%       3.60%        (1.04)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)      $88,435     $93,480    $126,732    $116,558    $135,172    $189,318           $10
   Ratios to average net assets:
      Net investment income*............            4.55%       5.07%       5.07%       4.49%       3.82%       3.24%         4.04%
      Expenses*.........................            0.60%       0.61%       0.61%       0.60%       0.59%       0.55%         0.98%
   Portfolio turnover rate..............             181%        448%        270%        311%        343%        419%          181%


NOTES TO FINANCIAL HIGHLIGHTS


(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Less than $0.01 per share.

*   Annualized for periods less than one year

+   Unaudited


See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                               INCOME
                                                                                                                FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market* (cost $106,283,783).............................................. $102,195,075
   Investments in affiliated securities, at market (cost $554,067)........................................      421,091
   Short-term affiliated investments (at amortized cost)..................................................   10,658,729
   Cash...................................................................................................        4,067
   Foreign cash (cost $14,519)............................................................................       14,684
   Income receivables.....................................................................................      831,574
   Variation margin receivable............................................................................        2,239
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS.......................................................................................  114,127,459
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned...............................................................   11,350,437
   Payable for investments purchased......................................................................   14,120,679
   Payable for fund shares redeemed.......................................................................      150,789
   Payable to GEAM........................................................................................       43,473
   Accrued other expenses.................................................................................       17,090
   Other liabilities......................................................................................          517
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES..................................................................................   25,682,985
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $ 88,444,474
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in........................................................................................   94,913,077
   Undistributed (distribution in excess of)
      net investment income...............................................................................    2,078,490
   Accumulated net realized gain (loss)...................................................................   (4,357,705)
   Net unrealized appreciation/(depreciation) on:
      Investments.........................................................................................   (4,221,684)
      Futures.............................................................................................       32,131
      Foreign currency related transactions...............................................................          165
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................ $ 88,444,474
====================================================================================================================================
CLASS 1:

NET ASSETS................................................................................................   88,434,579
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................    7,724,220
Net asset value per share.................................................................................       $11.45

CLASS 4:

NET ASSETS................................................................................................        9,895
Shares outstanding ($0.01 par value; unlimited shares authorized).........................................          865
Net asset value per share.................................................................................       $11.44

* Includes $11,066,993 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                INCOME
                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Interest ............................................................................. $ 2,122,829
      Interest from affliated investments* .................................................     231,871
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ...........................................................................   2,354,700
------------------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .....................................................     229,225
      Distributors Fees (Note 4)
         Class 4 ...........................................................................           7
      Transfer agent .......................................................................          36
      Director's fees ......................................................................       1,140
      Custody and accounting expenses ......................................................      38,034
      Professional fees ....................................................................       9,970
      Registration expenses ................................................................       2,250
      Other expenses .......................................................................       3,692
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .........................................     284,354
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser (waiver related to Fund of Fund Investment) .      (8,476)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .........................................................................     275,878
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ...........................................................   2,078,822
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .......................................................................     191,378
         Futures ...........................................................................    (106,425)
         Foreign currency transactions .....................................................      19,947
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .......................................................................  (2,517,173)
         Futures ...........................................................................      12,683
         Foreign currency transactions .....................................................     (11,544)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ...............................  (2,411,134)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................ $  (332,312)
====================================================================================================================================

* Income attributable to security lending, net of rebate expenses, for the Income Fund was $116,219.



See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         INCOME
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2008      DECEMBER 31,
                                                                                             (UNAUDITED)            2007
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss).....................................................  $    2,078,822      $    6,063,136
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions...............................................         104,900          (1,836,297)
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign
       currency translation............................................................      (2,516,034)            869,126
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations...........................................        (332,312)          5,095,965
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1.........................................................................              --          (6,474,080)
       Class 4.........................................................................              --                  --
     Net realized gains
       Class 1.........................................................................              --                  --
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.................................................................              --          (6,474,080)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions.................        (332,312)         (1,378,115)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1.........................................................................       5,531,231          17,556,568
       Class 4.........................................................................          10,000                  --
     Value of distributions reinvested
       Class 1.........................................................................              --           6,474,080
       Class 4.........................................................................              --                  --
     Cost of shares redeemed
       Class 1.........................................................................     (10,244,543)        (55,904,876)
       Class 4.........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions...................................      (4,703,312)        (31,874,228)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.............................................      (5,035,624)        (33,252,343)

NET ASSETS
   Beginning of period.................................................................      93,480,098         126,732,441
------------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................   $  88,444,474       $  93,480,098
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD........    $   2,078,490       $        (332)
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
CLASS 1
Shares sold............................................................................         477,494           1,471,130
Issued for distributions reinvested....................................................              --             567,904
Shares redeemed........................................................................        (885,396)         (4,649,537)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................        (407,902)         (2,610,503)
====================================================================================================================================
CLASS 4
Shares sold............................................................................             865                  --
Issued for distributions reinvested....................................................              --                  --
Shares redeemed........................................................................              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares.................................................             865                  --
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund (the "Fund"), Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.    SUMMARY OF SIGNIFICANT
      ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

                                     Level 1                  Level 2                 Level 3                   Total
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities          $33,957,331             $ 75,199,116             $4,118,448              $ 113,274,895
Other Financial Instruments        $    32,131             $         --             $       --              $      32,131

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                            Investments           Other Financial
                                                           in Securities            Instruments
--------------------------------------------------------------------------------------------------------

Balance at 12/31/07                                         $ 5,928,445             $  --
   Accrued discounts/premiums                                 (291,687)                --
   Realized gain (loss)                                       (106,327)                --
   Change in unrealized
     appreciation (depreciation)                                755,113                --
   Net purchases (sales)                                     (1,956,528)               --
   Net transfers in and out of Level 3                         (210,568)               --
--------------------------------------------------------------------------------------------------------
Balance at 6/30/08                                          $ 4,118,448             $  --


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instuments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain,

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

 At June 30, 2008, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax                   Net Tax
               Investments for             Unrealized                 Unrealized                Depreciation
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------
                $117,045,518                $905,596                 $(5,230,286)               $(4,324,690)

As of December 31, 2007, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                  Amount                Expires
---------------------------------------------------------------------
                $1,055,894             12/31/13
                 1,322,182             12/31/14
                 1,315,125             12/31/15

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                  Capital              Currency
---------------------------------------------------------------------
                 $647,022                $332

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                       Long-Term      Return
           Ordinary     Capital         of
            Income        Gains       Capital       Total
--------------------------------------------------------------------------------
2007      $6,169,021       $--       $305,059    $6,474,080
2006       5,692,439        --             --     5,692,439

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated      Paid in
            Income       Net Realized Gain   Capital
--------------------------------------------------------------------------------

           $335,829          $(30,770)     $(305,059)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


 3.  LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .50%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ended June 30, 2008, $730 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2008 were as follows:

                 Purchases               Sales
--------------------------------------------------------------------------------

               $192,362,312          $187,018,544

SECURITY LENDING At June 30, 2008, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral
--------------------------------------------------------------------------------
                $11.066,993           $11,350,437

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J. Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE logo omitted]

GE Investments Funds, Inc.

Money Market Fund




Semi-Annual Report

JUNE 30, 2008


[GE LOGO OMITTED]

GE Investments Funds, Inc.

Money Market Fund
--------------------------------------------------------------------------------


                                                                        Contents


NOTES TO PERFORMANCE ....................................................   1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..............................   2

NOTES TO SCHEDULE OF INVESTMENTS ........................................   8

FINANCIAL STATEMENTS

     Financial Highlights ...............................................   9

     Statement of Assets and Liabilities ................................  10

     Statement of Operations ............................................  11

     Statements of Changes in Net Assets ................................  12

     Notes to Financial Statements ......................................  13

ADDITIONAL INFORMATION ..................................................  17

INVESTMENT TEAM .........................................................  20


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.


------------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

Money Market Fund
--------------------------------------------------------------------------------

THE MONEY MARKET FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES JAMES C. GANNON, MICHAEL E. MARTINI AND ANDREW A. MASELLI. AS LEAD PORTFOLIO MANAGER FOR THE MONEY MARKET FUND, MR. MARTINI (PICTURED BELOW) HAS OVERSIGHT RESPONSIBILITIES OVER THE FUND.

MICHAEL E. MARTINI IS A PORTFOLIO MANAGER AT GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE JOINING GE ASSET MANAGEMENT IN MARCH OF 2008. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. MARTINI WAS A VICE PRESIDENT AT CERES CAPITAL PARTNERS LLC, WHERE HE WORKED AT THE FIRM'S TREASURY DESK FROM MARCH 2006 TO JANUARY 2008, AND A SENIOR VICE PRESIDENT AT PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) FROM 1996 TO 2004, WHERE HE WAS A PORTFOLIO MANAGER AT THE FIRM'S MONEY MARKET/SHORT-TERM DESK.

ANDREW A. MASELLI IS AN ASSISTANT PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE APRIL 2003. MR. MASELLI JOINED GE ASSET MANAGEMENT IN 1998 AS A DATA INTEGRITY ANALYST IN TRADE OPERATIONS, WHERE HE HELD VARIOUS POSITIONS BOTH IN EQUITIES AND FIXED INCOME SUPPORT. IN 2002, HE WAS PROMOTED TO SENIOR TRADE SUPPORT SPECIALIST WORKING ON THE SHORT-TERM DESK AND BECAME AN ASSISTANT PORTFOLIO MANAGER IN JUNE 2005.

JAMES C. GANNON IS AN ASSISTANT PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE DECEMBER 2000. SINCE JOINING GE ASSET MANAGEMENT IN 1995, MR. GANNON SERVED IN VARIOUS POSITIONS AT GE ASSET MANAGEMENT INCLUDING TRADE OPERATIONS SPECIALIST IN FIXED INCOME, AND BECAME AN ASSISTANT PORTFOLIO MANAGER IN FEBRUARY 2003.


Q. HOW DID THE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Money Market Fund returned 1.38%. The 90-day Treasury Bill, the Fund's benchmark, returned 0.94% and the Fund's Lipper peer group of 108 Money Market funds returned an average of 1.35% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE SIX-MONTH PERIOD ENDING JUNE 30, 2008.

A. About the only positive thing that can be said for the first half of 2008 is that it is over. The credit crisis born in 2007 deepened in the first quarter of this year, threatening the existence of an 85-year old investment bank/broker-dealer. The Federal Reserve moved aggressively to provide liquidity through typical means such as reducing the federal funds rate target by 225 basis points to 2.00%, and introducing


[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


    certain new measures including allowing investment banks access to discount window borrowing. The U.S. economy, similar to that of the global economy, showed little growth. 438,000 jobs were lost in the first six months as reported by the Bureau of Labor Statistics (change in non-farm payrolls). Consumer spending ability have been reduced by higher gas prices, lower home prices and job losses. The rise in energy prices along with other commodities has pushed inflation fears higher, especially at the Federal Reserve. Interest rates at the longer end of the maturity spectrum were little changed from the end of last year. The U.S. Treasury 10-year note yield fell 5 bps to 3.97%. Shorter maturity note yields dropped significantly more, especially during the first quarter, as the Federal Reserve was reducing rates. The yield on the U.S. Treasury 2-year note fell 43 bps to 2.62%. The decline in interest rates translated to positive returns for treasury securities for the first six months. Credit sensitive sectors, however, posted negative returns in the same period as credit concerns deepened. In general, higher quality paper performed better than lower quality.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Positioning along the short end of the maturity spectrum was the primary driver of the Fund's return. The average portfolio maturity was extended to take advantage of falling short-term yields as the Federal Reserve continued its aggressive monetary policy of lowering the fed funds rate target.

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides infor mation about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2008 - JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                   ACCOUNT VALUE                  EXPENSES
                                 THE BEGINNING OF                    AT THE END OF                PAID DURING
                                  THE PERIOD ($)                    THE PERIOD ($)               THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**               1,000.00                           1,013.84                      2.26
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
  (2.5% for the period)            1,000.00                           1,022.37                      2.27
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.45% (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WAS: 1.38%.

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                            GEI MONEY MARKET                90 DAY T-BILL
06/98                          10,000.00                      10,000.00
12/98                          10,256.75                      10,231.96
12/99                          10,769.84                      10,720.51
12/00                          11,441.41                      11,364.30
12/01                          11,897.49                      11,757.74
12/02                          12,074.14                      11,949.45
12/03                          12,168.41                      12,072.17
12/04                          12,283.44                      12,240.90
12/05                          12,626.61                      12,634.66
12/06                          13,213.44                      13,243.53
12/07                          13,864.11                      13,832.61
06/08                          14,056.01                      13,964.54


Money Market Fund (ending value $14,056)
90-Day T-Bill (ending value $13,965)


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008
----------------------------------------------------------------------------------------------

                                       SIX           ONE           FIVE          TEN
                                      MONTHS         YEAR          YEAR          YEAR
----------------------------------------------------------------------------------------------
Money Market Fund                      1.38%         3.84%         2.99%         3.46%
----------------------------------------------------------------------------------------------
90 Day T-Bill                          0.94%         2.93%         3.05%         3.40%
----------------------------------------------------------------------------------------------
Lipper peer group average*             1.35%         3.72%         2.87%         3.34%
----------------------------------------------------------------------------------------------
Inception date                       7/1/85
----------------------------------------------------------------------------------------------


FUND YIELD AT JUNE 30, 2008
--------------------------------------------------------------------------------

                                  FUND       IBC'S MONEY FUND**
--------------------------------------------------------------------------------
7-DAY CURRENT                     1.78%+           1.84%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                   1.80%            1.86%
--------------------------------------------------------------------------------


CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT JUNE 30, 2008.

** IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD FOR ALL MAJOR MONEY MARKET
   FUNDS.


AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


INVESTMENT PROFILE

A fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term U.S. dollar-denominated money market instruments.


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE MONEY MARKET FUNDS PEER GROUP CONSISTING OF 108, 108, 99 AND 70 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MONEY MARKET FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio Composition based on a Market Value of $398,885
(in thousands) as of June 30, 2008

[Pie chart omitted -- plot points are as follows:]

U.S. Governments 63.9%
Repurchase Agreements 26.9%
Corporate Notes 6.5%
Certificates Of Deposit 2.7%
Time Deposit 0.0%*

* less than 0.1%


                                   PRINCIPAL     AMORTIZED
                                    AMOUNT        COST
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 98.7% +
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 63.0%

U.S. AGENCIES

Federal Home Loan Bank Discount Notes
   2.08%    07/23/08            $  8,660,000  $  8,649,072(a)
   2.10%    07/25/08               6,450,000     6,441,034(a)
   2.15%    08/15/08               7,810,000     7,789,108(a)
   2.18%    11/14/08               2,840,000     2,816,826(a)
   2.19%    07/11/08              11,900,000    11,892,761(a)
   2.19%    07/16/08              13,060,000    13,048,083(a)
   2.21%    07/18/08               4,000,000     3,995,826(a)
   2.22%    07/30/08              11,810,000    11,788,975(a)
   2.23%    08/29/08              11,520,000    11,478,086(a)
Federal Home Loan Bank
   2.03%    04/23/09               9,350,000     9,350,000
   2.52%    04/21/09               6,000,000     5,999,400
Federal Home Loan Mortgage Discount Notes
   2.06%    07/01/08              16,020,000    16,020,000(a)
   2.10%    11/03/08               9,920,000     9,848,140(a)
   2.14%    07/17/08              16,000,000    15,984,818(a)
   2.20%    07/03/08              13,860,000    13,858,306(a)
   2.25%    07/23/08               9,620,000     9,606,784(a)
   2.26%    07/31/08               9,530,000     9,512,052(a)
Federal Home Loan Mortgage
   2.06%    03/24/09              13,850,000    13,850,000

                                   PRINCIPAL     AMORTIZED
                                    AMOUNT        COST
--------------------------------------------------------------------------------

Federal National Mortgage Assoc. Discount Notes
   2.06%    07/09/08            $  9,000,000  $  8,995,900(a)
   2.09%    09/10/08              15,150,000    15,088,150(a)
   2.12%    08/06/08               4,210,000     4,201,159(a)
   2.13%    10/22/08               5,000,000     4,966,963(a)
   2.14%    09/24/08               6,500,000     6,467,541(a)
   2.14%    10/08/08               5,530,000     5,497,760(a)
   2.18%    11/12/08               3,000,000     2,975,880(a)
   2.20%    07/25/08              18,610,000    18,582,829(a)
   2.31%    11/05/08               6,090,000     6,040,909(a)
                                               254,746,362

REPURCHASE AGREEMENTS -- 26.5%

Goldman Sachs
   2.40% dated 06/30/08, to be
   repurchased at $33,902,260 on
   07/01/08 collateralized by
   $34,578,043 U.S. Government
   Agency Bonds, 6.00%,
   maturing 02/15/26
   07/01/08                       33,900,000    33,900,000
HSBC
   2.50% dated 06/30/08, to be
   repurchased at $22,002,082 on
   07/01/08 collateralized by
   $22,442,122 U.S. Government
   Agency Bonds, 4.50% and 4.75%,
   maturing 10/09/09 and 11/19/12
   07/01/08                       22,000,000    22,000,000
Morgan Stanley
   2.40% dated 06/30/08, to be
   repurchased at $13,870,925 on
   07/01/08 collateralized by
   $14,166,435 U.S. Government
   Agency Bonds, 0.00%,
   maturing 10/31/2008
   07/01/08                       13,870,000    13,870,000
Barclays Bank
   2.50% dated 06/30/08, to be
   repurchased at $11,600,806 on
   07/01/08 collateralized by
   $11,832,482 U.S. Government
   Agency Bonds, 5.51%,
   maturing 01/23/23
   07/01/08                       11,600,000    11,600,000
Deutsche Bank
   2.50% dated 06/30/08, to be
   repurchased at $25,901,799 on
   07/01/08 collateralized by
   $26,418,662 U.S. Government
   Agency Bonds, 5.75%,
   maturing 01/24/23
   07/01/08                       25,900,000    25,900,000
                                               107,270,000


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

MONEY MARKET FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                   PRINCIPAL     AMORTIZED
                                    AMOUNT        COST
--------------------------------------------------------------------------------

CORPORATE NOTES -- 6.5%

Merrill Lynch & Company, Inc.
   2.64%    08/22/08             $15,000,000 $  15,000,000(c)
Morgan Stanley Group Inc.
   (Series F)
   2.61%    03/02/09              11,130,000    11,130,000(c)
                                                26,130,000

TIME DEPOSIT -- 0.1%

State Street Corp.
   1.40%    07/01/08                 158,922       158,922(b)

CERTIFICATES OF DEPOSIT -- 2.6%

Canadian Imperial Bank
   2.49%    10/22/08              10,580,000    10,580,000(c)

TOTAL SHORT-TERM INVESTMENTS
   (COST $398,885,284)                         398,885,284


OTHER ASSETS AND LIABILITIES, NET-- 1.3%         5,451,361
                                              ------------

NET ASSETS-- 100.0%                           $404,336,645
                                              ============


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Coupon amount represents effective yield.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(c) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------


MONEY MARKET FUND

                                                 6/30/08+          12/31/07          12/31/06
------------------------------------------------------------------------------------------------------
INCEPTION DATE                                         --                --                --
Net asset value, beginning of period ...........     1.00             $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................     0.01              0.05              0.05
   Net realized and unrealized
      gains on investments .....................       --                --                --
------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ........     0.01              0.05              0.05
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................     0.01              0.05              0.05
   Return of capital ...........................       --                --                --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................     0.01              0.05              0.05
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................    $1.00             $1.00             $1.00
======================================================================================================
TOTAL RETURN (A) ...............................     1.38%             4.92%             4.65%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .... $404,337          $340,690          $279,622
   Ratios to average net assets:
      Net investment income* ...................     2.76%             4.81%             4.58%
      Net expenses* ............................     0.45%             0.48%             0.49%
      Gross expenses* ..........................     0.45%             0.48%             0.49%

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------


MONEY MARKET FUND

                                                    12/31/05          12/31/04          12/31/03
--------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --                --            7/1/85
Net asset value, beginning of period ...........      $1.00             $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................       0.03              0.01              0.01
   Net realized and unrealized
      gains on investments .....................         --                --              0.00(b)
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ........       0.03              0.01              0.01
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................       0.03              0.01              0.01
   Return of capital ...........................       0.00(b)             --                --
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................       0.03              0.01              0.01
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................      $1.00             $1.00             $1.00
==================================================================================================
TOTAL RETURN (A) ...............................       2.79%             0.95%             0.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....   $250,149          $278,703          $392,533
   Ratios to average net assets:
      Net investment income* ...................       2.74%             0.92%             0.80%
      Net expenses* ............................       0.49%             0.47%             0.43%
      Gross expenses* ..........................       0.49%             0.47%             0.43%



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.
(b)  Less than $0.01 per share.
*    Annualized for periods less than one year.
+    Unaudited



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------


                                                                                                           MONEY
                                                                                                          MARKET
                                                                                                           FUND
----------------------------------------------------------------------------------------------------------------------

ASSETS
   Short-term Investments (at amortized cost) .....................................................   $398,885,284
   Income receivables .............................................................................        236,864
   Receivable for fund shares sold ................................................................      5,423,347
----------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ...............................................................................    404,545,495
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable to GEAM ................................................................................        153,283
   Accrued other expenses .........................................................................         54,556
   Other liabilities ..............................................................................          1,011
----------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ..........................................................................        208,850
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................................   $404,336,645
======================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ................................................................................    404,400,366
   Undistributed (distribution in excess of) net investment income ................................            148
   Accumulated net realized gain (loss) ...........................................................        (63,869)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................................   $404,336,645
======================================================================================================================
NET ASSETS ........................................................................................    404,336,645
Shares outstanding ($0.01 par value; unlimited shares authorized) .................................    404,390,200
Net asset value per share .........................................................................          $1.00


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

                                                                                               MONEY
                                                                                               MARKET
                                                                                                FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Interest .........................................................................   $ 6,447,487
------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .......................................................................     6,447,487
------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .................................................       850,698
      Transfer agent ...................................................................            36
      Trustee's fees ...................................................................         4,090
      Custody and accounting expenses ..................................................        19,992
      Professional fees ................................................................        12,139
      Registration expenses ............................................................         3,736
      Other expenses ...................................................................         8,306
------------------------------------------------------------------------------------------------------------------
       NET EXPENSES ....................................................................       898,997
------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .......................................................     5,548,490
==================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................    $5,548,490
==================================================================================================================


See Notes to Financial Statements.

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         MONEY
                                                                                                        MARKET
                                                                                                         FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         SIX MONTHS ENDED             YEAR ENDED
                                                                                           JUNE 30, 2008             DECEMBER 31,
                                                                                            (UNAUDITED)                  2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ....................................................  $   5,548,490              $  15,052,575
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..........................................      5,548,490                 15,052,575
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ............................................................     (5,548,490)               (15,052,427)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................................................     (5,548,490)               (15,052,427)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ................             --                        148
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares .....................................................    178,687,317                248,224,006
     Value of distributions reinvested ................................................      5,548,490                 15,052,427
     Cost of shares redeemed ..........................................................   (120,589,578)              (202,208,593)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ..................................     63,646,229                 61,067,840
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................     63,646,229                 61,067,988

NET ASSETS
   Beginning of period ................................................................    340,690,416                279,622,428
------------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................  $ 404,336,645              $ 340,690,416
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ........  $         148              $         148

CHANGES IN FUND SHARES
     Shares sold ......................................................................    178,687,317                248,224,004
     Issued for distributions reinvested ..............................................      5,548,490                 15,052,426
     Shares redeemed ..................................................................   (120,589,578)              (202,208,593)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ................................................     63,646,229                 61,067,837
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund (the "Fund") and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


                                     Level 1                  Level 2                 Level 3                   Total
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities              $--                $ 398,885,284                 $--                 $ 398,885,284
Other Financial Instruments            $--                $          --                 $--                 $         --


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's Custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2008, information on the tax cost of investments is as follows:


                                                                                                       Net Tax
                   Cost of                  Gross Tax                  Gross Tax                   Appreciation/
               Investments for              Unrealized                Unrealized                   (Depreciation)
                Tax Purposes               Appreciation               Depreciation                 on Investments
------------------------------------------------------------------------------------------------------------------------------------
                $398,885,284                   $--                        $--                           $--

As of December 31, 2007, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                   Amount               Expires
--------------------------------------------------------------------------------
                  $63,869              12/31/10

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                                  Long-Term
                 Ordinary          Capital
                  Income            Gains          Total
--------------------------------------------------------------------------------
2007           $15,052,427           $--       $15,052,427
2006            12,896,680            --        12,896,680

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares net investment income dividends daily and pays them monthly. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the year ended December 31, 2007.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:


                                 Annualized based on
                               average daily net assets
                       -----------------------------------------
                           Average Daily       Advisory and
                            Net Assets        Administration
                             of Fund               Fees
----------------------------------------------------------------

Money Market Fund       First $100 million         .50%
                         Next $100 million         .45%
                         Next $100 million         .40%
                         Next $100 million         .35%
                         Over $400 million         .30%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $2,427 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE logo omitted]

GE Investments Funds, Inc.


Real Estate Securities Fund


Semi-Annual Report


JUNE 30, 2008


[GE LOGO OMITTED]

GE Investments Funds, Inc.

Real Estate Securities Fund
--------------------------------------------------------------------------------


                                                                        Contents

NOTES TO PERFORMANCE .....................................................  1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...............................  2

NOTES TO SCHEDULE OF INVESTMENTS .........................................  7

FINANCIAL STATEMENTS

     Financial Highlights ................................................  8

     Statement of Assets and Liabilities .................................  9

     Statement of Operations ............................................. 10

     Statements of Changes in Net Assets ................................. 11

     Notes to Financial Statements ....................................... 12

ADDITIONAL INFORMATION ................................................... 17

INVESTMENT TEAM .......................................................... 20



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns shown are net of Fund expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund's total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

NAREIT Equity Index is an unmanaged index of all tax-qualified real estate investment trusts (REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



-----------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF
THE FUNDS.

Real Estate Securities Fund
--------------------------------------------------------------------------------
                                                                             Q&A


URDANG SECURITIES MANAGEMENT, INC. (URDANG) IS THE SUB-ADVISER FOR THE REAL ESTATE SECURITIES FUND. URDANG IS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL MANAGEMENT, INC. (URDANG CAPITAL). URDANG CAPITAL IS WHOLLY OWNED BY THE BANK OF NEW YORK MELLON CORPORATION (BANK OF NEW YORK) AND OPERATES AS PART OF BANK OF NEW YORK'S ASSET MANAGEMENT DIVISION. AS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL, URDANG IS A SECOND TIER SUBSIDIARY OF BANK OF NEW YORK. URDANG IS A REGISTERED INVESTMENT ADVISER THAT WAS FORMED IN 1995 TO FOCUS EXCLUSIVELY ON OPPORTUNITIES IN THE REAL ESTATE SECURITIES MARKET, INCLUDING PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (REITS).

THE REAL ESTATE SECURITIES FUND IS CO-MANAGED BY TODD BRIDDELL, CFA, DEAN FRANKEL, CFA AND ERIC ROTHMAN, CFA.

TODD BRIDDELL IS A MANAGING DIRECTOR OF REAL ESTATE SECURITIES AND SERVES AS SENIOR PORTFOLIO MANAGER TO THE FUND. HE CO-FOUNDED URDANG SECURITIES MANAGEMENT IN 1995 AND HAS 14 YEARS OF REAL ESTATE INDUSTRY EXPERIENCE.

DEAN FRANKEL JOINED THE FIRM IN 1997 AND IS A PORTFOLIO MANAGER. HE MANAGES THE FIRM'S PROPRIETARY RESEARCH EFFORT AND OVERSEES THE FIRM'S TRADING ACTIVITIES.

ERIC ROTHMAN JOINED THE FIRM IN 2006 AND IS A PORTFOLIO MANAGER. IN HIS ROLE AS PORTFOLIO MANAGER, MR. ROTHMAN IS RESPONSIBLE FOR ASSISTING MR. FRANKEL FOR THE STRATEGY FOR U.S. REITS, INCLUDING MARKET RESEARCH AND ANALYSIS OF REAL ESTATE SECURITIES. PRIOR TO JOINING URDANG, MR. ROTHMAN WAS AN EQUITY RESEARCH ANALYST AT AEW CAPITAL MANAGEMENT, L.P. FROM AUGUST 2006 TO NOVEMBER 2006 AND WACHOVIA SECURITIES FROM FEBRUARY 2001 TO AUGUST 2006.


Q. HOW DID THE REAL ESTATE SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008?

A. For the six-month period ended June 30, 2008, the Real Estate Securities Fund returned -1.84% for the Class 1 shares and -12.35% for the Class 4 shares. The NAREIT Equity Index, the Fund's benchmark, returned -3.59% and the Fund's Lipper peer group of 63 Real Estate funds returned an average of -6.26% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed the benchmark by 175 basis points (bps) for the reporting period (net of fees without load). Stock selection generated the majority of the relative outperformance, while sector selection contributed 21bps to the outperformance. Cash drag reduced relative outperformance by 48bps but the effect of intraday trading profits and losses, the timing of cash flows, rounding, and other items not directly captured by our attribution measurement system added approximately 34bps.

    An underweight to the hotel and industrial sectors, and overweight to the apartment sector generated the majority of sector selection outperformance (combining for 59bps). However, the sector selection alpha was offset by an overweight to the triple net lease sector and an underweight to the self-storage sector (combined reduction of 38bps).

    Stock selection within the apartment sector generated half of the Fund's total outperformance (87bps), and stock selection within the hotel and healthcare sectors also made positive contributions. Our weakest area was within our shopping center holdings, which negatively impacted Fund performance.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Reflecting continuing concern about a worsening economy and diminished outlook for consumer spending we reduced the allocation to the shopping center sector from an overweight to an underweight during the period and increased our overweight to the healthcare sector, a traditional defensive sector.

Real Estate Securities Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides infor mation about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

START
JANUARY 1, 2008 - JUNE 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                               BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)             DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                             981.58                             4.72

     Class 4                         1,000.00                             876.54                             6.30
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,020.04                             4.67

     Class 4                         1,000.00                           1,018.08                             6.71
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.93% FOR CLASS 1 AND 1.33% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2008 - JUNE 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).


** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 WERE AS
   FOLLOWS: (1.84)% FOR CLASS 1 SHARES, AND SINCE INCEPTION (12.35)% FOR CLASS 4 SHARES.

Real Estate Securities Fund                                          (unaudited)
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

            GEI REAL ESTATE SECURITIES       NAREIT EQUITY INDEX

06/98                 10,000.00                   10,000.00
12/98                  8,704.34                    8,686.58
12/99                  8,685.43                    8,285.32
12/00                 11,511.76                   10,469.61
12/01                 12,874.45                   11,928.31
12/02                 12,701.19                   12,383.09
12/03                 17,458.75                   16,982.67
12/04                 23,096.15                   22,347.01
12/05                 25,817.15                   25,064.93
12/06                 34,343.85                   33,852.86
12/07                 29,240.61                   28,540.75
06/08                 28,702.11                   27,514.80


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------

CLASS 1 SHARES (Inception date: 5/1/95)
------------------------------------------------------------------------------------------------------------------------------------

                                  SIX           ONE                FIVE               TEN         ENDING VALUE OF A
                                 MONTHS         YEAR               YEAR              YEAR         $10,000 INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund      -1.84%        -10.83%             13.84%            11.12%            $28,702
------------------------------------------------------------------------------------------------------------------------------------
NAREIT Equity Index              -3.59%        -13.64%             14.30%            10.65%            $27,515
------------------------------------------------------------------------------------------------------------------------------------
Lipper peer group average*       -6.27%        -15.90%             14.48%            10.78%
------------------------------------------------------------------------------------------------------------------------------------


CLASS 4 SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

               GEI REAL ESTATE SECURITIES         NAREIT EQUITY INDEX

05/08                 10,000.00                         10,000.00
06/08                  8,765.43                          8,981.15


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------------------

CLASS 4 SHARES (Inception date: 5/1/08)
------------------------------------------------------------------------------------------------------------------------------------

                                       ONE                 SINCE        ENDING VALUE OF A
                                      MONTH              INCEPTION      $10,000 INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund          -10.80%              -12.35%            $  8,765
------------------------------------------------------------------------------------------------------------------------------------
NAREIT Equity Index                  -10.88%              -10.19%            $  8,912
------------------------------------------------------------------------------------------------------------------------------------
Lipper peer group average**          -11.07%                N/A
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek maximum total return through current income and capital appreciation by investing at least 80% of its net assets in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, under normal circumstances.


PORTFOLIO COMPOSITION AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $81,996 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Multifamily 15.0%
Office 14.8%
Regional Malls 14.2%
Healthcare 12.1%
Shopping Centers 11.3%
Diversified 8.0%
Industrial 7.5%
Self Storage 4.4%
Hotel 4.0%
Freestanding 3.2%
Office/Industrial 2.3%
Man. Homes 1.3%
Specialty 1.3%
Short-Term 0.6%
Other Investments 0.0%


TOP TEN LARGEST HOLDINGS AS OF JUNE 30, 2008
as a % of Market Value
--------------------------------------------------------------------------------
 Simon Property Group, Inc.                              7.35%
--------------------------------------------------------------------------------
 Vornado Realty Trust                                    6.65%
--------------------------------------------------------------------------------
 General Growth Properties, Inc.                         5.28%
--------------------------------------------------------------------------------
 Prologis                                                4.60%
--------------------------------------------------------------------------------
 Public Storage                                          4.40%
--------------------------------------------------------------------------------
 Equity Residential                                      4.06%
--------------------------------------------------------------------------------
 Nationwide Health Properties Inc.                       3.90%
--------------------------------------------------------------------------------
 BRE Properties, Inc.                                    3.28%
--------------------------------------------------------------------------------
 Kilroy Realty Corp.                                     3.26%
--------------------------------------------------------------------------------
 Federal Realty Investment Trust                         3.26%
--------------------------------------------------------------------------------


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE REAL ESTATE FUNDS PEER GROUP CONSISTING OF 63, 61, 41 AND 17 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE MONTH PERIOD INDICATED IN THE REAL ESTATE FUNDS PEER GROUP CONSISTING OF 68 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

*** LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

REAL ESTATE SECURITIES FUND


Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                           REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK (REIT) -- 97.3% +
--------------------------------------------------------------------------------


DIVERSIFIED -- 8.0%

Cousins Properties Inc.               16,040  $    370,524
Lexington Realty Trust                53,130       724,162
Vornado Realty Trust                  61,930     5,449,840
                                                 6,544,526

FREESTANDING -- 3.2%

National Retail Properties, Inc.      94,720     1,979,648
Realty Income Corp.                   30,710       698,960
                                                 2,678,608

HEALTHCARE -- 12.1%

HCP, Inc.                             55,540     1,766,727
Health Care REIT Inc.                 27,230     1,211,735
Nationwide Health Properties Inc.    101,490     3,195,920
Senior Housing Properties Trust       74,430     1,453,618
Ventas, Inc.                          53,790     2,289,840
                                                 9,917,840

HOTEL -- 2.1%

Host Hotels & Resorts Inc.           111,080     1,516,242
Sunstone Hotel Investors, Inc.        14,660       243,356
                                                 1,759,598

INDUSTRIAL -- 7.5%

AMB Property Corp.                    47,210     2,378,440
Prologis                              69,410     3,772,434
                                                 6,150,874

MAN. HOMES -- 1.3%

Equity Lifestyle Properties, Inc.     24,010     1,056,440

MULTIFAMILY -- 14.9%

AvalonBay Communities, Inc.           22,260     1,984,702
BRE Properties, Inc.                  62,190     2,691,583
Camden Property Trust                 27,510     1,217,593
Education Realty Trust, Inc.          58,360       679,894
Equity Residential                    86,920     3,326,428
Essex Property Trust, Inc.            11,490     1,223,685
Home Properties Inc.                  23,900     1,148,634
                                                12,272,519

OFFICE -- 14.8%

Alexandria Real Estate Equities, Inc. 16,660     1,621,684
Boston Properties, Inc.               21,050     1,899,131

                                      NUMBER
                                     OF SHARES         VALUE
--------------------------------------------------------------------------------

Brandywine Realty Trust               47,470  $    748,127
Highwoods Properties, Inc.            17,210       540,738
HRPT Properties Trust                148,820     1,007,511
Kilroy Realty Corp.                   56,800     2,671,304(b)
Mack-Cali Realty Corp.                21,850       746,615
Maguire Properties, Inc.              46,220       562,498
Parkway Properties, Inc.              16,910       570,374
SL Green Realty Corp.                 21,680     1,793,370
                                                12,161,352

OFFICE/INDUSTRIAL -- 2.3%

Duke Realty Corp.                     83,360     1,871,432

REGIONAL MALLS -- 14.1%

General Growth Properties, Inc.      123,480     4,325,504
Pennsylvania Real Estate Investment
  Trust                               22,420       518,799
Simon Property Group, Inc.            67,070     6,028,922
Taubman Centers, Inc.                 15,380       748,237
                                                11,621,462

SELF STORAGE -- 4.4%

Public Storage                        44,620     3,604,850

SHOPPING CENTERS -- 11.3%

Acadia Realty Trust                   20,980       485,687
Developers Diversified Realty Corp.   12,570       436,305
Federal Realty Investment Trust       38,690     2,669,610
Kimco Realty Corp.                    73,670     2,543,088
Regency Centers Corp.                 40,910     2,418,599
Tanger Factory Outlet Centers         19,930       716,085
                                                 9,269,374

SPECIALTY -- 1.3%

Digital Realty Trust, Inc.            25,510     1,043,614

TOTAL COMMON STOCK (REIT)
   (COST $87,259,371)                           79,952,489

--------------------------------------------------------------------------------
COMMON STOCK -- 1.8%
--------------------------------------------------------------------------------

HOTEL -- 1.8%

Starwood Hotels & Resorts
   Worldwide, Inc.
   (COST $2,150,081)                  37,800     1,514,646


TOTAL INVESTMENTS IN SECURITIES
   (COST $89,409,452)                           81,467,135


See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


                                                       VALUE
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $6,312)                              $      4,797(c)


TOTAL INVESTMENTS IN SECURITIES
   (COST $89,415,764)                           81,471,932


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.6%
--------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
   1.93%                                           524,057(a,d)
   (COST $524,057)


TOTAL INVESTMENTS
   (COST $89,939,821)                           81,995,989


OTHER ASSETS AND LIABILITIES, NET-- 0.3%           213,520
                                               -----------


NET ASSETS-- 100.0%                            $82,209,509
                                               ===========


See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Coupon amount represents effective yield.

(b) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(c) GE Asset Management ("GEAM"), the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2008.

Abbreviations:

REIT  Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------


REAL ESTATE SECURITIES FUND

                                                       -----------------------------------------------------------------------------
                                                                                          CLASS 1
                                                       -----------------------------------------------------------------------------
                                                       6/30/08+     12/31/07      12/31/06       12/31/05    12/31/04      12/31/03
                                                       -----------------------------------------------------------------------------
INCEPTION DATE                                              --            --            --             --          --        5/1/95
Net asset value, beginning of period .................   $10.87       $21.49        $19.20         $19.54      $16.78        $13.14
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................     0.89         0.72          0.65           0.70        0.65          0.50
   Net realized and unrealized
       gains/(losses) on investments .................    (1.10)       (3.87)         5.68           1.62        4.76          0.42
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS .............................    (0.21)       (3.15)         6.33           2.32        5.41          4.92
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .............................       --         0.75          0.48           0.75        0.52          0.41
   Net realized gains ................................       --         6.72          3.56           1.91        2.13          0.87
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       --         7.47          4.04           2.66        2.65          1.28
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......................   $10.66       $10.87        $21.49         $19.20      $19.54        $16.78
====================================================================================================================================
TOTAL RETURN (A) .....................................    (1.84)%     (14.86)%       33.03%         11.78%      32.29%        37.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........  $82,201      $96,650      $178,317       $143,801    $146,221       $98,294
   Ratios to average net assets:
      Net investment income* .........................     3.61%        2.59%         3.08%          3.21%       4.15%         4.65%
      Expenses* ......................................     0.93%        0.90%         0.88%          0.89%       0.90%         0.89%
   Portfolio turnover rate ...........................       53%         106%           92%            52%         78%           52%

                                                       -----------------
                                                           CLASS 4
                                                       -----------------
                                                          6/30/08+
                                                       -----------------

INCEPTION DATE                                              5/1/08
Net asset value, beginning of period .................      $12.15
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................        0.15
   Net realized and unrealized
       gains/(losses) on investments .................       (1.65)
------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM
   INVESTMENT OPERATIONS .............................       (1.50)
------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .............................          --
   Net realized gains ................................          --
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................          --
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......................      $10.65
========================================================================
TOTAL RETURN (A) .....................................      (12.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........          $9
   Ratios to average net assets:
      Net investment income* .........................        3.25%
      Expenses* ......................................        1.33%
   Portfolio turnover rate ...........................          53%



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualize for periods less than one year.

+   Unaudited


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            REAL ESATE
                                                                                                            SECURITIES
                                                                                                               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $89,409,452) ...........................................    $81,467,135
   Investments in affiliated securities, at market (cost $6,312) .....................................          4,797
   Short-term affiliated investments (at amortized cost) .............................................        524,057
   Income receivables ................................................................................        256,056
   Receivable for fund shares sold ...................................................................         94,041
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ..................................................................................     82,346,086
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased .................................................................         10,364
   Payable to GEAM ...................................................................................         74,423
   Accrued other expenses ............................................................................         51,081
   Other liabilities .................................................................................            709
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES .............................................................................        136,577
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................................    $82,209,509
====================================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ...................................................................................     96,852,013
   Undistributed (distribution in excess of) net investment income ...................................      1,919,979
   Accumulated net realized gain (loss) ..............................................................     (8,618,651)
   Net unrealized appreciation/(depreciation) on:
       Investments ...................................................................................     (7,943,832)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................................    $82,209,509
====================================================================================================================================

CLASS 1:

NET ASSETS ...........................................................................................     82,200,741
Shares outstanding ($0.01 par value; unlimited shares authorized) ....................................      7,708,846
Net asset value per share ............................................................................         $10.66

CLASS 4:

NET ASSETS ...........................................................................................          8,768
Shares outstanding ($0.01 par value; unlimited shares authorized) ....................................            823
Net asset value per share ............................................................................         $10.65


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                REAL ESATE
                                                                                                SECURITIES
                                                                                                  FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend ...........................................................................   $  1,992,773
      Interest ...........................................................................         48,048
      Interest from affliated investments ................................................         12,500
      Less: Foreign taxes withheld .......................................................           (968)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .........................................................................      2,052,353
------------------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ...................................................        381,654
      Distributors Fees (Note 4)
         Class 1 .........................................................................              7
      Transfer agent .....................................................................             23
      Trustee's fees .....................................................................          1,169
      Custody and accounting expenses ....................................................         18,993
      Professional fees ..................................................................         10,944
      Registration expenses ..............................................................          2,489
      Other expenses .....................................................................          4,887
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .......................................        420,166
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by the adviser
            (waiver related to Fund of Fund Investment) ..................................           (939)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .......................................................................        419,227
------------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .........................................................      1,633,126
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .....................................................................     (6,537,363)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
         Investments .....................................................................      3,167,956
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .............................     (3,369,407)
------------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................    $(1,736,281)
====================================================================================================================================


See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        REAL ESTATE
                                                                                                        SECURITIES
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED              YEAR ENDED
                                                                                        JUNE 30, 2008              DECEMBER 31,
                                                                                         (UNAUDITED)                  2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ................................................  $    1,633,126            $    3,256,939
     Net realized gain (loss) on investments, futures, written options,
       and foreign currency transactions ..........................................      (6,537,363)               29,837,725
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, and foreign currency
       translation ................................................................       3,167,956               (51,608,095)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ......................................      (1,736,281)              (18,513,431)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 ....................................................................              --                (3,999,441)
       Class 4 ....................................................................              --                        --
     Net realized gains
       Class 1 ....................................................................              --               (35,719,010)
       Class 4 ....................................................................              --                        --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ............................................................              --               (39,718,451)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ............      (1,736,281)              (58,231,882)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 ....................................................................       3,109,370                 4,445,242
       Class 4 ....................................................................          10,000                        --
     Value of distributions reinvested
       Class 1 ....................................................................              --                39,718,451
       Class 4 ....................................................................              --                        --
     Cost of shares redeemed
       Class 1 ....................................................................     (15,823,792)              (67,599,080)
       Class 4 ....................................................................              --                        --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ..............................     (12,704,422)              (23,435,387)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ........................................     (14,440,703)              (81,667,269)

NET ASSETS
   Beginning of period ............................................................      96,650,212               178,317,481
------------------------------------------------------------------------------------------------------------------------------------
   End of period ..................................................................   $  82,209,509             $  96,650,212
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ....   $   1,919,979           $       286,853
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
CLASS 1
Shares sold .......................................................................         271,115                   197,070
Issued for distributions reinvested ...............................................              --                 3,637,222
Shares redeemed ...................................................................      (1,457,591)               (3,235,096)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ............................................      (1,186,476)                  599,196
====================================================================================================================================
CLASS 4
Shares sold .......................................................................             823                        --
Issued for distributions reinvested ...............................................              --                        --
Shares redeemed ...................................................................              --                        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ............................................             823                        --
====================================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund (the "Fund").

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund adopted FASB Statement No. 157, FAIR VALUE MEASUREMENTS (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the Fund.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the Fund; 2) quoted prices for identical or similar securities to those of the Fund that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in TOTAL INVESTMENTS, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


                                     Level 1                  Level 2                 Level 3                   Total
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities         $ 81,991,192                $4,797                    $--                  $81,995,989
Other Financial Instruments       $         --                $   --                    $--                  $        --


REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

REAL ESTATE INVESTMENT TRUSTS Dividend income, attributable to real estate investment trusts ("REITs"), is recorded based on management's estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2008, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                Unrealized                 (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
-----------------------------------------------------------------------------------------------------------------------
                 $91,346,229               $1,132,678                $(10,489,230)              $(9,356,552)


As of December 31, 2007, the Fund has no capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                 Capital              Currency
--------------------------------------------------------------------------------
                $668,568                 $--

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

          Ordinary      Long-Term     Return of
           Income     Capital Gains    Capital      Total
--------------------------------------------------------------------------------
2007     $5,956,613    $33,613,314    $148,524    $39,718,451
2006      4,582,222     23,587,670          --     28,169,892


DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

          Undistributed
         (Distribution
          in Excess of)
         Net Investment     Accumulated       Paid in
            Income       Net Realized Gain    Capital
--------------------------------------------------------------------------------
           $691,310         $(542,786)     $(148,524)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes to Financial Statements                          June 30, 2008 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

3.   LINE OF CREDIT
The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended June 30, 2008.

4.   AMOUNTS PAID TO AFFILIATES
GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                     Annualized based on
                  average daily net assets
--------------------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
             of Fund                     Fees
--------------------------------------------------------------------------------
        First $100 million              0.85%
         Next $100 million              0.80%
         Over $200 million              0.75%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2008, $810 was charged to the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Class 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.45% for the Class 4 shares. Currently, Class 1 shares are not subject to a Rule 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

5.   SUB-ADVISORY FEES
Pursuant to an investment sub-advisory agreement with GEAM, Urdang Securities Management, Inc. ("Urdang") is the Sub-Adviser to the Fund. Urdang is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Urdang monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

6.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended June 30, 2008 were as follows:

                Purchases               Sales
--------------------------------------------------------------------------------
               $46,758,780           $57,528,450

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    62

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    60

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    72

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS

Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY

Jeanne M. LaPorta


ASSISTANT SECRETARIES

Joseph A. Carucci
Joon Won Choe


TREASURER

Scott H. Rhodes


ASSISTANT TREASURERS

Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR

GE Investment Distributors, Inc.
Member FINRA and SIPC

COUNSEL

Sutherland, Asbill & Brennan, LLP


CUSTODIAN

State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER
Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)
David Wiederecht, EVP, PRESIDENT - INVESTMENT STRATEGIES

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


[GE LOGO OMITTED]

ITEM 2. CODE OF ETHICS.

Applicable only to an annual filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable only to an annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only to an annual filing.


ITEM 5. Audit Committee of Listed Registrants

Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	 INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INVESTMENTS FUNDS, INC

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  September 04, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  September 04, 2008

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE INVESTMENTS FUNDS, INC.

Date:  September 04, 2008

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.